UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

Item 1. Schedule of Investments.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2012 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 54.8%

VALIC Co. I Blue Chip Growth Fund	676,537	$7,868,121
VALIC Co. I Dividend Value Fund	2,851,725	26,635,112
VALIC Co. I Mid Cap Strategic Growth Fund	99,718	1,179,665
VALIC Co. I Nasdaq-100 Index Fund	1,491,664	8,994,732
VALIC Co. I Science & Technology Fund†	477,252	7,559,666
VALIC Co. I Small Cap Special Values Fund	316,304	2,843,572
VALIC Co. I Stock Index Fund	2,545,862	62,373,623
VALIC Co. II Capital Appreciation Fund	988,997	10,087,765
VALIC Co. II Mid Cap Growth Fund†	480,178	3,855,827
VALIC Co. II Mid Cap Value Fund	965,063	15,817,386
VALIC Co. II Small Cap Growth Fund	252,527	3,159,111
VALIC Co. II Small Cap Value Fund	224,303	2,698,359

Total Domestic Equity Investment Companies
(cost $145,184,289)		153,072,939

Fixed Income Investment Companies - 27.9%

VALIC Co. I Capital Conservation Fund	1,265,152	12,790,690
VALIC Co. I Government Securities Fund	499,265	5,661,669
VALIC Co. I Inflation Protected Fund	201,786	2,379,056
VALIC Co. II Core Bond Fund	3,495,520	38,940,088
VALIC Co. II High Yield Bond Fund	507,871	3,702,381
VALIC Co. II Strategic Bond Fund	1,287,732	14,512,745

Total Fixed Income Investment Companies
(cost $76,128,103)		77,986,629

International Equity Investment Companies - 13.5%

VALIC Co. I Emerging Economies Fund	3,115,626	22,120,944
VALIC Co. I Foreign Value Fund	1,289,633	9,414,319
VALIC Co. I International Equities Fund	1,173,861	6,127,554

Total International Equity Investment Companies
(cost $41,061,837)		37,662,817

Real Estate Investment Companies - 3.8%

VALIC Co. I Global Real Estate Fund (cost $9,258,858)	1,412,045	10,547,978

TOTAL INVESTMENTS
(cost $271,633,087) (2)	100.0%	279,270,363
Liabilities in excess of other assets	0.0	(46,816)

NET ASSETS	100.0%	$279,223,547

†	Non-income producing security
#	The Aggressive Growth lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$153,072,939	$—	$—	$153,072,939
Fixed Income Investment Companies	77,986,629	—	—	77,986,629
International Equity Investment Companies	37,662,817	—	—	37,662,817
Real Estate Investment Companies	10,547,978	—	—	10,547,978

Total	$279,270,363	$—	$—	$279,270,363

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - May 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.5%
Agricultural Chemicals - 1.7%

Monsanto Co.	11,960	$923,312

Apparel Manufacturers - 1.4%

Michael Kors Holdings, Ltd.†	6,390	251,638
Under Armour, Inc., Class A†	5,310	534,876

		786,514

Applications Software - 4.0%

Citrix Systems, Inc.†	7,270	531,292
Intuit, Inc.	11,290	634,837
Red Hat, Inc.†	11,840	608,339
Salesforce.com, Inc.†	3,170	439,425

		2,213,893

Auto/Truck Parts & Equipment-Original - 1.6%

Delphi Automotive PLC†	16,350	474,641
Johnson Controls, Inc.	12,510	377,051

		851,692

Banks-Super Regional - 0.9%

Wells Fargo & Co.	15,890	509,275

Batteries/Battery Systems - 0.8%

Energizer Holdings, Inc.†	6,230	454,229

Beverages-Non-alcoholic - 4.1%

Coca-Cola Enterprises, Inc.	24,290	664,574
PepsiCo, Inc.	23,170	1,572,085

		2,236,659

Chemicals-Diversified - 1.3%

PPG Industries, Inc.	6,900	713,736

Chemicals-Specialty - 1.2%

Eastman Chemical Co.	14,350	668,136

Commercial Services-Finance - 3.0%

Mastercard, Inc., Class A	1,940	788,629
Moody’s Corp.	10,620	388,586
Paychex, Inc.	15,230	456,443

		1,633,658

Computers - 8.2%

Apple, Inc.†	7,760	4,483,185

Computers-Integrated Systems - 0.5%

Teradata Corp.†	4,160	276,557

Cosmetics & Toiletries - 0.7%

Avon Products, Inc.	23,470	388,429

Cruise Lines - 0.6%

Royal Caribbean Cruises, Ltd.	14,470	340,769

Diversified Manufacturing Operations - 4.8%

Cooper Industries PLC	13,670	963,735
Danaher Corp.	17,370	902,719
Eaton Corp.	17,680	754,229

		2,620,683

E-Commerce/Products - 1.6%

Amazon.com, Inc.†	4,040	860,156

E-Commerce/Services - 1.3%

priceline.com, Inc.†	1,110	694,294

Electronic Components-Semiconductors - 3.4%

Broadcom Corp., Class A	15,340	496,249
Skyworks Solutions, Inc.	11,680	313,725
Texas Instruments, Inc.	23,790	677,539
Xilinx, Inc.	12,420	397,067

		1,884,580

Electronic Measurement Instruments - 0.6%

Agilent Technologies, Inc.	8,700	353,742

Engineering/R&D Services - 1.0%

Fluor Corp.	12,150	569,592

Enterprise Software/Service - 2.5%

Oracle Corp.	52,110	1,379,352

Finance-Credit Card - 1.1%

Discover Financial Services	17,620	583,398

Finance-Other Services - 0.5%

IntercontinentalExchange, Inc.†	2,160	264,492

Food-Retail - 1.5%

Whole Foods Market, Inc.	9,470	839,137

Home Decoration Products - 1.0%

Newell Rubbermaid, Inc.	30,540	561,936

Internet Content-Information/News - 0.7%

LinkedIn Corp., Class A†	3,740	359,414

Internet Infrastructure Software - 1.2%

F5 Networks, Inc.†	6,390	661,237

Machinery-Construction & Mining - 2.0%

Caterpillar, Inc.	12,480	1,093,498

Medical Information Systems - 0.8%

Cerner Corp.†	5,870	457,625

Medical Instruments - 0.8%

St. Jude Medical, Inc.	11,070	425,309

Medical-Biomedical/Gene - 3.8%

Alexion Pharmaceuticals, Inc.†	4,030	364,997
Biogen Idec, Inc.†	3,700	483,775
Gilead Sciences, Inc.†	14,590	728,771
Vertex Pharmaceuticals, Inc.†	8,780	527,151

		2,104,694

Medical-Drugs - 2.4%

Allergan, Inc.	6,290	567,672
Bristol-Myers Squibb Co.	13,590	453,091
Merck & Co., Inc.	7,270	273,207

		1,293,970

Medical-Generic Drugs - 1.6%

Perrigo Co.	2,950	306,475
Watson Pharmaceuticals, Inc.†	7,730	551,072

		857,547

Medical-HMO - 0.5%

WellCare Health Plans, Inc.†	4,720	266,538

Medical-Wholesale Drug Distribution - 1.4%

McKesson Corp.	8,800	768,064

Metal Processors & Fabrication - 1.1%

Precision Castparts Corp.	3,570	593,370

Metal-Iron - 0.6%

Cliffs Natural Resources, Inc.	6,750	322,515

Multimedia - 2.1%

News Corp., Class A	24,490	470,208
Viacom, Inc., Class B	13,740	655,810

		1,126,018

Oil & Gas Drilling - 0.9%

Ensco PLC, Class A	10,790	484,579

Oil Companies-Exploration & Production - 3.0%

EOG Resources, Inc.	9,220	915,546
Noble Energy, Inc.	3,300	278,718
Occidental Petroleum Corp.	5,860	464,522

		1,658,786

Oil Companies-Integrated - 1.9%

Chevron Corp.	10,760	1,057,816

Oil Field Machinery & Equipment - 1.3%

Cameron International Corp.†	6,630	302,925
National Oilwell Varco, Inc.	6,430	429,202

		732,127

Oil-Field Services - 1.8%

Schlumberger, Ltd.	15,990	1,011,367

Retail-Apparel/Shoe - 2.6%

Limited Brands, Inc.	8,530	378,391
PVH Corp.	7,550	611,550
Ross Stores, Inc.	7,120	450,197

		1,440,138

Retail-Building Products - 1.7%

Home Depot, Inc.	18,320	903,909

Retail-Major Department Stores - 0.7%

Nordstrom, Inc.	7,680	363,802

Retail-Regional Department Stores - 1.2%

Macy’s, Inc.	17,170	653,318

Retail-Restaurants - 1.4%

Starbucks Corp.	13,540	743,211

Retail-Sporting Goods - 0.6%

Dick’s Sporting Goods, Inc.	7,590	352,935

Semiconductor Components-Integrated Circuits - 4.3%

Analog Devices, Inc.	19,600	712,852
QUALCOMM, Inc.	28,450	1,630,469

		2,343,321

Software Tools - 0.6%

VMware, Inc., Class A†	3,720	345,997

Tobacco - 3.1%

Philip Morris International, Inc.	20,350	1,719,778

Transport-Rail - 1.1%

Union Pacific Corp.	5,340	594,876

Transport-Services - 1.1%

FedEx Corp.	6,790	605,261

Web Portals/ISP - 2.9%

Google, Inc., Class A†	2,780	1,614,791

Total Long-Term Investment Securities
(cost $50,411,500)		54,047,217

SHORT-TERM INVESTMENT SECURITIES - 1.4%
Time Deposits - 1.4%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/12 (cost $776,000)	$776,000	776,000

TOTAL INVESTMENTS
(cost $51,187,500) (1)	99.9%	54,823,217
Other assets less liabilities	0.1	46,102

NET ASSETS	100.0%	$54,869,319

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$4,483,185	$—	$—	$4,483,185
Other Industries*	49,564,032	—	—	49,564,032
Short-Term Investment Securities:
Time Deposits	—	776,000	—	776,000

Total	$54,047,217	$776,000	$—	$54,823,217

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2012 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 21.2%

VALIC Co. I Blue Chip Growth Fund	226,255	$2,631,345
VALIC Co. I Dividend Value Fund	798,473	7,457,740
VALIC Co. I Nasdaq-100 Index Fund	126,953	765,526
VALIC Co. I Science & Technology Fund†	46,986	744,262
VALIC Co. I Stock Index Fund	641,786	15,723,749
VALIC Co. II Capital Appreciation Fund	259,169	2,643,528
VALIC Co. II Mid Cap Growth Fund†	89,823	721,282
VALIC Co. II Mid Cap Value Fund	309,554	5,073,598

Total Domestic Equity Investment Companies
(cost $34,052,659)		35,761,030

Fixed Income Investment Companies - 73.2%

VALIC Co. I Capital Conservation Fund	1,456,878	14,729,032
VALIC Co. I Government Securities Fund	658,469	7,467,042
VALIC Co. I Inflation Protected Fund	1,366,591	16,112,110
VALIC Co. I International Government Bond Fund	208,945	2,636,880
VALIC Co. II Core Bond Fund	4,444,579	49,512,614
VALIC Co. II High Yield Bond Fund	2,126,612	15,503,003
VALIC Co. II Strategic Bond Fund	1,572,360	17,720,495

Total Fixed Income Investment Companies
(cost $119,379,609)		123,681,176

International Equity Investment Companies - 4.4%

VALIC Co. I Emerging Economies Fund	674,500	4,788,951
VALIC Co. I Foreign Value Fund	253,178	1,848,199
VALIC Co. I International Equities Fund	142,639	744,573

Total International Equity Investment Companies
(cost $7,899,518)		7,381,723

Real Estate Investment Companies - 1.2%

VALIC Co. I Global Real Estate Fund (cost $1,812,809)	273,265	2,041,291

TOTAL INVESTMENTS
(cost $163,144,595) (2)	100.0%	168,865,220
Liabilities in excess of other assets	0.0	(36,908)

NET ASSETS	100.0%	$168,828,312

†	Non-income producing security
#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$35,761,030	$—	$—	$35,761,030
Fixed Income Investment Companies	123,681,176	—	—	123,681,176
International Equity Investment Companies	7,381,723	—	—	7,381,723
Real Estate Investment Companies	2,041,291	—	—	2,041,291

Total	$168,865,220	$—	$—	$168,865,220

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2012 (unaudited)

Security Description	Principal Amount/Shares	Value (Note 1)
ASSET BACKED SECURITIES - 7.4%
Diversified Financial Services - 7.4%

Avis Budget Rental Car Funding AESOP LLC
Series 2010-5A, Class A
3.15% due 03/20/17*	$900,000	$943,149
Avis Budget Rental Car Funding AESOP LLC
Series 2012-2A, Class B
3.89% due 05/20/18*	879,000	892,084
Banc of America Alternative Loan Trust
Series 2004-10, Class 1CB1
6.00% due 11/25/34 (1)	213,312	209,052
Banc of America Funding Corp.
Series 2005-8, Class 2A4
6.00% due 01/25/36 (1)	248,760	246,032
Bear Stearns Asset Backed Securities Trust FRS
Series 2004-HE11, Class M1
0.83% due 12/25/34	856,465	831,476
Cajun Global LLC
Series 2011-1A, Class A2
5.96% due 02/20/41*	1,847,773	1,975,468
Capital One Multi-Asset Execution Trust
Series 2005-B1, Class B1
4.90% due 12/15/17	200,000	217,168
CIT Equipment Collateral
Series 2012-VT1, Class C
2.55% due 09/20/16*	103,000	102,985
Citicorp Mtg. Securities, Inc.
Series 2006-4, Class 1A2
6.00% due 08/25/36 (1)	255,142	245,111
Commercial Mtg. Pass Through Certs. VRS
Series 2007-C9, Class A4
5.81% due 12/10/49 (2)	1,500,000	1,725,228
Countrywide Alternative Loan Trust
Series 2005-64CB, Class 1A15
5.50% due 12/25/35 (1)	465,075	381,918
Countrywide Asset-Backed Certs. FRS
Series 2004-BC2, Class M2
1.81% due 02/25/34	355,212	319,179
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-12, Class 2A4
5.50% due 05/25/35 (1)	1,225,056	1,221,335
Countrywide Home Loan Mtg. Pass Through Trust
Series 2007-14, Class A19
6.00% due 09/25/37 (1)	472,322	422,685
Discover Card Master Trust
Series 2007-A1, Class A1
5.65% due 03/16/20	1,600,000	1,928,824
Drug Royalty Corp., Inc.
Series 2012-1, Class A2
5.80% due 07/15/24*	423,923	423,764
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class C
2.07% due 09/15/15*	315,000	316,785
GS Mtg. Securities Corp. II
Series 2006-GG8, Class AM
5.59% due 11/10/39 (2)	500,000	506,177
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.79% due 08/10/45 (2)	5,348,916	5,838,459
GSR Mtg. Loan Trust Series 2007-1F, Class 3A14 5.75% due 01/25/37 (1)	772,498	720,515
GSR Mtg. Loan Trust Series 2007-1F, Class 3A13 6.00% due 01/25/37 (1)	275,000	245,395
Hertz Vehicle Financing LLC Series 2011-1A, Class B1 4.17% due 03/25/16*	340,000	354,512
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP7, Class AM 5.87% due 04/15/45 (2)	1,160,788	1,225,184
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/40 (2)	2,000,000	2,247,582
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.87% due 06/15/38 (2)	750,000	846,877
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class AM 5.46% due 02/15/40 (2)	2,500,000	2,530,477
Marriott Vacation Club Owner Trust Series 2009-2A, Class A 4.81% due 07/20/31*	497,637	519,310
Morgan Stanley Capital I VRS Series 2006-HQ8, Class AM 5.47% due 03/12/44 (2)	3,879,000	4,082,807
Morgan Stanley Capital I VRS Series 2007-IQ15, Class AM 5.88% due 06/11/49 (2)	2,500,000	2,392,555
Morgan Stanley Re-REMIC Trust VRS Series 2010-GG10, Class A4B 5.81% due 08/15/45*(2)	1,137,873	1,142,706
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 5.06% due 08/25/34	235,946	230,962
Park Place Securities, Inc. FRS Series 2004-WWF1, Class M2 0.92% due 12/25/34	134,209	131,687
SLM Student Loan Trust Series 2012-B, Class A2 3.48% due 10/15/30*	350,000	357,965
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	1,067,000	1,115,187
Textainer Marine Containers, Ltd. Series 2011-1A, Class A 4.70% due 06/15/26*	181,667	185,981
Triton Container Finance LLC Series 2012-1A, Class A 4.21% due 05/14/27*(8)	500,000	500,000

Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/45 (2)	2,883,000	3,063,565
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.93% due 06/15/45 (2)	1,000,000	1,069,582
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-8, Class A2 0.64% due 07/25/36 (1)	54,993	54,523
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/36 (1)	282,145	276,890
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/37 (1)	325,613	307,860
Wheels SPV LLC Series 2012-1, Class A3 1.53% due 03/20/21*	300,000	300,127

Total Asset Backed Securities
(cost $42,251,590)		42,649,128

U.S. CORPORATE BONDS & NOTES - 23.5%
Advertising Agencies - 0.3%

Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/22	461,000	460,600
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	471,000	507,503
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/22	840,000	854,336

		1,822,439

Advertising Services - 0.0%

Visant Corp. Company Guar. Notes 10.00% due 10/01/17	140,000	132,300

Aerospace/Defense - 0.2%

Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	587,000	659,771
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	570,000	716,031

		1,375,802

Aerospace/Defense-Equipment - 0.4%
Sequa Corp. Company Guar. Notes 11.75% due 12/01/15*	175,000	185,719
United Technologies Corp. Senior Notes 1.80% due 06/01/17	642,000	650,604
United Technologies Corp. Senior Notes 4.50% due 06/01/42	1,139,000	1,219,884

		2,056,207

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.
Senior Notes
5.77% due 03/01/41	595,000	748,705

Airlines - 0.1%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	191,766	191,766
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	212,977	183,161

		374,927

Auto-Cars/Light Trucks - 0.3%

Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/21	460,000	461,150
Ford Motor Co. Senior Notes 7.40% due 11/01/46	800,000	960,000

		1,421,150

Banks-Commercial - 1.1%

Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	1,007,000	1,075,366
Branch Banking & Trust Co. FRS Sub. Notes 0.77% due 05/23/17	217,000	201,717
CIT Group, Inc. Senior Notes 5.50% due 02/15/19*	250,000	243,125
HSBC USA, Inc. Senior Notes 2.38% due 02/13/15	1,897,000	1,903,074
KeyBank NA Sub. Notes 7.41% due 10/15/27	82,000	92,644
Regions Bank Sub. Notes 7.50% due 05/15/18	318,000	356,160
Synovus Financial Corp. Senior Notes 7.88% due 02/15/19	185,000	193,788
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	675,000	745,592
Zions Bancorp. Senior Notes 4.50% due 03/27/17	1,511,000	1,516,101

		6,327,567

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/15	889,000	892,189
State Street Capital Trust IV FRS Limited Guar. Notes 1.47% due 06/15/37	784,000	571,730

		1,463,919

Banks-Money Center - 0.1%

Chase Capital III FRS Limited Guar. Notes 1.04% due 03/01/27	92,000	66,693
Comerica Bank Sub. Notes 5.20% due 08/22/17	491,000	545,008

		611,701

Banks-Super Regional - 1.1%

Capital One Capital VI Limited Guar. Notes 8.88% due 05/15/40	408,000	416,062
Capital One Financial Corp. FRS Senior Notes 1.62% due 07/15/14	468,000	464,401
Capital One Financial Corp. Senior Notes 2.15% due 03/23/15	1,245,000	1,250,350
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	345,000	407,396
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	314,000	342,120
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 1.70% due 07/23/12*(6)	306,000	234,494
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	45,000	47,008
US Bancorp Senior Notes 1.65% due 05/15/17	1,563,000	1,560,036
Wachovia Corp. Senior Notes 5.75% due 02/01/18	747,000	865,302
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(6)	235,000	255,562
Wells Fargo Bank NA FRS Sub. Notes 0.68% due 05/16/16	475,000	455,994

		6,298,725

Brewery - 0.4%

Molson Coors Brewing Co. Company Guar. Notes 2.00% due 05/01/17	387,000	389,708
Molson Coors Brewing Co. Company Guar. Notes 5.00% due 05/01/42	919,000	978,835
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/22*	1,034,000	1,095,650

		2,464,193

Broadcast Services/Program - 0.1%

Discovery Communications LLC Company Guar. Notes 4.95% due 05/15/42	456,000	476,695
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	138,000	144,210

		620,905

Building Products-Cement - 0.1%

Headwaters, Inc. Sec. Notes 7.63% due 04/01/19	480,000	460,800

Building-Heavy Construction - 0.0%

New Enterprise Stone & Lime Co. Company Guar. Notes 11.00% due 09/01/18	100,000	77,250

Building-Residential/Commercial - 0.1%

Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	200,000	166,000
KB Home Company Guar. Notes 9.10% due 09/15/17	127,000	128,587
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	245,000	263,069

		557,656

Cable/Satellite TV — 0.7%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	470,000	480,575
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	380,000	429,467
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	550,000	635,253
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/17	1,210,000	1,213,239
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/42	490,000	487,956

TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	345,000	441,271

		3,687,761

Capacitors - 0.1%

Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18	225,000	234,562
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18*	250,000	260,000

		494,562

Casino Hotels - 0.1%

CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 11.50% due 01/15/17(10)	225,929	241,744
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	220,000	233,750
Station Casinos LLC VRS Company Guar. Notes 3.65% due 06/18/18*(3)	230,000	172,500

		647,994

Casino Services - 0.0%

Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/15	44,000	47,960
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/15	90,000	98,100

		146,060

Cellular Telecom - 0.2%

Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	505,000	493,637
Sprint Nextel Corp. Senior Notes 6.00% due 12/01/16	361,000	330,315

		823,952

Chemicals-Other - 0.0%

Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/20*	95,000	96,663

Chemicals-Specialty - 0.4%

Eastman Chemical Co. Senior Notes 2.40% due 06/01/17	472,000	473,991
Eastman Chemical Co. Senior Notes 4.80% due 09/01/42	569,000	562,885
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	579,000	743,018
Lubrizol Corp.
Company Guar. Notes
6.50% due 10/01/34	370,000	497,901

		2,277,795

Coal - 0.1%

Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	25,000	22,375
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18(4)	292,000	143,810
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/20*	170,000	170,000
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19	240,000	237,600

		573,785

Commercial Services-Finance - 0.0%

Alliance Data Systems Corp. Senior Notes 6.38% due 04/01/20*	200,000	199,000

Computer Services - 0.2%

Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	206,000	222,348
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	82,000	85,485
International Business Machines Corp. Senior Notes 1.25% due 02/06/17	383,000	381,788
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	475,000	626,596

		1,316,217

Computers - 0.1%

Hewlett-Packard Co. Senior Notes 2.60% due 09/15/17	544,000	536,840

Consumer Products-Misc. - 0.1%

American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	189,000	133,245
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	275,000	290,812

		424,057

Containers-Metal/Glass - 0.0%

Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	232,000	243,600

Containers-Paper/Plastic - 0.1%

Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	89,000	98,345
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/19*	149,000	147,883

		246,228

Data Processing/Management - 0.0%

Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	100,000	103,000

Distribution/Wholesale - 0.0%

McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16	130,000	139,100

Diversified Banking Institutions - 1.4%

BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 07/09/12(6)	822,000	573,402
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	534,000	538,868
Bank of America Corp. Senior Notes 5.75% due 12/01/17	280,000	291,332
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	75,000	81,861
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	643,000	662,486
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	366,000	361,320
GMAC LLC Sub. Notes 8.00% due 12/31/18	225,000	243,000
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/15	1,141,000	1,124,434
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	607,000	633,738
JPMorgan Chase & Co. Notes 1.88% due 03/20/15	1,100,000	1,099,215
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	695,000	715,398
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	640,000	721,397
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18	250,000	271,115
JPMorgan Chase Capital XXIII FRS
Limited Guar. Bonds
1.47% due 05/15/77	103,000	71,320
Morgan Stanley
Senior Notes
6.63% due 04/01/18	766,000	777,516

		8,166,402

Diversified Financial Services - 0.6%

Associates Corp. of North America Senior Notes 6.95% due 11/01/18	1,100,000	1,230,314
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	1,931,000	2,375,228

		3,605,542

Diversified Manufacturing Operations - 0.5%

3M Co. Senior Notes 1.38% due 09/29/16	430,000	439,179
General Electric Co. Senior Notes 5.25% due 12/06/17	119,000	138,788
Harsco Corp. Senior Notes 2.70% due 10/15/15	748,000	760,018
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/22*	225,000	225,000
Textron, Inc. Senior Notes 4.63% due 09/21/16	1,070,000	1,158,827

		2,721,812

Electric-Generation - 0.3%

AES Corp. Senior Notes 8.00% due 10/15/17	219,000	243,090
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	1,034,000	1,113,093
Edison Mission Energy Senior Notes 7.63% due 05/15/27	455,000	235,462

		1,591,645

Electric-Integrated - 1.3%

Carolina Power & Light Co. 1st. Mtg. Notes 4.10% due 05/15/42	569,000	592,387
Cleco Power LLC Senior Notes 6.00% due 12/01/40	322,000	389,259
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	619,000	621,727
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	439,000	522,617

Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/14	704,000	719,320
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 06/01/42	797,000	829,966
Georgia Power Co. Senior Notes 3.00% due 04/15/16	265,000	284,292
Georgia Power Co. Senior Notes 4.30% due 03/15/42	568,000	585,707
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/22 (3)	541,000	586,180
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	474,000	604,747
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	299,000	328,641
SCANA Corp. Senior Notes 4.13% due 02/01/22	374,000	379,795
South Carolina Electric & Gas Co. 1st. Mtg. Notes 4.35% due 02/01/42	663,000	689,285
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/42	292,000	305,231

		7,439,154

Electric-Transmission - 0.2%

Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/22*	1,030,000	1,046,022

Electronic Components-Misc. - 0.1%

Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	289,000	302,728

Electronic Components-Semiconductors - 0.1%

National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	354,000	439,952

Electronics-Military - 0.1%

L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	488,000	524,313

Engineering/R&D Services - 0.2%

URS Corp. Senior Notes 3.85% due 04/01/17*	1,018,000	1,009,534

Finance-Auto Loans - 0.3%

Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/15	1,303,000	1,324,772
General Motors Financial Co., Inc.
Company Guar. Notes
6.75% due 06/01/18	220,000	236,186

		1,560,958

Finance-Commercial - 0.1%

Textron Financial Corp. Senior Notes 5.40% due 04/28/13	240,000	247,134

Finance-Credit Card - 0.0%

Capital One Capital III Limited Guar. Bonds 7.69% due 08/15/36	174,000	175,740

Finance-Investment Banker/Broker - 0.4%

Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/17	703,000	761,893
Lehman Brothers Holdings Capital Trust VII FRS Escrow Notes 0.00% due 07/09/12†	148,000	15
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/17†	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/38†	230,000	23
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	702,000	721,260
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	224,000	254,644
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18	245,000	247,450
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	523,000	535,966

		2,521,269

Finance-Leasing Companies - 0.3%

Air Lease Corp. Senior Notes 5.63% due 04/01/17*	331,000	323,552
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	778,000	811,900
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	312,000	333,081

		1,468,533

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/15	463,000	466,272

SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	335,000	309,875

		776,147

Financial Guarantee Insurance - 0.1%

Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	875,000	590,625

Food-Misc./Diversified - 0.5%

Kraft Foods Group, Inc. Company Guar. Notes 1.63% due 06/04/15*	384,000	388,779
Kraft Foods Group, Inc. Company Guar. Notes 2.25% due 06/05/17*	306,000	311,967
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/22*	1,098,000	1,122,222
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/42*	1,098,000	1,140,397

		2,963,365

Funeral Services & Related Items - 0.0%

Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	239,000	240,793

Gambling (Non-Hotel) - 0.0%

Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*(7)(8)	10,903	5,179

Gas-Distribution - 0.2%

Boston Gas Co. Senior Notes 4.49% due 02/15/42*	475,000	513,492
Southern Union Co. Senior Notes 7.60% due 02/01/24	342,000	413,708

		927,200

Gas-Transportation - 0.1%

Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/13	310,000	323,175

Home Furnishings - 0.1%

Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	300,000	283,500
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/14	200,000	193,500

		477,000

Independent Power Producers - 0.2%

Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	185,000	196,100
GenOn Energy, Inc.
Senior Notes
9.50% due 10/15/18	300,000	279,000
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	405,000	398,925

		874,025

Insurance-Life/Health - 0.2%

Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	186,000	193,018
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	256,000	256,888
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	723,000	782,238

		1,232,144

Insurance-Multi-line - 0.4%

Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	225,000	218,353
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	1,007,000	1,105,212
Metropolitan Life Global Funding I Sec. Notes 2.00% due 01/09/15*	933,000	948,381

		2,271,946

Insurance-Mutual - 0.3%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	220,000	232,877
New York Life Global Funding Sec. Notes 1.65% due 05/15/17*	1,394,000	1,384,146

		1,617,023

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	235,000	237,350

Medical Instruments - 0.1%

Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	240,000	237,600
Medtronic, Inc. Senior Notes 4.50% due 03/15/42	492,000	530,893

		768,493

Medical Products - 0.2%

Baxter International, Inc. Senior Notes 1.85% due 01/15/17	256,000	262,628
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	409,000	557,740

		820,368

Medical-Biomedical/Gene - 0.3%

Amgen, Inc. Senior Notes 3.63% due 05/15/22	979,000	998,700
Amgen, Inc. Senior Notes 5.38% due 05/15/43	797,000	855,612

		1,854,312

Medical-Drugs - 0.1%

Johnson & Johnson Notes 5.55% due 08/15/17	455,000	553,862

Medical-HMO - 0.4%

Aetna, Inc. Senior Notes 1.75% due 05/15/17	587,000	585,061
AMERIGROUP Corp. Senior Notes 7.50% due 11/15/19	175,000	187,250
Cigna Corp. Senior Notes 5.38% due 02/15/42	569,000	610,044
Cigna Corp. Senior Notes 6.15% due 11/15/36	247,000	293,592
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	657,000	753,786

		2,429,733

Medical-Hospitals - 0.1%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17	237,000	237,000
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/22	175,000	173,687
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	220,000	242,825
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19	75,000	70,500

		724,012

Medical-Nursing Homes - 0.0%

Kindred Healthcare, Inc. Company Guar. Notes 8.25% due 06/01/19	115,000	100,050

Medical-Outpatient/Home Medical - 0.0%

Radiation Therapy Services, Inc. Sec. Notes 8.88% due 01/15/17*	235,000	226,188

Motion Pictures & Services - 0.1%

NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	300,000	327,000

MRI/Medical Diagnostic Imaging - 0.1%

Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	270,000	267,300

Multimedia - 0.3%

News America, Inc. Company Guar. Notes 6.55% due 03/15/33	649,000	731,223
News America, Inc. Company Guar. Notes 8.45% due 08/01/34	280,000	353,830
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	630,000	869,600

		1,954,653

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	747,000	796,493
Republic Services, Inc. Company Guar. Notes 6.09% due 03/15/35	75,000	89,234
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	147,000	175,626

		1,061,353

Oil & Gas Drilling - 0.1%

Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/22	755,000	764,647

Oil Companies-Exploration & Production - 1.0%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	185,000	182,225
Apache Corp. Senior Notes 4.75% due 04/15/43	558,000	611,673
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	140,000	146,300
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	280,000	266,700

Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	100,000	105,500
Devon Energy Corp. Senior Notes 4.75% due 05/15/42	852,000	891,254
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/19*	220,000	209,550
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	135,000	143,100
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/16	66,000	50,820
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/19	135,000	130,950
Plains Exploration & Production Co. Company Guar. Notes 7.63% due 04/01/20	375,000	393,750
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	125,000	135,313
Samson Investment Co. Senior Notes 9.75% due 02/15/20*	200,000	199,000
Southwestern Energy Co. Company Guar. Notes 4.10% due 03/15/22*	1,024,000	1,037,957
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	1,095,000	1,241,612

		5,745,704

Oil Companies-Integrated - 0.2%

Hess Corp. Senior Notes 7.88% due 10/01/29	265,000	350,103
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/41	168,000	186,306
Phillips 66 Company Guar. Notes 5.88% due 05/01/42*	455,000	485,585

		1,021,994

Oil-Field Services - 0.2%

Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	250,000	237,500
Green Field Energy Services, Inc. Senior Sec. Notes 13.00% due 11/15/16*	290,000	284,200
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	325,000	335,562

		857,262

Paper & Related Products - 0.5%

Georgia-Pacific LLC
Company Guar. Notes
5.40% due 11/01/20*	1,083,000	1,243,584
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	964,000	1,060,400
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	418,000	414,865

		2,718,849

Pharmacy Services - 0.3%

Express Scripts Holding, Co. Company Guar. Notes 2.10% due 02/12/15*	796,000	805,344
Express Scripts Holding Co. Company Guar. Notes 3.90% due 02/15/22*	996,000	1,033,455

		1,838,799

Pipelines - 0.4%

Chesapeake Midstream Partners LP/CHKM Finance Corp. Company Guar. Notes 6.13% due 07/15/22	175,000	166,250
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	120,000	125,100
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	803,000	929,052
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	160,000	172,800
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/42	445,000	472,410
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	280,000	283,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	110,000	113,575

		2,262,687

Printing-Commercial - 0.0%

Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/21	210,000	201,600

Real Estate Investment Trusts - 0.6%

BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	355,000	364,087
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	355,000	363,682
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	920,000	981,825
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	220,000	239,800
HCP, Inc. Senior Notes 3.75% due 02/01/16	330,000	345,849
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/22*	195,000	194,756
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	273,000	290,542
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/24*	255,000	251,813
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	225,000	237,375
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	314,000	328,172

		3,597,901

Real Estate Management/Services - 0.1%

Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19	405,000	417,150

Real Estate Operations & Development - 0.0%

First Industrial LP Senior Notes 5.75% due 01/15/16	135,000	139,489

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(7)(8)	100,000	10

Rental Auto/Equipment - 0.0%

United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	230,000	234,600

Retail-Apparel/Shoe - 0.1%

Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/22	425,000	428,187

Retail-Discount - 0.1%

Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	388,000	459,809

Retail-Drug Store - 0.2%

CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	319,672	353,915
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	549,869	623,711
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20	210,000	229,688

		1,207,314

Retail-Office Supplies - 0.0%

Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/19*	240,000	234,000

Retail-Regional Department Stores - 0.0%

Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	135,000	159,386

Retail-Restaurants - 0.2%

Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	215,000	231,125
McDonald’s Corp. Senior Notes 3.70% due 02/15/42	935,000	915,621

		1,146,746

Retail-Toy Stores - 0.0%

Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	230,000	236,613

Savings & Loans/Thrifts - 0.2%

First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/21	753,000	836,123

Schools - 0.2%

Northwestern University Bonds 4.20% due 12/01/47	679,000	746,954
University of Pennsylvania Senior Notes 4.67% due 09/01/12	516,000	578,699

		1,325,653

Seismic Data Collection - 0.0%

Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	190,000	133,000

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18	200,000	207,000

Special Purpose Entities - 0.5%

MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/17*	1,511,000	1,528,419
Murray Street Investment Trust I VRS Company Guar. Notes 4.65% due 03/09/17 (3)	1,144,000	1,134,287

		2,662,706

Steel-Producers - 0.1%

AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	575,000	531,875
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	195,000	198,900

		730,775

Storage/Warehousing - 0.1%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	410,000	430,500

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc. Senior Notes 4.70% due 03/15/37	789,000	804,389

Telecom Services - 0.1%

BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	315,000	373,964
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/20*	64,000	64,000
Qwest Corp. Senior Notes 7.50% due 10/01/14	135,000	151,217

		589,181

Telecommunication Equipment - 0.1%

Harris Corp. Senior Notes 4.40% due 12/15/20	584,000	634,119

Telephone-Integrated - 0.7%

AT&T, Inc. Senior Notes 0.88% due 02/13/15	914,000	910,950
AT&T, Inc. Senior Notes 6.45% due 06/15/34	395,000	484,428
BellSouth Corp. Senior Notes 6.55% due 06/15/34	346,000	409,517
CenturyLink, Inc. Senior Notes 5.80% due 03/15/22	225,000	222,009
CenturyLink, Inc. Senior Notes 6.88% due 01/15/28	365,000	356,716
CenturyLink, Inc.
Senior Notes
7.60% due 09/15/39	537,000	511,105
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	22,000	22,330
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	36,000	37,170
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	466,000	467,165
Frontier Communications Corp. Senior Notes 9.25% due 07/01/21	167,000	172,845
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	385,000	494,527

		4,088,762

Theaters - 0.0%

National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/22*	160,000	159,600

Transport-Rail - 0.2%

Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/42	538,000	539,105
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	590,000	718,876

		1,257,981

Travel Services - 0.0%

Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/19*	106,000	105,205

Trucking/Leasing - 0.4%

Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/15*	740,000	745,657
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/17*	1,337,000	1,350,790

		2,096,447

Wireless Equipment - 0.0%

Motorola, Inc. Senior Notes 6.63% due 11/15/37	19,795	22,774

Total U.S. CORPORATE BONDS & NOTES
(cost $131,745,959)		134,971,856

FOREIGN CORPORATE BONDS & NOTES - 3.6%
Auto/Truck Parts & Equipment-Original - 0.0%

Schaeffler Finance BV Senior Sec. Notes 7.75% due 02/15/17*	175,000	180,906

Banks-Commercial - 0.3%

Bank of Nova Scotia Senior Notes 2.55% due 01/12/17	858,000	892,472
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	284,000	284,919
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*	175,000	138,486
Westpac Banking Corp. FRS Jr. Sub. Notes 0.93% due 09/28/12 (6)	820,000	434,600

		1,750,477

Banks-Money Center - 0.2%

Royal Bank of Scotland NV FRS Sub. Notes 1.17% due 03/09/15	1,108,000	906,523

Cable/Satellite TV - 0.0%

Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/18*	190,000	166,250

Cellular Telecom - 0.0%

Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Notes 7.75% due 02/02/21*	210,000	196,199

Chemicals-Diversified - 0.1%

LyondellBasell Industries NV Senior Notes 5.75% due 04/15/24*	316,000	323,900
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	90,000	95,400

		419,300

Computers-Memory Devices - 0.0%

Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18	225,000	242,437

Diversified Banking Institutions - 0.0%

Royal Bank of Scotland Group PLC FRS Jr. Sub. Notes 7.65% due 09/09/12(6)	240,000	183,000

Diversified Manufacturing Operations - 0.1%

Bombardier, Inc. Senior Notes 7.50% due 03/15/18*	225,000	245,250

Diversified Minerals - 0.1%

BHP Billiton Finance USA, Ltd.
Company Guar. Notes
6.42% due 03/01/26	121,000	160,364
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/16*	190,000	185,725
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.88% due 04/01/22*	250,000	240,625

		586,714

Finance-Leasing Companies - 0.0%

Aircastle Ltd. Senior Notes 7.63% due 04/15/20*	125,000	125,313

Insurance-Multi-line - 0.1%

Aegon NV FRS Jr. Sub. Notes 2.25% due 07/15/14 (6)	104,000	43,680
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(6)	205,000	179,887
XL Group PLC Senior Notes 6.38% due 11/15/24	194,000	216,957

		440,524

Medical-Drugs - 0.2%

GlaxoSmithKline Capital PLC Company Guar. Notes 0.75% due 05/08/15	974,000	972,285

Oil & Gas Drilling - 0.2%

Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	514,000	590,148
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/38	24,000	27,840
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/31	487,000	583,212

		1,201,200

Oil Companies-Exploration & Production - 0.6%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31	1,100,000	1,373,440
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/19*	180,000	185,400
Nexen, Inc. Senior Notes 6.40% due 05/15/37	830,000	911,866

Nexen, Inc. Senior Notes 7.50% due 07/30/39	622,000	760,020

		3,230,726

Oil Companies-Integrated - 1.0%

BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/16*	1,462,000	1,535,784
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/17	896,000	896,667
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	950,000	977,717
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	436,000	459,003
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/22	906,000	920,232
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	968,000	1,081,756

		5,871,159

Oil-Field Services - 0.3%

Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/22	981,000	1,015,831
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/42	705,000	743,750

		1,759,581

Satellite Telecom - 0.1%

Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17 (10)	275,000	270,188
Telesat Canada/Telesat LLC Company Guar. Notes 11.00% due 11/01/15	111,000	117,371

		387,559

Telecom Services - 0.1%

UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*	240,000	236,400
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.75% due 07/15/17*(10)	400,000	296,000

		532,400

Telephone-Integrated - 0.0%

Virgin Media Finance PLC Company Guar. Notes 5.25% due 02/15/22	135,000	131,625

Therapeutics - 0.1%

Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/18	240,000	253,200

Transport-Rail - 0.1%

Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22	740,000	801,801

Total Foreign Corporate Bonds & Notes
(cost $20,179,023)		20,584,429

FOREIGN GOVERNMENT AGENCIES - 2.7%
Regional Authority - 0.2%

Province of British Columbia, Canada Senior Notes 2.85% due 06/15/15	1,032,000	1,098,044

Sovereign - 2.5%

Federal Republic of Brazil Senior Notes 4.88% due 01/22/21	850,000	965,600
Government of Canada Senior Notes 0.88% due 02/14/17	886,000	887,829
Republic of Argentina Senior Notes 7.00% due 10/03/15	1,290,000	977,175
Republic of Colombia Senior Notes 4.38% due 07/12/21	500,000	545,500
Republic of Colombia Senior Notes 6.13% due 01/18/41	1,000,000	1,237,500
Republic of Indonesia Senior Notes 4.88% due 05/05/21	600,000	630,750
Republic of Indonesia Bonds 5.25% due 01/17/42	490,000	484,487
Republic of Indonesia Senior Notes 6.63% due 02/17/37	850,000	983,875
Republic of Sri Lanka Senior Notes 6.25% due 07/27/21	800,000	783,586
Republic of the Philippines Senior Notes 10.63% due 03/16/25	1,000,000	1,612,500
Republic of Turkey Senior Notes 6.25% due 09/26/22	600,000	642,000
Russian Federation Senior Notes 5.63% due 04/04/42*	1,200,000	1,240,860
Russian Federation Senior Notes 7.50% due 03/31/30(3)	644,000	757,505

State of Qatar Senior Notes 4.50% due 01/20/22*	700,000	751,450
United Mexican States Senior Notes 3.63% due 03/15/22	1,000,000	1,030,000
United Mexican States Senior Notes 6.05% due 01/11/40	944,000	1,149,320

		14,679,937

Total Foreign Government Agencies
(cost $15,409,539)		15,777,981

U.S. GOVERNMENT AGENCIES - 32.5%
Federal Home Loan Mtg. Corp. - 7.7%

3.50% due 02/01/42	994,012	1,042,284
3.50% due 03/01/42	1,219,290	1,279,073
4.00% due 09/01/40	781,887	830,885
4.00% due 02/01/41	2,651,911	2,818,097
4.50% due 11/01/18	149,228	159,823
4.50% due 02/01/19	148,305	158,742
4.50% due 01/01/39	333,986	356,770
4.50% due 10/01/39	1,291,200	1,379,284
4.50% due 12/01/39	2,475,704	2,714,223
4.50% due 08/01/40	1,590,855	1,701,369
4.50% due 09/01/40	1,888,225	2,019,398
4.50% due 06/01/41	2,329,581	2,495,053
5.00% due 03/01/19	64,614	69,678
5.00% due 10/01/33	19,558	21,164
5.00% due 06/01/34	90,137	97,441
5.00% due 12/01/34	173,069	187,093
5.00% due 07/01/35	187,382	202,302
5.00% due 08/01/35	527,439	569,437
5.00% due 11/01/35	279,357	301,600
5.00% due 11/01/36	187,697	202,379
5.00% due 01/01/37	182,524	196,800
5.00% due 03/01/38	389,024	419,028
5.00% due 09/01/39	2,795,276	3,010,862
5.00% due 07/01/40	3,170,617	3,417,132
5.50% due 11/01/18	79,328	86,040
5.50% due 11/01/32	104,770	115,023
5.50% due 07/01/34	109,118	119,524
5.50% due 02/01/35	287,005	313,837
5.50% due 07/01/35	6,289	6,877
5.50% due 08/01/35	1,312,537	1,427,862
5.50% due 01/01/36	1,581,762	1,734,479
5.50% due 05/01/37	388,609	425,605
5.50% due 09/01/37	625,246	680,574
5.50% due 10/01/37	2,445,902	2,662,338
5.50% due 07/01/38	118,163	128,619
5.50% due 10/01/38	140,287	152,613
5.50% due 05/01/40	1,621,875	1,765,394
6.00% due 07/01/35	177,759	196,655
6.00% due 12/01/36	163,581	180,510
6.00% due 08/01/37	1,186,435	1,307,365
6.00% due 02/01/39	345,011	380,177
6.00% due 04/01/40	801,747	883,467
6.50% due 12/01/32	416,242	475,587
6.50% due 02/01/36	75,923	85,917
6.50% due 09/01/36	2,156	2,428
6.50% due 05/01/37	297,526	335,110
6.50% due 11/01/37	701,299	789,889
7.00% due 11/01/16	8,772	9,385
7.00% due 07/01/32	36,365	42,813
7.50% due 12/01/30	2,281	2,408
7.50% due 04/01/31	29,265	35,484
8.00% due 02/01/30	4,536	4,782
8.00% due 07/01/30	847	1,051
Federal Home Loan Mtg. Corp. REMIC
Series 3980, Class LC
3.50% due 01/15/42 (1)	2,467,995	2,452,095
Series 3841, Class PA
5.00% due 12/15/40 (1)	861,649	941,615
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.56% due 09/15/39 (1)(9)	3,130,307	535,665

		43,931,105

Federal National Mtg. Assoc. - 23.2%

3.50% due 12/01/41	1,990,967	2,095,147
3.50% due 01/01/42	2,979,678	3,130,493
3.50% due 02/01/42	1,812,227	1,903,952
3.50% due 03/01/42	1,293,247	1,358,705
3.50% due 04/01/42	1,993,631	2,094,849
4.00% due 04/01/39	4,276,249	4,556,343
4.00% due 06/01/39	1,141,337	1,239,456
4.00% due 07/01/39	412,631	439,658
4.00% due 08/01/40	1,464,817	1,560,764
4.00% due 09/01/40	1,936,898	2,063,764
4.00% due 10/01/40	1,313,256	1,399,275
4.00% due 11/01/40	4,365,946	4,651,915
4.00% due 12/01/40	2,715,111	2,919,568
4.00% due 03/01/41	1,421,650	1,514,768
4.00% due 09/01/41	2,872,445	3,061,488
4.00% due 10/01/41	2,899,695	3,090,531
4.00% due 11/01/41	4,042,924	4,308,999
4.50% due 06/01/18	28,928	30,908
4.50% due 10/01/24	2,374,448	2,544,926
4.50% due 01/01/25	1,327,721	1,451,261
4.50% due 03/01/25	2,961,676	3,174,315
4.50% due 05/01/25	2,748,459	2,945,789
4.50% due 07/01/25	3,958,469	4,242,675
4.50% due 01/01/40	1,017,246	1,123,495
4.50% due 02/01/40	2,436,551	2,691,043
4.50% due 05/01/40	1,136,787	1,250,904
4.50% due 08/01/40	3,839,148	4,157,820
4.50% due 09/01/40	9,160,744	9,859,919
4.50% due 11/01/40	1,488,558	1,602,169
4.50% due 12/01/40	1,414,079	1,522,005
4.50% due 03/01/41	1,036,041	1,116,734
4.50% due 05/01/41	2,596,740	2,798,988
5.00% due 03/15/16	248,000	284,228
5.00% due 09/01/18	12,311	13,333
5.00% due 10/01/18	10,604	11,485
5.00% due 02/01/20	22,573	24,451

5.00% due 06/01/22	607,118	656,020
5.00% due 10/01/24	667,060	728,085
5.00% due 04/01/35	2,850,534	3,091,701
5.00% due 03/01/37	190,340	206,265
5.00% due 06/01/37	76,950	83,388
5.00% due 07/01/37	304,744	330,241
5.00% due 04/01/40	1,702,124	1,869,535
5.00% due 05/01/40	3,446,054	3,762,482
5.00% due 07/01/40	8,555,473	9,314,059
5.00% due 08/01/40	2,729,036	2,971,011
5.50% due 10/01/17	23,753	25,725
5.50% due 05/01/18	15,706	17,126
5.50% due 11/01/19	28,333	30,895
5.50% due 11/01/22	140,032	152,269
5.50% due 12/01/33	179,786	197,581
5.50% due 05/01/34	90,353	99,296
5.50% due 08/01/34	1,830,468	2,009,358
5.50% due 03/01/35	2,161,053	2,372,251
5.50% due 12/01/35	33,341	36,558
5.50% due 11/01/36	214,768	234,549
5.50% due 12/01/36	1,699,129	1,863,059
5.50% due 03/01/37	267,792	292,122
5.50% due 07/01/37	409,235	446,415
5.50% due 08/01/37	1,818,231	1,998,198
5.50% due 06/01/38	3,334,073	3,636,987
6.00% due 09/01/16	33,633	36,225
6.00% due 12/01/16	8,732	9,405
6.00% due 12/01/33	194,197	219,032
6.00% due 07/01/34	159,224	177,994
6.00% due 10/01/35	2,884,354	3,196,435
6.00% due 11/01/35	351,286	389,294
6.00% due 06/01/36	1,706,198	1,892,162
6.00% due 10/01/36	281,263	310,465
6.00% due 12/01/36	1,176,956	1,299,151
6.00% due 10/01/37	152,626	168,732
6.00% due 11/01/37	723,612	798,740
6.00% due 05/01/38	317,331	350,429
6.00% due 09/01/38	1,063,913	1,174,372
6.50% due 02/01/17	11,152	12,149
6.50% due 03/01/17	18,866	20,553
6.50% due 04/01/29	35,937	41,312
6.50% due 06/01/29	72,100	82,885
6.50% due 07/01/32	23,781	27,219
6.50% due 02/01/37	573,053	646,953
6.50% due 09/01/37	305,386	346,963
6.50% due 10/01/37	243,693	276,870
6.50% due 10/01/38	204,960	232,159
6.50% due 02/01/39	167,551	189,786
7.00% due 09/01/31	71,281	84,920
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41 (1)	922,126	1,015,703
Federal National Mtg. Assoc. STRIPS zero coupon due 05/25/40 (1)	1,338,403	1,248,606

		132,909,813

Government National Mtg. Assoc. - 1.6%

4.50% due 05/15/39	1,618,146	1,809,880
4.50% due 01/15/40	1,171,146	1,303,327
5.00% due 05/15/34	815,784	904,628
5.00% due 01/15/40	1,123,588	1,250,167
5.50% due 12/15/39	2,062,655	2,296,960
6.00% due 10/15/39	1,633,157	1,836,535
6.50% due 06/15/29	6,628	7,765
7.00% due 09/15/28	4,979	5,954

		9,415,216

Total U.S. Government Agencies
(cost $180,985,180)		186,256,134

U.S. GOVERNMENT TREASURIES - 24.9%
United States Treasury Bonds - 3.9%

2.13% due 02/15/40TIPS (11)	905,084	1,305,584
2.13% due 02/15/41TIPS (11)	1,655,686	2,402,038
3.13% due 11/15/41	967,000	1,057,355
3.13% due 02/15/42	4,178,000	4,568,384
3.75% due 08/15/41	1,052,000	1,290,343
4.25% due 11/15/40	4,000,000	5,323,752
4.38% due 02/15/38	674,000	909,057
4.38% due 05/15/41	1,901,000	2,582,391
4.50% due 05/15/38	588,000	808,500
4.63% due 02/15/40	284,000	399,686
4.75% due 02/15/41	470,000	675,331
5.25% due 11/15/28	651,000	930,523
8.13% due 08/15/19	158,000	236,358

		22,489,302

United States Treasury Notes - 21.0%

0.25% due 03/31/14	4,750,000	4,748,518
0.25% due 04/30/14	360,000	359,902
0.25% due 05/31/14	3,900,000	3,898,783
0.38% due 04/15/15	1,900,000	1,901,336
0.75% due 06/15/14	10,290,000	10,386,469
0.88% due 12/31/16	5,005,000	5,063,263
0.88% due 02/28/17	9,000,000	9,103,356
0.88% due 04/30/17	6,808,000	6,880,335
1.00% due 10/31/16	5,835,000	5,938,933
1.00% due 03/31/17	7,270,000	7,392,681
1.13% due 06/15/13	9,000,000	9,084,726
1.25% due 09/30/15	876,000	899,747
1.38% due 12/31/18	2,002,000	2,057,838
1.50% due 06/30/16	158,000	164,048
1.75% due 07/31/15	250,000	260,547
1.75% due 05/15/22	3,995,000	4,057,422
2.00% due 11/30/13	547,000	561,188
2.00% due 11/15/21	3,001,000	3,129,716
2.00% due 02/15/22	9,842,000	10,239,528
2.38% due 08/31/14	7,160,000	7,491,150
2.38% due 09/30/14	141,000	147,808
2.38% due 10/31/14	90,000	94,437
2.38% due 05/31/18	5,631,000	6,129,434
2.63% due 02/29/16	2,810,000	3,029,312
2.75% due 05/31/17	2,284,000	2,515,077
3.00% due 02/28/17	830,000	920,587
3.13% due 05/15/19	262,000	299,785
3.13% due 05/15/21	2,199,000	2,518,370
3.38% due 11/15/19	1,099,000	1,279,905
3.50% due 05/15/20	5,472,000	6,433,020

3.63% due 08/15/19	78,000	92,113
3.63% due 02/15/20	2,161,000	2,558,929
4.25% due 08/15/15	750,000	841,523

		120,479,786

Total U.S. Government Treasuries
(cost $136,217,447)		142,969,088

MUNICIPAL BONDS & NOTES - 0.4%

Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	861,000	980,938
State of Illinois Revenue Bonds 4.80% due 06/01/11	1,057,000	1,190,594

Total Municipal Bonds & Notes
(cost $1,907,420)		2,171,532

PREFERRED STOCK - 0.4%
Banks-Commercial - 0.1%

CoBank ACB 11.00%*	7,302	402,295

Banks-Super Regional - 0.1%

US Bancorp FRS Series A 3.50%	635	490,855
Wachovia Capital Trust IX 6.38%	10,650	266,037

		756,892

Diversified Banking Institutions - 0.0%

Ally Financial, Inc. 7.00%*	201	172,345

Electric-Integrated - 0.1%

Southern California Edison Co. FRS 4.58%	3,330	330,503

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	6,900	11,592

Special Purpose Entity - 0.1%

Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	18,608	384,813

Total Preferred Stock
(cost $2,147,447)		2,058,440

WARRANTS - 0.0%
Oil-Field Services - 0.0%

Green Field Energy Services, Inc. Expires 11/15/21†	290	17,400

Publishing-Periodicals - 0.0%

Reader’s Digest Assoc., Inc. Expires 02/19/14†(7)(8)	382	0

Television - 0.0%

ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)†(7)(8)	40	10,000
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.00)†(7)(8)	39	5,850

		15,850

Total Warrants
(cost $5,346)		33,250

Total Long-Term Investment Securities
(cost $530,848,951)		547,471,838

SHORT-TERM INVESTMENT SECURITIES - 4.3%
Time Deposits - 4.3%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/12	24,691,000	24,691,000

(cost $24,691,000)
TOTAL INVESTMENTS
(cost $555,539,951) (5)	99.7%	572,162,838
Other assets less liabilities	0.3	1,751,206

NET ASSETS	100.0%	$573,914,044

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2012, the aggregate value of these securities was $43,757,319 representing 7.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Subsequent to May 31, 2012, bond is in default.
(5)	See Note 5 for cost of investments on a tax basis.
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	Illiquid security. At May 31, 2012, the aggregate value of these securities was $21,039 representing 0.0% of net assets.

(8)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(9)	Interest Only
(10)	Income may be received in cash or additional bonds/shares at the discretion of the issuer.
(11)	Principal amount of security is adjusted for inflation.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2012 and unless noted otherwise the dates are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio's net assets as of May 31, 2012 (see Note 1):

	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$42,149,128	$500,000	$42,649,128
U.S. Corporate Bonds & Notes	—	134,591,740	380,116	134,971,856
Foreign Corporate Bonds & Notes	—	20,584,429	—	20,584,429
Foreign Government Agencies	—	15,777,981	—	15,777,981
U.S. Government Agencies	—	186,256,134	—	186,256,134
U.S. Government Treasuries	—	142,969,088	—	142,969,088
Municipal Bonds & Notes	—	2,171,532	—	2,171,532
Preferred Stock	1,483,800	574,640	—	2,058,440
Warrants	—	17,400	15,850	33,250
Short-Term Investment Securities:
Time Deposits	—	24,691,000	—	24,691,000

Total	$1,483,800	$569,783,072	$895,966	$572,162,838

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Warrants
Balance as of 08/31/2011	$—	$540,015	$12,800
Accrued discounts	—	271	—
Accrued premiums	—	—	—
Realized gain	—	16,167	—
Realized loss	—	(11,141)	—
Change in unrealized appreciation(1)	—	20,915	5,000
Change in unrealized depreciation(1)	—	(5,767)	(1,950)
Net purchases	500,000	105,058	—
Net sales	—	(285,402)	—
Transfers into Level 3(2)	—	—	—
Transfers out of Level 3(2)	—	—	—

Balance as of 05/31/2012	$500,000	$380,116	$15,850

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at May 31, 2012 includes:

Asset Backed Securities	U.S. Corporate Bonds & Notes	Warrants
$—	$ 4,566	$3,050

(2)	The Portfolio's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2012 (unaudited)

Security Description	Principal Amount/Shares	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 1.2%
Cellular Telecom - 0.4%

Leap Wireless International, Inc. Senior Notes 4.50% due 07/15/14	$1,246,000	$1,175,913

Medical-Drugs - 0.1%

Savient Pharmaceuticals, Inc. Senior Notes 4.75% due 02/01/18	1,089,000	364,815

Oil Companies-Exploration & Production - 0.7%

Chesapeake Energy Corp. Company Guar. Notes 2.50% due 05/15/37	2,185,000	1,742,537

Total Convertible Bonds & Notes
(cost $3,674,368)		3,283,265

U.S. CORPORATE BONDS & NOTES - 80.1%
Advertising Sales - 0.2%

Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/22*	500,000	503,125

Aerospace/Defense - 0.1%

Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	165,000	182,738

Aerospace/Defense-Equipment - 1.3%

BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	1,390,000	1,525,525
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/18	1,995,000	2,119,687

		3,645,212

Agricultural Chemicals - 0.6%

CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/18	300,000	357,000
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/20	970,000	1,173,700

		1,530,700

Agricultural Operations - 0.1%

American Rock Salt Co., LLC/American Rock Capital Corp. Sec. Notes 8.25% due 05/01/18*	310,000	263,500

Alternative Waste Technology - 0.3%

Darling International, Inc. Company Guar. Notes 8.50% due 12/15/18	647,000	722,214

Apparel Manufacturers - 0.2%

Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/20	615,000	628,069

Applications Software - 0.5%

Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/19*	1,285,000	1,426,350

Auto-Cars/Light Trucks - 1.7%

Ford Motor Co. Senior Notes 7.45% due 07/16/31	3,667,000	4,776,267

Auto/Truck Parts & Equipment-Original - 2.2%

Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	819,000	888,615
ArvinMeritor, Inc. Company Guar. Notes 8.13% due 09/15/15	1,070,000	1,138,213
ArvinMeritor, Inc. Company Guar. Notes 10.63% due 03/15/18	1,095,000	1,185,337
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/18	275,000	295,625
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	2,310,000	2,644,950

		6,152,740

Banks-Commercial - 3.8%

CIT Group, Inc. Senior Notes 5.00% due 05/15/17	1,030,000	1,011,975
CIT Group, Inc. Senior Notes 5.38% due 05/15/20	1,675,000	1,608,000
CIT Group, Inc. Sec. Notes 6.63% due 04/01/18*	766,000	794,725
CIT Group, Inc. Company Guar. Notes 7.00% due 05/02/16*	2,147,000	2,144,316
CIT Group, Inc. Company Guar. Notes 7.00% due 05/02/17*	4,773,056	4,767,090

		10,326,106

Banks-Mortgage - 0.7%

Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	1,915,000	1,982,025

Beverages-Wine/Spirits - 0.3%

Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	750,000	849,375

Broadcast Services/Program - 0.4%

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 9.25% due 12/15/17	210,000	224,700
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 9.25% due 12/15/17	830,000	892,250
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14(1)	814	794

		1,117,744

Building Products-Wood - 0.6%

Masco Corp. Senior Notes 6.13% due 10/03/16	340,000	363,273
Masco Corp. Senior Notes 7.13% due 03/15/20	925,000	1,018,362
Masco Corp. Senior Notes 7.75% due 08/01/29	145,000	152,514

		1,534,149

Building-Residential/Commercial - 0.5%

KB Home Company Guar. Notes 8.00% due 03/15/20	1,461,000	1,413,518

Cable/Satellite TV - 5.0%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/22	1,215,000	1,243,856
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/17	2,717,000	2,913,982
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18	2,321,000	2,489,273
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/20	315,000	346,500
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21	1,886,000	1,947,295
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/19	1,260,000	1,401,750
Harron Communications LP/Harron Finance Corp. Senior Notes 9.13% due 04/01/20*	736,000	770,960
Mediacom LLC/Mediacom Capital Corp. Senior Notes 9.13% due 08/15/19	2,275,000	2,462,688

		13,576,304

Casino Hotels - 2.8%

Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/20*	1,405,000	1,399,731
CityCenter Holdings LLC/CityCenter Finance Corp. Senior Sec. Notes 7.63% due 01/15/16	1,070,000	1,107,450
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	2,315,000	2,459,688
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/20	480,000	525,600
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	900,000	1,008,000
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.
1st. Mtg. Notes
7.75% due 08/15/20	1,165,000	1,265,481

		7,765,950

Casino Services - 0.4%

Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/15	915,000	997,350
Greektown, Inc. LLC Escrow Notes 10.75% due 12/01/13*†(2)(3)	930,000	0

		997,350

Cellular Telecom - 4.0%

Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	750,000	791,250
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/20	1,020,000	933,300
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	1,705,000	1,743,362
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/20	1,840,000	1,780,200
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	960,000	969,600
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	429,000	419,348
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/20*	825,000	831,188
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/18*	1,955,000	2,116,287
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/19	1,385,000	1,485,412

		11,069,947

Chemicals-Diversified - 0.7%

Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	775,000	819,562

Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/21	906,000	684,030
Momentive Performance Materials, Inc. Sec. Notes 12.50% due 06/15/14	403,000	422,143

		1,925,735

Chemicals-Plastics - 0.2%

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/20	680,000	593,300

Chemicals-Specialty - 0.2%

Ferro Corp. Senior Notes 7.88% due 08/15/18	550,000	547,250

Coal - 1.1%

Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	740,000	738,150
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	2,321,000	2,338,407

		3,076,557

Commercial Services - 0.8%

ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/16*(4)	790,000	807,783
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/19	1,265,000	1,347,225

		2,155,008

Computer Services - 1.1%

SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/18	1,161,000	1,181,317
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/20	525,000	538,125
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	1,186,000	1,218,615

		2,938,057

Consumer Products-Misc. - 0.6%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/21*	1,035,000	1,050,525
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.75% due 10/15/16*	230,000	242,650
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	415,000	438,863

		1,732,038

Containers-Metal/Glass - 0.7%

Ball Corp.
Company Guar. Notes
7.13% due 09/01/16	125,000	135,625
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	185,000	202,575
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	1,060,000	1,144,800
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	275,000	288,750

		1,771,750

Data Processing/Management - 2.0%

Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/22*	675,000	655,594
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	480,000	520,200
First Data Corp. Senior Sec. Notes 7.38% due 06/15/19*	3,115,000	3,115,000
First Data Corp. Sec. Notes 8.25% due 01/15/21*	552,000	535,440
First Data Corp. Sec. Notes 8.75% due 01/15/22*(4)	553,000	535,027

		5,361,261

Diagnostic Kits - 0.8%

Alere, Inc. Senior Notes 7.88% due 02/01/16	1,735,000	1,748,013
Alere, Inc. Company Guar. Notes 9.00% due 05/15/16	325,000	325,000

		2,073,013

Dialysis Centers - 0.4%

Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/19*	420,000	416,850
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.88% due 01/31/22*	345,000	343,275

Fresenius Medical Care U.S. Finance, Inc. Company Guar. Notes 6.50% due 09/15/18*	290,000	302,325

		1,062,450

Distribution/Wholesale - 0.3%

HD Supply, Inc. Senior Sec. Notes 8.13% due 04/15/19*	865,000	901,763

Diversified Banking Institutions - 2.2%

Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/20	985,000	1,081,037
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20	1,385,000	1,561,587
BankAmerica Capital II Limited Guar. Notes 8.00% due 12/15/26	315,000	315,788
GMAC LLC Sub. Notes 8.00% due 12/31/18	1,475,000	1,593,000
NB Capital Trust IV Limited Guar. Notes 8.25% due 04/15/27	1,475,000	1,478,245

		6,029,657

Diversified Financial Services - 0.5%

Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/19*	1,510,000	1,491,125

Diversified Manufacturing Operations - 0.5%

JM Huber Corp. Senior Notes 9.88% due 11/01/19*	1,390,000	1,459,500

Electric-Generation - 0.8%

AES Corp. Senior Notes 8.00% due 10/15/17	1,420,000	1,576,200
AES Corp. Senior Notes 8.00% due 06/01/20	450,000	506,250

		2,082,450

Electric-Integrated - 1.1%

DPL, Inc. Senior Notes 7.25% due 10/15/21*	1,225,000	1,332,188
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,100,000	940,500
Mirant Mid Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	328,178	334,741
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/20*	605,000	405,350

		3,012,779

Electronic Components-Semiconductors - 1.3%

Freescale Semiconductor, Inc. Company Guar. Notes 8.05% due 02/01/20	1,725,000	1,638,750
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	920,000	943,000
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	565,000	594,662
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/20	228,000	243,960

		3,420,372

Enterprise Software/Service - 0.4%

Lawson Software, Inc. Senior Notes 9.38% due 04/01/19*	968,000	997,040

Finance-Auto Loans - 1.8%

Credit Acceptance Corp. Senior Sec. Notes 9.13% due 02/01/17	1,270,000	1,365,250
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/20	1,735,000	2,203,521
Ford Motor Credit Co. LLC Senior Notes 8.70% due 10/01/14	1,280,000	1,462,526

		5,031,297

Finance-Consumer Loans - 1.6%

SLM Corp. Senior Notes 6.25% due 01/25/16	1,035,000	1,047,938
SLM Corp. Senior Notes 8.00% due 03/25/20	406,000	415,550
SLM Corp. Senior Notes 8.45% due 06/15/18	934,000	985,370
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 13.25% due 07/15/15	1,690,000	1,859,000

		4,307,858

Finance-Other Services - 0.2%

Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/20*	485,000	491,063

Food-Misc./Diversified - 0.2%

ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	510,000	522,118

Funeral Services & Related Items - 0.9%

Service Corp. International Senior Notes 7.63% due 10/01/18	2,086,000	2,336,320

Hotel/Motels - 0.3%

Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 7.15% due 12/01/19	585,000	707,023

Housewares - 0.1%

Libbey Glass, Inc. Company Guar. Notes 6.88% due 05/15/20*	260,000	260,650

Independent Power Producers - 0.7%

Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21*	1,360,000	1,421,200
RRI Energy, Inc. Senior Notes 7.88% due 06/15/17	690,000	610,650

		2,031,850

Insurance-Multi-line - 0.7%

Hartford Financial Services Group, Inc.FRS Jr. Sub. Debentures 8.13% due 06/15/38	1,970,000	2,029,100

Machinery-Farming - 1.1%

Case New Holland, Inc. Company Guar. Notes 7.75% due 09/01/13	1,175,000	1,248,437
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/17	1,595,000	1,818,300

		3,066,737

Machinery-General Industrial - 0.4%

CPM Holdings, Inc. Senior Sec. Notes 10.63% due 09/01/14(5)	1,150,000	1,219,000

Medical Information Systems - 0.7%

IMS Health, Inc. Senior Notes 12.50% due 03/01/18*	1,645,000	1,924,650

Medical Labs & Testing Services - 0.5%

American Renal Holdings Co., Inc. Senior Sec. Notes 8.38% due 05/15/18	1,270,000	1,333,500

Medical Products - 0.7%

LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	1,133,000	1,205,229
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(4)	636,000	676,942

		1,882,171

Medical-Biomedical/Gene - 0.1%

STHI Holding Corp. Senior Sec. Notes 8.00% due 03/15/18*	265,000	278,250

Medical-Drugs - 0.6%
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 08/15/21*	1,866,000	1,714,388

Medical-Hospitals - 3.2%

Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	533,000	546,658
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/22	2,150,000	2,133,875
HCA, Inc. Senior Notes 6.25% due 02/15/13	900,000	918,000
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/20	1,275,000	1,346,719
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/20	2,370,000	2,601,075
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	750,000	827,812
Health Management Associates, Inc. Senior Notes 7.38% due 01/15/20*	455,000	466,375

		8,840,514

Medical-Outpatient/Home Medical - 0.7%

Radiation Therapy Services, Inc. Sec. Notes 8.88% due 01/15/17*	665,000	640,063
Radiation Therapy Services, Inc. Company Guar. Notes 9.88% due 04/15/17	1,720,000	1,324,400

		1,964,463

Motion Pictures & Services - 0.1%

NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	330,000	359,700

Multimedia - 0.0%

Haights Cross Operating Co. FRS Limited Guar. Notes 16.00% due 03/15/14†(2)(3)(6)	100,864	7,565

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Bonds 11.50% due 07/01/03†(2)(3)(7)(8)	210,000	0

Office Automation & Equipment - 0.9%

CDW LLC/CDW Finance Corp. Senior Sec. Notes 8.00% due 12/15/18(5)	1,060,000	1,123,600
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/19	1,362,000	1,399,455

		2,523,055

Oil Companies-Exploration & Production - 3.6%

Antero Resources Finance Corp. Company Guar. Notes 7.25% due 08/01/19	790,000	803,825
Antero Resources Finance Corp. Company Guar. Notes 9.38% due 12/01/17	825,000	891,000
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/20	595,000	559,300
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/22*	690,000	684,825
Endeavour International Corp. Senior Sec. Notes 12.00% due 03/01/18*	1,195,000	1,212,925
Newfield Exploration Co. Senior Notes 5.75% due 01/30/22	1,330,000	1,399,825
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	885,000	938,100
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/21	216,000	212,760
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/22	940,000	930,600
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	995,000	1,074,600
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18	935,000	1,016,812

		9,724,572

Oil-Field Services - 0.8%

Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/19	1,350,000	1,316,250
Hornbeck Offshore Services, Inc. Company Guar. Notes
8.00% due 09/01/17	830,000	869,425

		2,185,675

Paper & Related Products - 0.3%

Neenah Paper, Inc. Company Guar. Notes 7.38% due 11/15/14	880,000	892,100

Pharmacy Services - 0.5%

BioScrip, Inc. Company Guar. Notes 10.25% due 10/01/15	1,240,000	1,342,300

Physical Therapy/Rehabilitation Centers - 0.8%

HealthSouth Corp. Company Guar. Notes 7.25% due 10/01/18	2,025,000	2,111,062

Pipelines - 3.4%

El Paso Corp. Senior Notes 6.50% due 09/15/20	1,075,000	1,184,640
El Paso Corp. Senior Notes 7.00% due 06/15/17	1,590,000	1,784,518
El Paso Corp. Senior Notes 7.75% due 01/15/32	285,000	325,282
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	1,350,000	1,458,000
Everest Acquisition LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/19*	110,000	112,750
Everest Acquisition LLC/Everest Acquisition Finance, Inc. Senior Notes 9.38% due 05/01/20*	2,258,000	2,314,450
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	1,040,000	1,092,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.25% due 06/15/22	386,000	395,650
NGPL PipeCo LLC Senior Sec. Notes 7.12% due 12/15/17*	795,000	759,225

		9,426,515

Printing-Commercial - 0.2%

Cenveo Corp. Company Guar. Notes 7.88% due 12/01/13	636,000	591,480

Publishing-Periodicals - 0.1%

Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	341,000	385,330

Real Estate Investment Trusts - 1.4%

DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	1,100,000	1,199,000
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/20	2,455,000	2,626,850

		3,825,850

Real Estate Management/Services - 0.3%

Realogy Corp. Senior Sec. Notes 7.63% due 01/15/20*	870,000	893,925

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(2)(3)	2,565,000	257

Rental Auto/Equipment - 0.5%

UR Merger Sub Corp. Sec. Notes 5.75% due 07/15/18*	205,000	208,588
UR Merger Sub Corp. Company Guar. Notes 7.38% due 05/15/20*	690,000	707,250
UR Merger Sub Corp. Company Guar. Notes 7.63% due 04/15/22*	470,000	480,575

		1,396,413

Retail-Apparel/Shoe - 0.2%

Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	651,000	624,960

Retail-Arts & Crafts - 0.7%

Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/18	1,940,000	2,022,450

Retail-Discount - 0.5%

99 Cents Only Stores Company Guar. Notes 11.00% due 12/15/19*	1,355,000	1,443,075

Retail-Home Furnishings - 0.4%

GRD Holdings III Corp. Senior Sec. Notes 10.75% due 06/01/19*	1,160,000	1,142,600

Retail-Perfume & Cosmetics - 0.4%

Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/22	585,000	591,581
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/19*	491,000	522,915

		1,114,496

Retail-Propane Distribution - 0.6%

AmeriGas Finance LLC/AmeriGas Finance Corp.
Company Guar. Notes
6.75% due 05/20/20	300,000	295,500
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/22	535,000	524,300
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	906,000	810,870

		1,630,670

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(2)(3)(7)(8)	50,000	0

Satellite Telecom - 0.7%

Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/19	1,985,000	2,014,775

Shipbuilding - 0.8%

Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18	1,730,000	1,790,550
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21	280,000	290,500

		2,081,050

Telecom Services - 0.2%

GCI, Inc. Senior Notes 6.75% due 06/01/21	590,000	581,150

Telecommunication Equipment - 0.6%

Sorenson Communications, Inc. Sec. Notes 10.50% due 02/01/15*	1,920,000	1,574,400

Telephone-Integrated - 2.3%

Frontier Communications Corp. Senior Notes 7.88% due 04/15/15	1,035,000	1,115,212
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	930,000	960,225
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/20*	2,122,000	2,164,440
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	375,000	396,114
Windstream Corp. Company Guar. Notes 7.75% due 10/15/20	1,155,000	1,155,000

Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	425,000	440,938

		6,231,929

Television - 0.8%

Gray Television, Inc. Sec. Notes 10.50% due 06/29/15	1,335,000	1,375,050
Sinclair Television Group, Inc. Sec. Notes 9.25% due 11/01/17*	745,000	819,500

		2,194,550

Theaters - 1.4%

AMC Entertainment, Inc. Company Guar. Notes 8.00% due 03/01/14	1,142,000	1,144,855
AMC Entertainment, Inc. Company Guar. Notes 8.75% due 06/01/19	1,205,000	1,289,350
Regal Cinemas Corp. Company Guar. Notes 8.63% due 07/15/19	819,000	890,662
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/18	446,000	485,025

		3,809,892

Transport-Marine - 1.2%

ACL I Corp. Senior Notes 11.38% due 02/15/16*(4)	1,563,778	1,548,140
Marquette Transportation Co./Marquette Transportation Finance Corp. Sec. Notes 10.88% due 01/15/17	1,630,000	1,703,350

		3,251,490

Web Hosting/Design - 0.3%

Equinix, Inc. Senior Notes 7.00% due 07/15/21	710,000	757,925

Wire & Cable Products - 0.2%

Anixter, Inc. Company Guar. Notes 5.63% due 05/01/19	415,000	421,744

Total U.S. CORPORATE BONDS & NOTES
(cost $211,713,339)		219,598,395

FOREIGN CORPORATE BONDS & NOTES - 9.9%
Banks-Commercial - 0.8%

LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20*	2,521,000	2,200,967

Chemicals-Diversified - 1.1%

Ineos Finance PLC Senior Sec. Notes 7.50% due 05/01/20*	480,000	475,200
Ineos Group Holdings, Ltd. Sec. Notes
8.50% due 02/15/16*	2,171,000	1,959,327
LyondellBasell Industries NV Company Guar. Notes 6.00% due 11/15/21*	526,000	562,820

		2,997,347

Commercial Services-Finance - 0.2%

National Money Mart Co. Company Guar. Notes 10.38% due 12/15/16	571,000	630,955

Diversified Manufacturing Operations - 0.2%

Bombardier, Inc. Senior Notes 7.50% due 03/15/18*	535,000	583,150

Diversified Minerals - 1.2%

FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/15*	1,955,000	1,955,000
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/19*	1,330,000	1,373,225

		3,328,225

Electric-Generation - 0.1%

Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	160,000	160,800

Independent Power Producers - 0.0%

AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(2)(3)(7)(9)	475,000	0

Internet Connectivity Services - 0.4%

eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	1,340,000	1,222,750

Investment Companies - 0.5%

Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15	805,000	857,325
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15*	480,000	511,200

		1,368,525

Multimedia - 0.7%

Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	1,771,000	1,819,703

Oil Companies-Exploration & Production - 1.1%

Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	1,925,000	2,016,437
Lone Pine Resources Canada, Ltd. Company Guar. Notes 10.38% due 02/15/17*	975,000	916,500

		2,932,937

Paper & Related Products - 0.8%

Cascades, Inc. Company Guar. Notes 7.88% due 01/15/20	539,000	528,220
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/20*	1,671,000	1,679,355

		2,207,575

Satellite Telecom - 1.2%

Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/19	1,345,000	1,343,319
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(4)	1,942,567	1,908,572

		3,251,891

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15*†(2)(3)(6)(9)	925,000	0

Telecom Services - 0.9%

UPCB Finance V, Ltd. Senior Sec. Notes 7.25% due 11/15/21*	545,000	550,450
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/22*	1,175,000	1,154,437
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/17*	1,000,000	850,000

		2,554,887

Telephone-Integrated - 0.2%

Virgin Media Finance PLC Company Guar. Notes 5.25% due 02/15/22	450,000	438,750

Television - 0.3%

Videotron, Ltee Company Guar. Notes 5.00% due 07/15/22*	965,000	940,875

Travel Services - 0.2%

Carlson Wagonlit BV Senior Sec. Notes 6.88% due 06/15/19*	535,000	532,325

Total Foreign Corporate Bonds & Notes
(cost $28,875,819)		27,171,662

LOANS(2)(10)(11) - 2.0%
Beverages-Non-alcoholic - 0.0%

Le-Natures, Inc. Bank Term Loan 10.25% due 03/01/11†(3)(7)(12)	600,000	15,000

Building-Residential/Commercial - 0.0%

TOUSA, Inc. Term Loan 12.25% due 08/15/13	1,753,656	78,915

Cable/Satellite TV - 0.3%

Kabel Deutschland V&S GMBH Term Loan 3.25% due 02/01/19	816,000	814,024

Casino Services - 0.4%

Holding Gaming Borrower LP Term Loan Tranch B-1 12.00% due 06/30/15	990,025	1,027,151

Coal - 0.4%

Arch Coal, Inc. Term Loan 5.75% due 05/01/18	1,210,000	1,182,270

Commercial Services - 0.0%

Vertrue, Inc. Term Loan 13.25% due 08/14/15†(6)	1,215,000	6,075

Electric-Integrated - 0.9%

Texas Competitive Electric Holdings Co. LLC Term Loan 4.77% due 10/10/14	3,873,748	2,390,102

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC Term Loan 16.50% due 08/30/11†(2)(3)(7)(13)	1,147,485	0

Total Loans
(cost $8,845,185)		5,513,537

COMMON STOCK - 0.5%
Building Products-Doors & Windows - 0.0%

Masonite Worldwide Holdings, Inc.†	754	20,735

Casino Services - 0.0%

Greektown, Inc.†(2)(3)	703	0

Food-Misc./Diversified - 0.2%

Wornick Co.†(2)(3)(15)	3,444	444,173

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC†(2)(3)(14)	85,612	0

Medical-Outpatient/Home Medical - 0.0%

Critical Care Systems International, Inc.†(2)(3)	13,262	0

Multimedia - 0.0%

Haights Cross Communication, Inc.†(2)(3)	10,439	0

Paper & Related Products - 0.3%

Caraustar Industries, Inc.†(2)(3)	80	915,693

Total Common Stock
(cost $2,445,412)		1,380,601

MEMBERSHIP INTEREST CERTIFICATES - 0.1%
Casino Services - 0.1%

Herbst Gaming, Inc.†(2)(15) (cost $232,701)	23,439	261,737

PREFERRED STOCK - 1.8%
Diversified Banking Institutions - 1.1%

GMAC Capital Trust I FRS 8.13%	131,000	3,002,520

Diversified Financial Services - 0.7%

Citigroup Capital XIII FRS 7.88%	67,000	1,772,820

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC, Class C†(2)(3)(14)	26,118	0

Total Preferred Stock
(cost $5,128,406)		4,775,340

WARRANTS - 0.1%
Building Products-Doors & Windows - 0.0%

Masonite Worldwide Holdings, Inc. Expires 05/20/14 (strike price $55.31)†(2)(3)	3,658	5,111
Masonite Worldwide Holdings, Inc. Expires 05/20/16 (strike price $55.31)†(2)(3)	2,743	10,131

		15,242

Publishing-Periodicals - 0.0%

Reader’s Digest Assoc., Inc. Expires 02/19/14†(2)(3)	4,509	0

Television - 0.1%

ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)†(2)(3)(15)	310	77,500
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.00)†(2)(3)(15)	306	45,900

		123,400

Total Warrants
(cost $4,669)		138,642

Total Long-Term Investment Securities
(cost $260,919,899)		262,123,179

REPURCHASE AGREEMENT - 2.0%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 05/31/12, to be repurchased 06/01/12 in the amount of $5,501,002 and collateralized by $5,265,000 of Federal National Mtg. Assoc Bonds bearing interest at 5.95% due 11/07/36 and having an approximate value of $5,614,949 (cost $5,501,000)	5,501,000	5,501,000

TOTAL INVESTMENTS
(cost $266,420,899) (16)	97.7%	267,624,179
Other assets less liabilities	2.3	6,400,853

NET ASSETS	100.0%	$274,025,032

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2012, the aggregate value of these securities was $82,298,912 representing 30.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(2)	Illiquid security. At May 31, 2012, the aggregate value of these securities was $7,281,604 representing 2.7% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Income may be received in cash or additional bonds/shares at the discretion of the issuer.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	Security in default
(7)	Security in default of principal and interest at maturity
(8)	Company has filed for Chapter 7 bankruptcy.
(9)	Company has filed bankruptcy in country of issuance.
(10)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(11)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	Company has filed for Chapter 11 bankruptcy protection.
(13)	A portion of the interest was paid in additional bonds/loans.
(14)	Consists of more than one type of securities traded together as a unit.

(15)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2012, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Herbst Gaming Membership Interest Certificate	03/26/08	23,439	$232,701	$261,737	$11.17	0.09%
ION Media Networks, Inc. Strike price $687.00 Warrants	03/01/11	306	—	45,900	150.00	0.02
ION Media Networks, Inc. Strike price $500.00 Warrants	11/11/10	310	—	77,500	250.00	0.03
Wornick Co. Common Stock	08/08/08	3,444	450,320	444,173	128.97	0.16

				$829,310		0.30%

(16)	See Note 5 for cost of investments on a tax basis.
FRS -	Floating Rate Security

The rates shown on FRS securities are the current interest rates at May 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio's net assets as of May 31, 2012 (see Note 1):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$3,283,265	$—	$3,283,265
U.S. Corporate Bonds & Notes	—	219,255,832	342,563	219,598,395
Foreign Corporate Bonds & Notes	—	27,171,662	0	27,171,662
Loans	—	4,386,396	1,127,141	5,513,537
Common Stock	20,735	—	1,359,866	1,380,601
Membership Interest Certificates	—	261,737	—	261,737
Preferred Stock	4,775,340	—	0	4,775,340
Warrants	—	—	138,642	138,642
Repurchase Agreement	—	5,501,000	—	5,501,000

Total	$4,796,075	$259,859,892	$2,968,212	$267,624,179

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
Balance as of 08/31/2011	$1,108,812	$0	$5,686,168	$750,658	$131	$99,125
Accrued discounts	50,732	—	478,614	—	—	—
Accrued premiums	(1,579)	—	—	—	—	—
Realized gain	18,977	—	812	—	—	—
Realized loss	(1,573)	—	(699,635)	(59,610)	(52,235)	—
Change in unrealized appreciation(1)	—	—	1,132,405	694,220	52,104	39,375
Change in unrealized depreciation(1)	(70,934)	—	(1,461,351)	(23,715)	—	(15,100)
Net purchases	1,873,021	—	1,243,373	—	—	—
Net sales	(2,634,893)	—	(2,863,143)	(1,687)	—	—
Transfers into Level 3(2)	—	0	—	—	—	15,242
Transfers out of Level 3(2)	—	—	(2,390,102)	—	—	—

Balance as of 05/31/2012	$342,563	$0	$1,127,141	$1,359,866	$0	$138,642

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at May 31, 2012 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
$(52,324)	$—	$(303,110)	$611,135	$52,104	$24,275

(2)	The Portfolio's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company II International Opportunities Fund@

PORTFOLIO OF INVESTMENTS - May 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 92.4%
Australia - 3.0%

Alara Resources, Ltd.†	525,803	$169,021
Alesco Corp., Ltd.	345,918	662,124
Aquila Resources, Ltd.†	33,220	106,787
Armour Energy, Ltd.†	314,858	122,681
Atlas Iron, Ltd.	688,139	1,454,586
Austbrokers Holdings, Ltd.	43,791	284,947
Base Resources, Ltd.†	318,815	144,409
Beadell Resources, Ltd.†	312,157	185,484
Boart Longyear Group, Ltd.	558,395	1,735,144
Cabcharge Australia, Ltd.	72,721	449,110
Chesser Resources, Ltd.†	287,848	98,137
Cokal, Ltd.†	455,113	126,348
Coventry Group, Ltd.	93,250	245,254
Dart Energy, Ltd.†	231,677	47,392
Flight Centre, Ltd.	15,711	278,534
Gunns, Ltd.†(1)(2)	2,150,658	301,674
GWA Group, Ltd.	191,769	370,802
iiNET, Ltd.	19,958	60,267
Invocare, Ltd.	22,150	176,710
Mincor Resources NL	205,163	139,894
Mirabela Nickel, Ltd.†	183,567	55,432
Mortgage Choice, Ltd.	277,413	359,403
Mount Gibson Iron, Ltd.	125,673	118,746
Oakton, Ltd.	178,698	190,606
OrotonGroup, Ltd.	23,924	168,957
Platinum Asset Management, Ltd.	89,009	341,612
Premier Investments, Ltd.	56,677	264,451
Prime Media Group, Ltd.	536,636	365,916
Reece Australia, Ltd.	12,832	226,244
Resource Generation, Ltd.†	338,857	99,024
Silver Lake Resources, Ltd.†	62,641	169,632
Technology One, Ltd.	155,101	180,545
Ten Network Holdings Ltd.	502,747	340,359
Transpacific Industries Group, Ltd.	481,992	384,997
Treasury Wine Estates, Ltd.	510,939	2,199,858
WDS, Ltd.	193,832	94,406
Western Areas NL	232,707	1,008,725
Whitehaven Coal, Ltd.	18,266	70,816
Xanadu Mines, Ltd.†	363,055	88,413

		13,887,447

Austria - 1.1%

Austriamicrosystems AG	30,992	2,169,615
Schoeller-Bleckmann Oilfield Equipment AG	37,758	3,081,394

		5,251,009

Belgium - 1.5%

Ageas	1,131,432	1,789,342
D’Ieteren S.A.	42,868	1,623,053
Telenet Group Holding NV	87,667	3,576,667

		6,989,062

Bermuda - 2.4%

African Minerals, Ltd.†	215,088	1,243,101
Biosensors International Group, Ltd.†	6,137,000	5,834,103
Digital China Holdings, Ltd.	602,000	974,177
Hiscox, Ltd.	62,448	380,456
Jardine Matheson Holdings, Ltd.	33,200	1,606,880
Midland Holdings, Ltd.	670,000	340,112
Omega Insurance Holdings, Ltd.†	294,291	297,083
Pacific Basin Shipping, Ltd.	504,000	224,677
Peace Mark Holdings, Ltd.†(1)(2)	686,000	0
Petra Diamonds, Ltd.†	44,763	91,548

		10,992,137

Brazil - 1.4%

BR Properties SA	29,200	331,547
CETIP SA - Mercados Organizados	19,500	281,355
Cia de Locacao das Americas†	31,500	114,014
Cia Hering	45,300	941,106
EcoRodovias Infraestrutura e Logistica SA	37,600	300,897
EDP - Energias do Brasil SA	54,900	351,147
Estacio Participacoes SA	23,000	288,519
Even Construtora e Incorporadora SA	112,000	368,733
Iguatemi Empresa de Shopping Centers SA	17,100	328,290
JSL SA	40,000	167,191
Multiplus SA	14,000	321,392
Odontoprev SA	72,600	388,765
Totvs SA	14,200	256,985
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	143,800	1,971,426

		6,411,367

Canada - 2.9%

Alacer Gold Corp.†	17,277	100,809
B2Gold Corp.†	538,000	1,619,964
Canyon Services Group, Inc.	270,700	2,820,092
Dollarama, Inc.	42,700	2,364,344
Franco-Nevada Corp.	92,900	3,906,324
Major Drilling Group International, Inc.	152,200	1,768,311
Trican Well Service, Ltd.	56,200	666,010

		13,245,854

Cayman Islands - 2.1%

Agile Property Holdings, Ltd.	594,000	684,953
Charm Communications, Inc. ADR	77,107	565,194
China Liansu Group Holdings, Ltd.	2,098,300	1,100,306
China Lilang, Ltd.	507,000	379,521
Daphne International Holdings, Ltd.	1,602,000	1,733,777
E-House China Holdings, Ltd. ADR	42,598	232,159
HKR International, Ltd.	1,350,400	471,502
HKT Trust/HKT, Ltd.	539,000	410,419
KWG Property Holding, Ltd.	403,500	241,740
Lonking Holdings, Ltd.	4,544,000	1,410,935
NetEase, Inc. ADR†	10,900	679,724
Prince Frog International Holdings, Ltd.	3,291,000	1,530,688
Shanda Games, Ltd. ADR	76,554	326,120

		9,767,038

Chile - 0.0%

Parque Arauco SA	60,000	104,469

China - 0.5%

Qingling Motors Co., Ltd.	2,892,000	778,746
Wumart Stores, Inc.	386,000	853,407

Zhejiang Expressway Co., Ltd.	864,000	595,551

		2,227,704

Cyprus - 0.2%

Globaltrans Investment PLC GDR	59,400	946,836

Denmark - 0.8%

Christian Hansen Holding A/S	57,399	1,598,874
Tryg A/S	38,618	2,025,491

		3,624,365

Finland - 1.4%

Cargotec Corp., Class B	35,734	921,259
Outokumpu Oyj†	1,733,690	1,776,063
Outotec Oyj	45,150	1,774,214
UPM-Kymmene Oyj	179,500	1,838,871

		6,310,407

France - 4.2%

Aeroports de Paris	33,057	2,393,640
Edenred	61,232	1,615,345
Eurazeo	42,549	1,624,391
Groupe Eurotunnel SA	258,119	1,985,202
Havas SA	485,374	2,395,259
Inside Secure SA†	45,079	175,582
JCDecaux SA	78,798	1,646,631
Safran SA	41,920	1,439,692
Valeo SA	53,682	2,269,126
Virbac SA	24,965	3,980,588

		19,525,456

Germany - 5.4%

Aixtron SE NA	85,026	1,241,115
Deutsche Wohnen AG	177,139	2,737,906
GEA Group AG	134,846	3,431,450
Gerresheimer AG	94,640	4,149,614
Kabel Deutschland Holding AG†	77,678	4,406,723
KUKA AG†	134,537	2,944,485
Lanxess AG	33,849	2,242,972
Leoni AG	50,077	2,047,393
Takkt AG	87,697	1,030,155
VTG AG	34,969	549,138

		24,780,951

Hong Kong - 1.3%

China Resources Enterprise, Ltd.	140,000	443,726
China Taiping Insurance Holdings Co., Ltd.†	423,800	704,372
Emperor Watch & Jewellery, Ltd.	20,720,000	2,429,308
Hutchison Whampoa, Ltd.	102,000	837,127
Shougang Fushan Resources Group, Ltd.	3,236,000	1,058,995
Wharf Holdings, Ltd.	63,800	333,732

		5,807,260

India - 0.4%

HDFC Bank, Ltd. ADR	10,312	288,323
Housing Development Finance Corp.	64,172	744,593
Jain Irrigation Systems, Ltd.	168,389	215,893
Jain Irrigation Systems, Ltd. (Differential Voting Rights)†	5,555	3,512
United Phosphorus, Ltd.	322,739	636,484

		1,888,805

Indonesia - 1.1%

PT Alam Sutera Realty Tbk	40,445,000	2,323,436
PT Bank Negara Indonesia Persero Tbk	271,000	106,670
PT Jasa Marga Persero Tbk	4,127,500	2,261,343
PT United Tractors Tbk	212,469	522,132

		5,213,581

Ireland - 3.1%

C&C Group PLC	552,231	2,342,120
DCC PLC (ISE)	34,721	815,718
DCC PLC (LSE)	27,693	647,182
FBD Holdings PLC	258,663	2,590,679
Glanbia PLC	191,000	1,393,413
Grafton Group PLC	343,662	1,160,081
Irish Continental Group PLC (ISE)	52,500	1,038,661
Irish Continental Group PLC (LSE)	45,199	841,123
Kingspan Group PLC	146,560	1,223,245
Paddy Power PLC	34,906	2,237,481

		14,289,703

Isle of Man - 0.1%

Hansard Global PLC	120,665	241,760

Israel - 1.8%

Mellanox Technologies, Ltd.†	134,200	8,112,390

Italy - 3.0%

Azimut Holding SpA	234,765	2,174,250
Banca IFIS SpA	205,663	1,173,860
Banca Monte dei Paschi di Siena SpA	1,241,527	309,333
Credito Emiliano SpA	210,251	631,740
Davide Campari - Milano SpA	342,928	2,185,878
De’Longhi SpA	329,982	3,737,490
Parmalat SpA	235,493	474,926
Tod’s SpA	30,171	2,969,594

		13,657,071

Japan - 17.3%

Accordia Golf Co., Ltd.	2,213	1,352,765
Aica Kogyo Co., Ltd.	126,600	1,804,648
Calsonic Kansei Corp.	1,007,000	5,847,180
Cosmos Pharmaceutical Corp.	62,200	3,484,661
Daicel Corp.	204,000	1,161,103
Daiei, Inc.†	235,150	582,173
Daiwa Securities Group, Inc.	561,000	1,775,498
Denki Kagaku Kogyo KK	865,000	2,903,203
Fuji Machine Manufacturing Co., Ltd.	54,800	1,005,646
Fujimi, Inc.	50,100	715,440
Heiwa Corp.	144,600	2,612,986
Hoya Corp.	118,500	2,542,094
Ibiden Co., Ltd.	55,300	976,713
JVC Kenwood Holdings, Inc.	531,200	1,769,311

Kakaku.com, Inc.	71,800	2,238,481
Kawasaki Kisen Kaisha, Ltd.†	729,000	1,348,966
Komori Corp.	180,300	1,318,427
Konica Minolta Holdings, Inc.	265,500	1,904,173
Makino Milling Machine Co., Ltd.	145,000	867,854
Mazda Motor Corp.†	1,124,000	1,434,405
Micronics Japan Co., Ltd.	117,300	398,185
Mitsui O.S.K. Lines, Ltd.	438,000	1,548,315
Mori Seiki Co., Ltd.	166,400	1,435,508
Nabtesco Corp.	77,500	1,736,728
Nissan Chemical Industries, Ltd.	215,400	1,822,489
Nissha Printing Co., Ltd.	38,000	370,010
NTT Urban Development Corp.	2,582	1,864,997
Ohara, Inc.	83,200	839,857
Okuma Corp.	181,000	1,191,884
Pioneer Corp.†	798,400	3,026,095
Resona Holdings, Inc.	638,700	2,404,499
Sanwa Holdings Corp.	500,000	1,997,192
Shimamura Co., Ltd.	22,200	2,518,606
Shimizu Corp.	175,000	580,653
Shin-Etsu Polymer Co., Ltd.	79,600	373,823
Shinko Electric Industries Co., Ltd.	198,200	1,436,672
Square Enix Holdings Co., Ltd.	101,700	1,605,448
Star Micronics Co., Ltd.	280,000	2,708,525
Sumco Corp.†	134,300	1,132,878
Suruga Bank, Ltd.	375,000	3,445,636
Tadano, Ltd.	361,000	2,685,847
Taiyo Yuden Co., Ltd.	244,000	2,154,773
THK Co., Ltd.	105,900	2,006,910
Toshiba Machine Co., Ltd.	116,000	571,414
Union Tool Co.	71,000	1,145,278
Yamaha Motor Co., Ltd.	148,500	1,476,283

		80,124,232

Jersey - 0.2%

Beazley PLC	128,197	266,729
Cape PLC	79,692	296,491
UBM PLC	21,349	176,032
West China Cement, Ltd.	669,350	152,643

		891,895

Luxembourg - 0.1%

AZ Electronic Materials SA	67,165	309,819

Malaysia - 0.0%

KSL Holdings Bhd	69,100	29,847

Mexico - 0.3%

Banregio Grupo Financiero SAB de CV	43,000	110,869
Fibra Uno Administracion SA de CV	170,000	313,933
Genomma Lab Internacional SAB de CV†	180,000	319,104
Industrias CH SAB de CV, Series B†	76,000	304,472
Mexichem SAB de CV	98,000	341,049

		1,389,427

Netherlands - 3.9%

Arcadis NV	110,739	2,303,828
ASM International NV	53,726	1,826,886
Delta Lloyd NV	78,965	977,867
Fugro NV CVA	31,362	1,803,229
Gemalto NV	63,839	4,066,043
Nutreco Holding NV	29,679	1,947,568
PostNL	628,888	2,116,683
Randstad Holding NV	54,409	1,473,697
SBM Offshore NV†	86,339	1,127,367
X5 Retail Group NV GDR†	20,400	450,636

		18,093,804

Norway - 0.3%

Det Norske Oljeselskap ASA†	33,941	444,043
SpareBank 1 SR Bank ASA	215,399	1,039,146

		1,483,189

Panama - 0.1%

Copa Holdings SA, Class A	5,900	489,818

Papua New Guinea - 0.1%

New Britain Palm Oil, Ltd.	25,298	315,813

Philippines - 1.9%

Alliance Global Group, Inc.	7,819,000	2,239,392
Filinvest Land, Inc.	29,226,000	846,449
Metro Pacific Investments Corp.	6,721,000	664,298
Metropolitan Bank & Trust	1,572,550	3,249,563
Security Bank Corp.	554,598	1,669,977

		8,669,679

Portugal - 0.3%

Portucel Empresa Produtora de Pasta e Papel SA	680,164	1,412,919

Singapore - 0.8%

Cambridge Industrial Trust	2,090,790	876,165
Fortune Real Estate Investment Trust	1,540,000	865,085
Goodpack, Ltd.	549,000	702,972
Sakari Resources, Ltd.	174,000	195,119
SIA Engineering Co., Ltd.	205,000	636,350
Venture Corp., Ltd.	86,000	532,578

		3,808,269

South Africa - 0.3%

Aspen Pharmacare Holdings, Ltd.	64,000	886,265
Truworths International, Ltd.	52,700	510,421

		1,396,686

South Korea - 1.8%

DGB Financial Group, Inc.	75,870	941,746
E-Mart Co., Ltd.	2,540	568,151
Hotel Shilla Co., Ltd.	53,570	2,441,912
Hyundai Home Shopping Network Corp.	5,094	520,082
Hyundai Mobis	3,035	712,303
IDIS Holdings Co Ltd.	15,699	128,226
Intelligent Digital Integrated Securities Co., Ltd.	7,053	261,742

Korea Investment Holdings Co., Ltd.	16,057	545,550
Korean Reinsurance Co.	64,803	634,166
LG Fashion Corp.	28,430	763,593
Shinhan Financial Group Co., Ltd.	26,012	836,395

		8,353,866

Spain - 2.5%

Bankinter SA	295,685	902,337
Bolsas y Mercados Espanoles	70,921	1,227,276
International Consolidated Airlines Group SA†	931,089	2,038,938
Obrascon Huarte Lain SA	99,865	1,884,970
Viscofan SA	107,367	4,342,558
Vueling Airlines SA†	200,464	1,117,911

		11,513,990

Sweden - 3.6%

Betsson AB Series B	77,008	2,305,629
Betsson AB Series B (Redemption Shares)†	77,008	99,646
Electrolux AB, Class B	87,165	1,652,229
Elekta AB, Series B	50,869	2,438,939
Husqvarna AB, Class B	302,012	1,400,201
Intrum Justitia AB	140,943	1,964,413
Meda AB	175,200	1,676,151
Saab AB, Series B	163,161	2,526,755
SSAB AB, Class A	157,910	1,211,850
Trelleborg AB, Series B	135,554	1,321,113

		16,596,926

Switzerland - 2.9%

Aryzta AG	10,982	495,199
Barry Callebaut AG	1,702	1,506,893
GAM Holding AG	265,988	2,793,100
Gategroup Holding AG	48,856	1,224,732
Georg Fischer AG	4,060	1,421,115
Kuoni Reisen Holding	7,709	2,238,058
Partners Group Holding AG	21,577	3,576,360

		13,255,457

Taiwan - 0.6%

China Life Insurance Co., Ltd.	620,667	570,802
Delta Electronics, Inc.	144,000	401,394
E.Sun Financial Holding Co., Ltd.	793,478	398,759
Hon Hai Precision Industry Co., Ltd. GDR	130,078	755,103
St. Shine Optical Co., Ltd.	29,000	315,767
Yageo Corp.	1,769,000	534,588

		2,976,413

Thailand - 0.6%

Home Product Center PCL	4,386,900	1,682,231
Kasikornbank PCL	273,300	1,348,675

		3,030,906

Turkey - 0.7%

Arcelik AS	126,000	528,393
Aselsan Elektronik Sanayi Ve Ticaret AS	67,800	349,771
Turk Hava Yollari†	1,676,217	2,265,219

		3,143,383

United Kingdom - 16.3%

Abbey Protection PLC	82,366	99,333
Afren PLC†	2,734,518	4,892,964
Alternative Networks PLC	58,995	244,129
Amerisur Resources PLC†	605,348	191,257
Aveva Group PLC	15,538	398,960
Avocet Mining PLC	192,754	434,023
Babcock International Group PLC	87,419	1,145,206
Bellway PLC	38,942	415,621
Booker Group PLC	3,945,412	5,408,756
Brewin Dolphin Holdings PLC	213,221	461,377
Brooks MacDonald Group PLC	8,944	172,995
BTG PLC†	90,704	539,601
Carclo PLC	27,212	151,400
Carphone Warehouse Group PLC	138,673	278,374
Chemring Group PLC	80,158	392,238
Consort Medical PLC	14,273	128,466
Craneware PLC	29,346	125,734
Croda International PLC	98,464	3,393,191
Dechra Pharmaceuticals PLC	115,404	844,838
Derwent London PLC	125,495	3,373,121
Devro PLC	65,373	310,319
Dialog Semiconductor PLC†	169,850	3,281,556
Dignity PLC	24,095	315,649
Diploma PLC	114,093	779,851
Domino Printing Sciences PLC	65,683	566,892
Dunelm Group PLC	74,278	560,939
E2V Technologies PLC	202,335	436,574
Elementis PLC	203,478	631,591
EMIS Group PLC	42,718	363,749
EnQuest PLC†	231,795	434,050
Euromoney Institutional Investor PLC	44,085	544,230
Faroe Petroleum PLC†	103,507	247,264
Fenner PLC	503,343	2,925,362
Filtrona PLC	75,067	519,463
Great Portland Estates PLC	738,077	4,295,292
H&T Group PLC	109,326	463,356
Hargreaves Services PLC	26,542	317,026
Headlam Group PLC	46,074	200,246
Homeserve PLC	162,664	347,969
Howden Joinery Group PLC	190,606	344,583
Hunting PLC	29,918	385,015
Impax Asset Management Group PLC	193,499	140,164
Inchcape PLC	497,846	2,407,726
IQE PLC†	969,401	351,100
James Halstead PLC	64,314	510,472
Jardine Lloyd Thompson Group PLC	276,546	2,906,771
John Wood Group PLC	239,108	2,579,593
Jupiter Fund Management PLC	147,170	467,926
Latchways PLC	15,810	254,629
LSL Property Services PLC	77,605	256,851
Mam Funds PLC	235,920	77,265

Marston’s PLC	274,193	416,248
May Gurney Integrated Services PLC	79,428	281,553
Mears Group PLC	145,436	577,736
Melrose PLC	92,259	603,879
Micro Focus International PLC	81,330	556,911
Microgen PLC	219,801	450,547
Mitie Group PLC	94,351	415,593
Moneysupermarket.com Group PLC	83,264	148,730
N Brown Group PLC	138,112	488,297
NCC Group PLC	17,513	206,481
Northbridge Industrial Services PLC	35,770	151,604
Northgate PLC†	105,254	283,556
PayPoint PLC	61,860	585,379
Premier Oil PLC†	114,388	600,284
Renishaw PLC	11,165	246,583
Rentokil Initial PLC	325,098	377,284
Restaurant Group PLC	56,815	245,090
RM PLC	106,371	122,544
Rotork PLC	13,485	421,897
RPC Group PLC	112,735	671,880
RPS Group PLC	158,434	505,449
RWS Holdings PLC	70,317	525,607
Salamander Energy PLC†	71,230	179,929
SDL PLC	161,779	1,568,310
Senior PLC	230,550	713,845
Serco Group PLC	103,390	836,560
Spectris PLC	17,396	430,580
Spirax-Sarco Engineering PLC	10,782	343,312
Spirent Communications PLC	198,457	488,767
Sthree PLC	54,546	224,247
Synergy Health PLC	111,658	1,402,512
TalkTalk Telecom Group PLC	220,332	519,551
Telecity Group PLC†	534,710	6,741,098
Ultra Electronics Holdings PLC	19,290	494,703
Valiant Petroleum PLC†	27,383	172,398
Victrex PLC	22,233	477,318
Workspace Group PLC	59,199	199,810
YouGov PLC†	72,369	76,959

		75,068,088

United States - 0.1%

Gran Tierra Energy, Inc.†	50,000	252,214
Sohu.com, Inc.†	10,629	472,353

		724,567

Total Common Stock
(cost $455,365,292)		426,353,665

EXCHANGE-TRADED FUNDS - 1.0%
United States - 1.0%

iShares MSCI EAFE Small Cap Index Fund (cost $4,864,065)	128,013	4,513,739

PREFERRED STOCK - 1.1%
Australia - 0.0%

Gunns, Ltd.(1)(2)	1,665	65,686

Brazil - 0.0%

Banco ABC Brasil SA	40,000	220,145

Chile - 0.1%

Embotelladora Andina SA	58,000	302,960

Germany - 0.8%

Draegerwerk AG & Co. KGaA	22,080	2,261,965
ProSiebenSat.1 Media AG	62,440	1,309,432

		3,571,397

South Korea - 0.2%

Hyundai Motor Co.	16,293	1,050,538

Total Preferred Stock (cost $5,225,493)		5,210,726

RIGHTS - 0.0%
Brazil - 0.0%

CETIP SA - Mercados Organizados (Expires 06/11/12)†	11	14

Norway - 0.0%

SpareBank 1 SR Bank ASA (Expires 06/01/12)†	60,007	21,098

Total Rights (cost $0)		21,112

WARRANTS - 0.0%
Australia - 0.0%

Armour Energy, Ltd. (Expires 08/31/14) (strike price AUD 0.50)†	40,934	4,187

Malaysia - 0.0%

KSL Holdings Bhd (Expires 08/19/16) (strike price MYR 1.60)†	17,275	1,988

Total Warrants (cost $6,866)		6,175

Total Long-Term Investment Securities (cost $465,461,716)		436,105,417

SHORT-TERM INVESTMENT SECURITIES - 1.8%
Time Deposits - 1.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/12 (cost $8,506,000)	$8,506,000	8,506,000

REPURCHASE AGREEMENT - 2.0%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 05/31/12, to be repurchased 06/01/12 in the amount of $9,163,003 and collateralized by $9,215,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 4.11%, due 11/15/30 and having an approximate value of $9,350,801 (cost $9,163,000)	9,163,000	9,163,000

TOTAL INVESTMENTS (cost $483,130,716) (3)	98.3%	453,774,417
Other assets less liabilities	1.7	7,878,018

NET ASSETS	100.0%	$461,652,435

@	Effective May 1, 2012, the International Small Cap Equity Fund’s name changed to International Opportunities Fund.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At May 31, 2012, the aggregate value of these securities was $367,360 representing 0.1% of net assets.
(3)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt
CVA	- Certification Van Aandelen (Dutch Certificate)
GDR	- Global Depository Receipt
ISE	- Irish Stock Exchange
LSE	- London Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Germany	$24,780,951	$—	$—	$24,780,951
Japan	80,124,232	—	—	80,124,232
United Kingdom	75,068,088	—	—	75,068,088
Other Countries*	246,078,720	—	301,674	246,380,394
Exchange-Traded Funds	4,513,739	—	—	4,513,739
Preferred Stock	5,145,040	—	65,686	5,210,726
Rights	21,112	—	—	21,112
Warrants	6,175	—	—	6,175
Short-Term Investment Securities:
Time Deposits	—	8,506,000	—	8,506,000
Repurchase Agreement	—	9,163,000	—	9,163,000

Total	$435,738,057	$17,669,000	$367,360	$453,774,417

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Preferred Stock
Balance as of 08/31/2011	$170,796	$—
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	6,593	—
Realized loss	—	—
Change in unrealized appreciation(1)	90,946	—
Change in unrealized depreciation(1)	(127,658)	(25,666)
Net purchases	597,874	91,352
Net sales	(175,135)	—
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	(261,742)	—

Balance as of 05/31/2012	$301,674	$65,686

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at May 31, 2012 includes:

Common Stock	Preferred Stock
$(127,658)	$(25,666)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

Industry Allocation*

Electronic Components-Semiconductors	3.7%
Banks-Commercial	3.3
Chemicals-Diversified	2.8
Telecom Services	2.6
Auto/Truck Parts & Equipment-Original	2.3
Real Estate Investment Trusts	2.1
Investment Management/Advisor Services	2.1
Oil-Field Services	2.0
Repurchase Agreement	2.0
Time Deposits	1.8
Distribution/Wholesale	1.8
Food-Misc./Diversified	1.8
Electronic Components-Misc.	1.6
Oil Companies-Exploration & Production	1.5
Medical Products	1.5
Beverages-Wine/Spirits	1.5
Diversified Operations	1.4
Gold Mining	1.4
Machinery-Construction & Mining	1.4
Machine Tools & Related Products	1.3
Appliances	1.3
Airlines	1.3
Transport-Services	1.3
Insurance-Property/Casualty	1.3
Food-Wholesale/Distribution	1.2
Real Estate Operations & Development	1.2
Retail-Apparel/Shoe	1.1
Machinery-General Industrial	1.1
Veterinary Products	1.1
Audio/Video Products	1.1
Transport-Marine	1.0
Gambling (Non-Hotel)	1.0
Exchange-Traded Funds	1.0
Building-Heavy Construction	1.0
Cable/Satellite TV	1.0
Finance-Investment Banker/Broker	1.0
Computer Data Security	0.9
Containers-Metal/Glass	0.9
Engineering/R&D Services	0.9
Insurance-Multi-line	0.8
Retail-Drug Store	0.8
Semiconductor Equipment	0.8
Real Estate Management/Services	0.8
Commercial Services	0.7
Miscellaneous Manufacturing	0.7
Auto-Cars/Light Trucks	0.7
Paper & Related Products	0.7
Insurance Brokers	0.7
Public Thoroughfares	0.7
Building & Construction Products-Misc.	0.7
Oil Field Machinery & Equipment	0.6
Retail-Building Products	0.6
Footwear & Related Apparel	0.6
Retail-Discount	0.6
Transport-Rail	0.6
Diversified Financial Services	0.6
Electronics-Military	0.6
Diversified Manufacturing Operations	0.6
Casino Services	0.6
Chemicals-Specialty	0.6
Travel Services	0.6
Diversified Minerals	0.5
Aerospace/Defense	0.5
Hotels/Motels	0.5
Medical Instruments	0.5
Retail-Jewelry	0.5
Advertising Services	0.5
Airport Development/Maintenance	0.5
Diagnostic Equipment	0.5
Investment Companies	0.5
Internet Content-Information/News	0.5
Capacitors	0.5
Wire & Cable Products	0.5
Television	0.5
Building Products-Doors & Windows	0.4
Commercial Services-Finance	0.4
Entertainment Software	0.4
Photo Equipment & Supplies	0.4
Food-Dairy Products	0.4
Steel-Specialty	0.4
Mining Services	0.4
Building-Maintance & Services	0.4
Human Resources	0.4
Medical-Wholesale Drug Distribution	0.4
Enterprise Software/Service	0.4
Advertising Sales	0.4
Private Equity	0.4
Printing-Commercial	0.3
Metal-Iron	0.3
Computer Services	0.3
Retail-Misc./Diversified	0.3
Cosmetics & Toiletries	0.3
Food-Confectionery	0.3
Recreational Vehicles	0.3
Medical Labs & Testing Services	0.3
Consumer Products-Misc.	0.3
Golf	0.3
Consulting Services	0.3
Machinery-Print Trade	0.3
Steel-Producers	0.3
Insurance-Life/Health	0.3
Finance-Commercial	0.3
Finance-Mortgage Loan/Banker	0.3
Coal	0.2
Machinery-Electrical	0.2
Retail-Mail Order	0.2
Industrial Automated/Robotic	0.2
Circuit Boards	0.2
Medical-Drugs	0.2
Retail-Hypermarkets	0.2
Advanced Materials	0.2
Building-Residential/Commercial	0.2
Textile-Apparel	0.2
Transport-Equipment & Leasing	0.2
Containers-Paper/Plastic	0.2
Textile-Products	0.1
Rubber/Plastic Products	0.1
Publishing-Periodicals	0.1
Internet Content-Entertainment	0.1
Building & Construction-Misc.	0.1
Water	0.1
Agricultural Chemicals	0.1
Insurance-Reinsurance	0.1
Computers-Periphery Equipment	0.1
Advertising Agencies	0.1
Retail-Home Furnishings	0.1
Web Portals/ISP	0.1
Chemicals-Plastics	0.1
Food-Baking	0.1
Funeral Services & Related Items	0.1
Telecommunication Equipment	0.1
Retail-Catalog Shopping	0.1
Retail-Pawn Shops	0.1
Food-Retail	0.1
Instruments-Controls	0.1

Brewery	0.1
Power Converter/Supply Equipment	0.1
Rental Auto/Equipment	0.1
Industrial Audio & Video Products	0.1
Hazardous Waste Disposal	0.1
Apparel Manufacturers	0.1
Diversified Operations/Commercial Services	0.1
Forestry	0.1
Medical Information Systems	0.1
Electric-Integrated	0.1
Extended Service Contracts	0.1
Home Furnishings	0.1
Petrochemicals	0.1
Agricultural Operations	0.1
Optical Supplies	0.1
Beverages-Non-alcoholic	0.1
Schools	0.1
Retail-Consumer Electronics	0.1
Electronic Measurement Instruments	0.1
Retail-Restaurants	0.1
E-Services/Consulting	0.1

98.3%

*	Calculated as a percentage of net assets

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.9%
Advertising Agencies - 1.5%

Omnicom Group, Inc.	45,710	$2,179,453

Aerospace/Defense - 0.3%

General Dynamics Corp.	3,500	224,035
Rockwell Collins, Inc.	4,000	201,480

		425,515

Aerospace/Defense-Equipment - 0.1%

United Technologies Corp.	2,500	185,275

Agricultural Chemicals - 0.3%

Mosaic Co.	7,700	367,136

Applications Software - 0.4%

Microsoft Corp.	19,000	554,610

Auto-Cars/Light Trucks - 0.3%

General Motors Co.†	18,336	407,059

Auto/Truck Parts & Equipment-Original - 1.0%

Johnson Controls, Inc.	48,900	1,473,846

Banks-Fiduciary - 0.3%

State Street Corp.	10,000	412,100

Banks-Super Regional - 9.0%

Capital One Financial Corp.	28,720	1,475,346
Comerica, Inc.	33,860	1,030,021
Fifth Third Bancorp	103,970	1,388,000
PNC Financial Services Group, Inc.	29,260	1,797,149
SunTrust Banks, Inc.	22,020	504,698
US Bancorp	71,900	2,236,809
Wells Fargo & Co.	132,430	4,244,382

		12,676,405

Batteries/Battery Systems - 1.0%

Energizer Holdings, Inc.†	19,440	1,417,370

Beverages-Non-alcoholic - 2.6%

Coca-Cola Enterprises, Inc.	26,780	732,701
Dr Pepper Snapple Group, Inc.	10,000	412,600
PepsiCo, Inc.	36,560	2,480,596

		3,625,897

Brewery - 0.3%

Molson Coors Brewing Co., Class B	9,500	365,275

Building & Construction Products-Misc. - 0.5%

Owens Corning†	21,700	669,662

Building-Residential/Commercial - 1.1%

PulteGroup, Inc.†	61,430	574,985
Toll Brothers, Inc.†	36,200	987,536

		1,562,521

Cable/Satellite TV - 0.2%

Comcast Corp., Class A	12,000	346,920

Cellular Telecom - 0.6%

Vodafone Group PLC ADR	34,000	910,860

Chemicals-Diversified - 1.7%

Celanese Corp., Series A	20,400	812,124
Dow Chemical Co.	51,660	1,604,560

		2,416,684

Chemicals-Specialty - 0.3%

Eastman Chemical Co.	9,250	430,680

Commercial Services-Finance - 1.1%

Moody’s Corp.	32,020	1,171,612
Western Union Co.	23,000	377,200

		1,548,812

Computer Services - 0.4%

Accenture PLC, Class A	2,300	131,330
International Business Machines Corp.	1,900	366,510

		497,840

Computers-Memory Devices - 0.5%

NetApp, Inc.†	9,000	267,840
SanDisk Corp.†	12,650	413,655

		681,495

Cosmetics & Toiletries - 0.8%

Avon Products, Inc.	34,520	571,306
Procter & Gamble Co.	8,700	541,923

		1,113,229

Cruise Lines - 1.2%

Carnival Corp.	51,850	1,663,866

Diversified Banking Institutions - 3.8%

Citigroup, Inc.	44,877	1,189,689
Goldman Sachs Group, Inc.	12,930	1,237,401
JPMorgan Chase & Co.	89,660	2,972,229

		5,399,319

Diversified Manufacturing Operations - 4.1%

Cooper Industries PLC	12,620	889,710
Eaton Corp.	19,880	848,081
General Electric Co.	214,210	4,089,269

		5,827,060

Diversified Minerals - 0.2%

Teck Resources, Ltd., Class B	8,000	238,480

Electric-Integrated - 0.5%

Entergy Corp.	3,900	251,667
Exelon Corp.	4,500	166,410
PPL Corp.	12,000	328,440

		746,517

Electronic Components-Semiconductors - 1.0%

Altera Corp.	8,000	267,280
Intel Corp.	17,000	439,280
Texas Instruments, Inc.	22,810	649,629

		1,356,189

Electronic Security Devices - 0.4%

Tyco International, Ltd.	11,400	606,024

Engineering/R&D Services - 0.5%

Jacobs Engineering Group, Inc.†	7,700	273,504
KBR, Inc.	9,400	239,418
URS Corp.	4,000	144,680

		657,602

Enterprise Software/Service - 1.1%

Oracle Corp.	58,400	1,545,848

Entertainment Software - 0.6%

Electronic Arts, Inc.†	59,900	815,838

Finance-Credit Card - 0.3%

Discover Financial Services	12,000	397,320

Finance-Investment Banker/Broker - 0.5%

TD Ameritrade Holding Corp.	41,460	711,454

Finance-Other Services - 0.4%

CME Group, Inc.	800	206,056
NASDAQ OMX Group, Inc.	17,300	378,524

		584,580

Food-Misc./Diversified - 1.8%

ConAgra Foods, Inc.	38,160	959,724
General Mills, Inc.	3,800	145,464
Kraft Foods, Inc., Class A	26,180	1,001,909
Unilever PLC ADR	15,500	489,490

		2,596,587

Food-Retail - 0.2%

Kroger Co.	12,000	264,120

Gambling (Non-Hotel) - 0.3%

International Game Technology	32,620	466,466

Gold Mining - 0.3%

Goldcorp, Inc.	12,500	452,875

Home Decoration Products - 0.9%

Newell Rubbermaid, Inc.	72,830	1,340,072

Instruments-Controls - 0.9%

Honeywell International, Inc.	21,790	1,212,831

Instruments-Scientific - 0.6%

Thermo Fisher Scientific, Inc.	16,730	844,530

Insurance Brokers - 1.7%

Aon PLC	20,494	952,971
Marsh & McLennan Cos., Inc.	45,600	1,458,288

		2,411,259

Insurance-Life/Health - 0.6%

Prudential Financial, Inc.	16,730	777,108

Insurance-Multi-line - 1.1%

Allstate Corp.	12,000	407,280
MetLife, Inc.	37,000	1,080,770

		1,488,050

Insurance-Property/Casualty - 1.7%

Chubb Corp.	19,500	1,405,365
Travelers Cos., Inc.	15,500	968,595

		2,373,960

Insurance-Reinsurance - 1.2%

Berkshire Hathaway, Inc., Class B†	11,000	872,960
Everest Re Group, Ltd.	4,000	408,480
PartnerRe, Ltd.	5,000	354,350

		1,635,790

Internet Security - 0.3%

Symantec Corp.†	25,000	371,000

Investment Management/Advisor Services - 1.5%

Ameriprise Financial, Inc.	24,130	1,156,309
Franklin Resources, Inc.	7,230	772,092
Invesco, Ltd.	11,500	250,125

		2,178,526

Machinery-Farming - 0.2%

Deere & Co.	3,400	251,158

Medical Instruments - 0.1%

Medtronic, Inc.	5,000	184,200

Medical Labs & Testing Services - 0.2%

Laboratory Corp. of America Holdings†	3,400	283,152

Medical Products - 1.2%

Baxter International, Inc.	18,570	940,013
Becton, Dickinson and Co.	4,000	292,520
Covidien PLC	5,000	258,900
Zimmer Holdings, Inc.	4,000	242,600

		1,734,033

Medical-Biomedical/Gene - 0.5%

Amgen, Inc.	5,000	347,600
Gilead Sciences, Inc.†	3,900	194,805
Life Technologies Corp.†	5,000	204,550

		746,955

Medical-Drugs - 8.2%

Abbott Laboratories	11,300	698,227
Eli Lilly & Co.	11,070	453,316
Johnson & Johnson	27,564	1,720,821
Merck & Co., Inc.	77,200	2,901,176
Novartis AG ADR	14,000	728,420
Pfizer, Inc.	230,960	5,051,095

		11,553,055

Medical-Generic Drugs - 0.5%

Mylan, Inc.†	22,510	487,792
Teva Pharmaceutical Industries, Ltd. ADR	7,000	274,330

		762,122

Medical-HMO - 2.2%

Cigna Corp.	23,070	1,013,004
Humana, Inc.	9,410	718,830
UnitedHealth Group, Inc.	18,290	1,020,033
WellPoint, Inc.	4,400	296,516

		3,048,383

Medical-Wholesale Drug Distribution - 0.9%

McKesson Corp.	13,940	1,216,683

Metal-Aluminum - 0.1%

Alcoa, Inc.	24,000	205,200

Metal-Copper - 0.2%

Freeport-McMoRan Copper & Gold, Inc.	8,800	281,952

Multimedia - 5.0%

News Corp., Class A	114,080	2,190,336
Time Warner, Inc.	24,330	838,655
Viacom, Inc., Class B	26,400	1,260,072
Walt Disney Co.	59,330	2,711,974

		7,001,037

Networking Products - 1.7%

Cisco Systems, Inc.	148,530	2,425,495

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	9,600	253,056

Office Automation & Equipment - 0.3%

Pitney Bowes, Inc.	28,040	382,466

Oil & Gas Drilling - 0.1%

Ensco PLC, Class A	3,500	157,185

Oil Companies-Exploration & Production - 6.1%

Anadarko Petroleum Corp.	11,533	703,513

Devon Energy Corp.	6,600	392,832
Encana Corp.	11,000	218,790
EOG Resources, Inc.	19,554	1,941,712
EQT Corp.	6,000	278,280
Noble Energy, Inc.	4,700	396,962
Occidental Petroleum Corp.	48,810	3,869,169
Plains Exploration & Production Co.†	3,500	125,265
QEP Resources, Inc.	11,000	289,520
Southwestern Energy Co.†	9,500	266,285
Talisman Energy, Inc.	15,300	160,650

		8,642,978

Oil Companies-Integrated - 0.9%

Chevron Corp.	3,000	294,930
Exxon Mobil Corp.	3,000	235,890
Hess Corp.	10,000	437,000
Royal Dutch Shell PLC ADR, Class A	4,500	279,810

		1,247,630

Oil Field Machinery & Equipment - 1.3%

Cameron International Corp.†	41,009	1,873,701

Oil Refining & Marketing - 0.6%

Valero Energy Corp.	39,510	833,661

Oil-Field Services - 0.9%

Schlumberger, Ltd.	20,080	1,270,060

Paper & Related Products - 0.6%

International Paper Co.	30,110	879,212

Pipelines - 0.1%

Enterprise Products Partners LP	3,600	175,536

Power Converter/Supply Equipment - 0.4%

Hubbell, Inc., Class B	6,560	517,715

Publishing-Books - 0.2%

Reed Elsevier NV ADR	14,000	291,620

Real Estate Investment Trusts - 0.3%

Weyerhaeuser Co.	21,000	418,110

Retail-Apparel/Shoe - 1.0%

American Eagle Outfitters, Inc.	34,520	666,581
PVH Corp.	8,930	723,330

		1,389,911

Retail-Building Products - 0.4%

Home Depot, Inc.	10,090	497,841

Retail-Discount - 0.6%

Target Corp.	6,500	376,415
Wal-Mart Stores, Inc.	7,500	493,650

		870,065

Retail-Drug Store - 1.5%

CVS Caremark Corp.	38,440	1,727,494
Walgreen Co.	14,000	427,280

		2,154,774

Retail-Office Supplies - 0.2%

Staples, Inc.	20,000	262,800

Retail-Regional Department Stores - 0.9%

Kohl’s Corp.	7,500	343,650
Macy’s, Inc.	25,710	978,265

		1,321,915

Semiconductor Components-Integrated Circuits - 2.2%

Analog Devices, Inc.	8,000	290,960
QUALCOMM, Inc.	47,890	2,744,576

		3,035,536

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	38,000	392,540

Telecom Equipment-Fiber Optics - 0.4%

Corning, Inc.	39,090	507,779

Telephone-Integrated - 1.5%

AT&T, Inc.	34,200	1,168,614
CenturyLink, Inc.	11,500	451,030
Verizon Communications, Inc.	11,800	491,352

		2,110,996

Television - 0.4%

CBS Corp., Class B	16,055	512,476

Tools-Hand Held - 0.5%

Stanley Black & Decker, Inc.	10,040	665,150

Transport-Rail - 0.2%

Norfolk Southern Corp.	4,000	262,080

Transport-Services - 0.8%

FedEx Corp.	12,640	1,126,730

Total Common Stock (cost $131,415,275)		134,978,863

EXCHANGE-TRADED FUNDS - 0.5%

iShares Russell 1000 Value Index Fund (cost $769,560)	11,210	732,686

Total Long-Term Investment Securities (cost $132,184,835)		135,711,549

SHORT-TERM INVESTMENT SECURITIES - 1.9%
Commercial Paper - 1.5%

Nieuw Amsterdam Receivables 0.15% due 06/01/12	$2,100,000	2,100,000

Time Deposits - 0.4%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/12	594,000	594,000

Total Short-Term Investment Securities (cost $2,694,000)		2,694,000

TOTAL INVESTMENTS (cost $134,878,835) (1)	98.3%	138,405,549
Other assets less liabilities	1.7	2,460,934

NET ASSETS	100.0%	$140,866,483

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$12,676,405	$—	$—	$12,676,405
Medical-Drugs	11,553,055	—	—	11,553,055
Multimedia	7,001,037	—	—	7,001,037
Oil Companies - Exploration & Production	8,642,978	—	—	8,642,978
Other Industries*	95,105,388	—	—	95,105,388
Exchange-Traded Funds	732,686	—	—	732,686
Short-Term Investment Securities:
Commercial Paper	—	2,100,000	—	2,100,000
Time Deposits	—	594,000	—	594,000

Total	$135,711,549	$2,694,000	$—	$138,405,549

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.0%
Agricultural Chemicals - 1.6%

CF Industries Holdings, Inc.	12,690	$2,169,482

Airlines - 0.7%

United Continental Holdings, Inc.†	37,775	950,797

Apparel Manufacturers - 1.3%

Michael Kors Holdings, Ltd.†	21,560	849,033
Under Armour, Inc., Class A†	9,050	911,607

		1,760,640

Applications Software - 3.8%

Check Point Software Technologies, Ltd.†	15,726	805,800
Citrix Systems, Inc.†	21,940	1,603,375
Intuit, Inc.	22,720	1,277,546
Red Hat, Inc.†	14,980	769,672
Salesforce.com, Inc.†	5,230	724,983

		5,181,376

Auto/Truck Parts & Equipment-Original - 0.8%

BorgWarner, Inc.†	14,760	1,059,030

Banks-Commercial - 0.6%

Signature Bank†	14,130	867,723

Beverages-Non-alcoholic - 1.4%

Coca-Cola Enterprises, Inc.	24,079	658,801
Monster Beverage Corp.†	16,650	1,208,790

		1,867,591

Beverages-Wine/Spirits - 0.5%

Beam, Inc.	12,130	734,593

Broadcast Services/Program - 1.1%

Discovery Communications, Inc., Class A†	28,690	1,437,369

Building-Residential/Commercial - 0.6%

Toll Brothers, Inc.†	31,400	856,592

Cable/Satellite TV - 0.6%

DISH Network Corp., Class A	27,020	757,641

Casino Hotels - 0.5%

Wynn Resorts, Ltd.	6,240	642,970

Chemicals-Diversified - 0.5%

Celanese Corp., Series A	17,190	684,334

Chemicals-Specialty - 0.6%

Albemarle Corp.	12,390	752,073

Coal - 0.7%

Peabody Energy Corp.	43,660	1,019,898

Coatings/Paint - 0.6%

Sherwin-Williams Co.	6,580	853,031

Commercial Services - 0.7%

HMS Holdings Corp.†	34,570	926,130

Commercial Services-Finance - 2.3%

Alliance Data Systems Corp.†	13,750	1,732,500
Moody’s Corp.	37,830	1,384,200

		3,116,700

Computer Aided Design - 0.5%

Autodesk, Inc.†	20,590	659,292

Computer Data Security - 0.9%

Fortinet, Inc.†	60,480	1,285,200

Computer Services - 1.3%

Cognizant Technology Solutions Corp., Class A†	14,000	815,500
IHS, Inc., Class A†	9,583	948,621

		1,764,121

Computer Software - 0.5%

Akamai Technologies, Inc.†	24,500	718,830

Computers-Integrated Systems - 1.5%

Teradata Corp.†	30,350	2,017,668

Computers-Memory Devices - 0.6%

NetApp, Inc.†	28,130	837,149

Consulting Services - 1.1%

Verisk Analytics, Inc., Class A†	30,090	1,441,311

Containers-Paper/Plastic - 0.6%

Rock-Tenn Co., Class A	16,770	865,164

Cosmetics & Toiletries - 0.6%

Estee Lauder Cos., Inc., Class A	15,680	849,072

Disposable Medical Products - 0.6%

C.R. Bard, Inc.	7,795	757,596

Distribution/Wholesale - 0.8%

WW Grainger, Inc.	5,383	1,042,418

E-Commerce/Services - 1.3%

TripAdvisor, Inc.†	41,510	1,779,949

Electric Products-Misc. - 1.1%

AMETEK, Inc.	30,915	1,567,700

Electric-Transmission - 0.8%

ITC Holdings Corp.	14,970	1,032,181

Electronic Components-Misc. - 0.6%

Gentex Corp.	37,130	827,999

Electronic Components-Semiconductors - 1.3%

Avago Technologies, Ltd.	32,340	1,070,454
ON Semiconductor Corp.†	97,980	660,385

		1,730,839

Electronic Measurement Instruments - 1.5%

Agilent Technologies, Inc.	26,770	1,088,468
Trimble Navigation, Ltd.†	20,540	968,769

		2,057,237

Engineering/R&D Services - 0.5%

KBR, Inc.	29,400	748,818

Engines-Internal Combustion - 0.8%

Cummins, Inc.	10,580	1,025,731

Enterprise Software/Service - 0.5%

Informatica Corp.†	16,370	678,209

Entertainment Software - 0.7%

Electronic Arts, Inc.†	67,530	919,759

Finance-Other Services - 0.5%

Intercontinental Exchange, Inc.†	5,600	685,720

Food-Misc./Diversified - 0.6%

H.J. Heinz Co.	16,090	854,057

Food-Retail - 1.0%

Whole Foods Market, Inc.	15,210	1,347,758

Gold Mining - 0.5%

Royal Gold, Inc.	10,417	704,606

Hazardous Waste Disposal - 1.0%

Stericycle, Inc.†	16,061	1,401,483

Hotel/Motels - 0.5%

Starwood Hotels & Resorts Worldwide, Inc.	12,540	662,739

Industrial Automated/Robotic - 0.9%

Rockwell Automation, Inc.	16,614	1,204,681

Internet Content-Information/News - 0.6%

LinkedIn Corp., Class A†	7,970	765,917

Internet Infrastructure Software - 1.4%

F5 Networks, Inc.†	9,690	1,002,721
TIBCO Software, Inc.†	31,570	844,498

		1,847,219

Investment Management/Advisor Services - 1.1%

Affiliated Managers Group, Inc.†	14,967	1,542,649

Machinery-Construction & Mining - 0.8%

Joy Global, Inc.	18,958	1,058,994

Machinery-Electrical - 0.5%

Regal-Beloit Corp.	11,320	682,483

Medical Information Systems - 0.6%

Cerner Corp.†	10,530	820,919

Medical Instruments - 2.2%

Edwards Lifesciences Corp.†	24,510	2,092,419
Intuitive Surgical, Inc.†	1,830	957,273

		3,049,692

Medical Products - 1.0%

Varian Medical Systems, Inc.†	22,570	1,323,956

Medical-Biomedical/Gene - 3.1%

Alexion Pharmaceuticals, Inc.†	20,200	1,829,514
Illumina, Inc.†	15,260	657,096
Regeneron Pharmaceuticals, Inc.†	5,890	798,978
Vertex Pharmaceuticals, Inc.†	16,560	994,262

		4,279,850

Medical-Drugs - 0.9%

Endo Pharmaceuticals Holdings, Inc.†	39,380	1,280,638

Medical-Generic Drugs - 1.5%

Watson Pharmaceuticals, Inc.†	28,010	1,996,833

Metal-Iron - 0.7%

Cliffs Natural Resources, Inc.	19,360	925,021

Oil & Gas Drilling - 0.6%
Ensco PLC, Class A	16,940	760,775

Oil Companies-Exploration & Production - 3.3%

Cabot Oil & Gas Corp.	33,280	1,082,931
Concho Resources, Inc.†	19,290	1,692,505
Continental Resources, Inc.†	14,060	1,024,412
Denbury Resources, Inc.†	42,060	635,947

		4,435,795

Oil Field Machinery & Equipment - 1.0%

Cameron International Corp.†	29,241	1,336,021

Oil Refining & Marketing - 0.5%

HollyFrontier Corp.	23,930	705,456

Oil-Field Services - 1.5%

Oceaneering International, Inc.	14,250	658,635
Oil States International, Inc.†	9,710	646,395
Superior Energy Services, Inc.†	31,778	687,679

		1,992,709

Paper & Related Products - 0.6%

International Paper Co.	28,250	824,900

Pharmacy Services - 1.0%

Express Scripts Holding Co.†	13,000	678,470
SXC Health Solutions Corp.†	7,550	677,310

		1,355,780

Radio - 0.5%

Sirius XM Radio, Inc.†	350,640	662,710

Real Estate Investment Trusts - 3.3%

Digital Realty Trust, Inc.	17,790	1,258,998
Home Properties, Inc.	12,770	765,434
Plum Creek Timber Co., Inc.	30,840	1,125,660
Rayonier, Inc.	31,590	1,357,422

		4,507,514

Real Estate Management/Services - 0.5%

CBRE Group, Inc., Class A†	37,865	622,879

Recreational Vehicles - 0.8%

Polaris Industries, Inc.	14,776	1,122,533

Rental Auto/Equipment - 0.5%

United Rentals, Inc.†	21,030	726,587

Retail-Apparel/Shoe - 2.8%

Limited Brands, Inc.	26,200	1,162,232
Lululemon Athletica, Inc.†	21,870	1,588,636
Ross Stores, Inc.	16,360	1,034,443

		3,785,311

Retail-Auto Parts - 1.7%

AutoZone, Inc.†	2,140	813,757
O’Reilly Automotive, Inc.†	15,870	1,520,187

		2,333,944

Retail-Bedding - 1.1%

Bed Bath & Beyond, Inc.†	21,450	1,549,762

Retail-Discount - 2.1%

Dollar Tree, Inc.†	20,460	2,111,063
Family Dollar Stores, Inc.	11,790	798,772

		2,909,835

Retail-Gardening Products - 0.6%

Tractor Supply Co.	8,960	818,496

Retail-Major Department Stores - 1.5%

Nordstrom, Inc.	27,130	1,285,148
TJX Cos., Inc.	17,570	746,022

		2,031,170

Retail-Perfume & Cosmetics - 0.9%

Ulta Salon Cosmetics & Fragrance, Inc.	13,640	1,219,007

Retail-Regional Department Stores - 0.5%

Macy’s, Inc.	19,360	736,648

Retail-Restaurants - 1.7%

Chipotle Mexican Grill, Inc.†	2,820	1,164,857

Panera Bread Co., Class A†	7,770	1,141,802

		2,306,659

Retail-Sporting Goods - 0.9%

Dick’s Sporting Goods, Inc.	25,650	1,192,725

Retail-Vitamins & Nutrition Supplements - 0.7%

GNC Holdings, Inc., Class A	26,340	1,014,880

Retirement/Aged Care - 0.9%

Brookdale Senior Living, Inc.†	78,010	1,286,385

Savings & Loans/Thrifts - 0.6%

BankUnited, Inc.	35,450	836,266

Semiconductor Equipment - 1.4%

KLA-Tencor Corp.	41,840	1,917,527

Television - 1.0%

CBS Corp., Class B	43,970	1,403,522

Therapeutics - 0.9%

Onyx Pharmaceuticals, Inc.†	26,060	1,193,027

Transactional Software - 0.5%

VeriFone Systems, Inc.†	18,410	664,785

Transport-Rail - 1.3%

CSX Corp.	36,930	771,468
Kansas City Southern	15,530	1,024,669

		1,796,137

Transport-Services - 1.1%

C.H. Robinson Worldwide, Inc.	15,230	887,300
Expeditors International of Washington, Inc.	17,780	680,085

		1,567,385

Transport-Truck - 0.7%

J.B. Hunt Transport Services, Inc.	15,910	908,938

Vitamins & Nutrition Products - 1.5%

Herbalife, Ltd.	23,240	1,040,920
Mead Johnson Nutrition Co.	11,960	965,650

		2,006,570

Web Hosting/Design - 1.1%

Equinix, Inc.†	4,990	813,919
Rackspace Hosting, Inc.†	15,060	745,018

		1,558,937

Wireless Equipment - 1.0%

Crown Castle International Corp.†	25,540	1,394,484

Total Long-Term Investment Securities (cost $125,002,308)		132,165,487

REPURCHASE AGREEMENT - 3.4%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 05/31/12, to be repurchased 06/01/12 in the amount of $4,581,001 and collateralized by $4,605,000 of Federal National Mtg. Assoc. Notes bearing interest at 4.11%, due 11/15/30 and having an approximate value of $4,672,864 (cost $4,581,000)	$4,581,000	4,581,000

TOTAL INVESTMENTS
(cost $129,583,308) (1)	100.4%	136,746,487
Liabilities in excess of other assets	(0.4)	(499,935)

NET ASSETS	100.0%	$136,246,552

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$132,165,487	$—	$—	$132,165,487
Repurchase Agreement	—	4,581,000	—	4,581,000

Total	$132,165,487	$4,581,000	$—	$136,746,487

See Notes to Portfolio of Investments

3

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 93.6%
Advertising Agencies - 0.2%

Omnicom Group, Inc.	34,332	$1,636,950

Aerospace/Defense - 1.3%

Esterline Technologies Corp.†	63,436	4,097,331
Teledyne Technologies, Inc.†	79,683	4,747,513

		8,844,844

Aerospace/Defense-Equipment - 0.3%

Curtiss-Wright Corp.	56,012	1,702,205

Agricultural Chemicals - 0.3%

Incitec Pivot, Ltd.	613,326	1,696,731

Agricultural Operations - 0.4%

Bunge, Ltd.	47,400	2,820,300

Airlines - 0.5%

Delta Air Lines, Inc.†	283,502	3,430,374

Apparel Manufacturers - 0.5%

Maidenform Brands, Inc.†	115,000	2,219,500
VF Corp.	7,072	997,435

		3,216,935

Auto/Truck Parts & Equipment-Original - 0.7%

Johnson Controls, Inc.	39,138	1,179,619
Lear Corp.	54,341	2,165,489
WABCO Holdings, Inc.†	18,200	942,032

		4,287,140

Banks-Commercial - 2.6%

East West Bancorp, Inc.	82,668	1,850,937
First Midwest Bancorp, Inc.	141,850	1,431,266
M&T Bank Corp.	46,146	3,752,593
Popular, Inc.†	147,997	2,259,914
Regions Financial Corp.	742,000	4,667,180
Zions Bancorporation	166,500	3,168,495

		17,130,385

Banks-Super Regional - 1.7%

Capital One Financial Corp.	45,408	2,332,609
Comerica, Inc.	154,284	4,693,319
Fifth Third Bancorp	131,603	1,756,900
Huntington Bancshares, Inc.	177,114	1,158,326
SunTrust Banks, Inc.	57,684	1,322,117

		11,263,271

Batteries/Battery Systems - 0.5%

Energizer Holdings, Inc.†	48,600	3,543,426

Beverages-Non-alcoholic - 0.9%

Coca-Cola Enterprises, Inc.	48,137	1,317,028
Dr Pepper Snapple Group, Inc.	110,864	4,574,249

		5,891,277

Building & Construction Products-Misc. - 0.9%

Louisiana-Pacific Corp.†	484,790	4,566,722
Trex Co., Inc.†	54,244	1,578,500

		6,145,222

Building & Construction-Misc. - 0.4%

Aegion Corp.†	156,643	2,470,260

Building Products-Doors & Windows - 0.2%

Griffon Corp.	190,267	1,524,039

Building Products-Wood - 0.1%

Masco Corp.	56,563	716,653

Building-Residential/Commercial - 1.7%

Lennar Corp., Class A	177,200	4,835,788
Toll Brothers, Inc.†	226,969	6,191,714

		11,027,502

Capacitors - 0.2%

Kemet Corp.†	240,000	1,380,000

Chemicals-Diversified - 2.0%

Celanese Corp., Series A	84,900	3,379,869
Chemtura Corp.†	160,000	2,417,600
FMC Corp.	138,480	7,058,326
Solutia, Inc.	6,000	164,760

		13,020,555

Chemicals-Plastics - 0.5%

PolyOne Corp.	260,511	3,446,561

Chemicals-Specialty - 4.2%

Ashland, Inc.	87,961	5,623,347
Cytec Industries, Inc.	64,559	3,903,237
Eastman Chemical Co.	115,000	5,354,400
Ferro Corp.†	264,731	1,175,405
H.B. Fuller Co.	67,000	2,036,800
Methanex Corp.	177,110	4,953,767
Minerals Technologies, Inc.	73,603	4,656,862

		27,703,818

Coal - 0.2%

Consol Energy, Inc.	49,605	1,392,908

Commercial Services - 0.8%

PHH Corp.†	304,901	5,052,210

Commercial Services-Finance - 1.3%

Alliance Data Systems Corp.†	10,151	1,279,026
Equifax, Inc.	59,133	2,671,038
Moody’s Corp.	67,844	2,482,412
SEI Investments Co.	37,329	668,562
Western Union Co.	75,406	1,236,658

		8,337,696

Computers-Integrated Systems - 0.1%

CGI Group, Inc., Class A†	34,135	792,273

Computers-Memory Devices - 0.7%

SanDisk Corp.†	72,000	2,354,400
Seagate Technology PLC	44,389	1,040,034
Western Digital Corp.†	35,350	1,109,637

		4,504,071

Consulting Services - 1.0%

Booz Allen Hamilton Holding Corp.	166,900	2,705,449
FTI Consulting, Inc.†	64,595	2,039,264
Towers Watson & Co., Class A	28,768	1,733,560

		6,478,273

Consumer Products-Misc. - 0.5%

Samsonite International SA†	1,769,100	3,213,831

Containers-Metal/Glass - 1.7%

Ball Corp.	31,772	1,269,927
Crown Holdings, Inc.†	43,474	1,482,029
Greif, Inc., Class A	33,637	1,471,282
Owens-Illinois, Inc.†	284,373	5,556,648
Rexam PLC	233,349	1,450,059

		11,229,945

Containers-Paper/Plastic - 1.9%

Graphic Packaging Holding Co.†	167,410	828,679
Packaging Corp. of America	107,700	2,889,591
Rock-Tenn Co., Class A	27,786	1,433,480
Sealed Air Corp.	297,300	4,652,745
Sonoco Products Co.	98,000	3,015,460

		12,819,955

Dialysis Centers - 0.2%

DaVita, Inc.†	17,248	1,401,400

Distribution/Wholesale - 3.4%

Arrow Electronics, Inc.	241,311	8,182,856
Ingram Micro, Inc., Class A†	193,510	3,450,283
WESCO International, Inc.†	177,592	10,564,948

		22,198,087

Diversified Manufacturing Operations - 5.4%

Barnes Group, Inc.	192,978	4,490,598
Carlisle Cos., Inc.	109,161	5,674,189
Crane Co.	44,600	1,689,894
Dover Corp.	120,181	6,797,437
Federal Signal Corp.†	352,318	1,754,544
Harsco Corp.	162,000	3,256,200
Ingersoll-Rand PLC	125,000	5,163,750
Parker Hannifin Corp.	20,381	1,665,943
Pentair, Inc.	126,656	5,162,498

		35,655,053

Diversified Operations/Commercial Services - 0.2%

Chemed Corp.	24,690	1,371,529

E-Commerce/Services - 0.2%

Expedia, Inc.	25,670	1,177,996

Electric Products-Misc. - 0.3%

AMETEK, Inc.	39,300	1,992,903

Electric-Generation - 0.1%

AES Corp.†	80,035	967,623

Electric-Integrated - 4.5%
Alliant Energy Corp.	100,176	4,376,690
Ameren Corp.	40,604	1,311,915
American Electric Power Co., Inc.	31,604	1,217,070
Edison International	44,141	1,984,579
Great Plains Energy, Inc.	45,120	898,790
Northeast Utilities	144,187	5,192,174
NV Energy, Inc.	497,046	8,598,896
PG&E Corp.	24,653	1,077,336
Westar Energy, Inc.	35,840	1,025,741
Wisconsin Energy Corp.	111,654	4,224,987

		29,908,178

Electronic Components-Misc. - 1.8%

Flextronics International, Ltd.†	1,059,381	6,801,226
Gentex Corp.	46,055	1,027,027
Plexus Corp.†	95,907	2,685,396
TE Connectivity, Ltd.	44,870	1,409,815

		11,923,464

Electronic Components-Semiconductors - 1.9%

Avago Technologies, Ltd.	149,419	4,945,769
Diodes, Inc.†	40,000	782,800
Fairchild Semiconductor International, Inc.†	185,200	2,446,492
Microsemi Corp.†	240,600	4,248,996

		12,424,057

Electronic Parts Distribution - 0.2%

Avnet, Inc.†	38,357	1,169,505

Electronic Security Devices - 0.8%

Tyco International, Ltd.	97,200	5,167,152

Engineering/R&D Services - 0.5%

URS Corp.	97,288	3,518,907

Entertainment Software - 0.2%

Electronic Arts, Inc.†	85,924	1,170,285

Finance-Consumer Loans - 0.2%

SLM Corp.	97,858	1,367,076

Finance-Credit Card - 0.4%

Discover Financial Services	79,881	2,644,860

Finance-Investment Banker/Broker - 0.9%

E*TRADE Financial Corp.†	134,600	1,142,754
Raymond James Financial, Inc.	73,178	2,501,224
TD Ameritrade Holding Corp.	118,018	2,025,189

		5,669,167

Finance-Other Services - 0.3%

NYSE Euronext	76,800	1,867,008
Solar Cayman, Ltd.†*(1)(2)(3)	120,200	12,020

		1,879,028

Food-Meat Products - 0.5%

Maple Leaf Foods, Inc.	274,513	3,083,072

Food-Misc./Diversified - 0.8%

Ingredion, Inc.	64,800	3,310,632
Kellogg Co.	34,802	1,697,642

		5,008,274

Footwear & Related Apparel - 0.2%

Deckers Outdoor Corp.†	21,000	1,169,070

Forestry - 0.0%

Sino-Forest Corp.†*(1)(2)	72,700	0
Sino-Forest Corp.†(1)(2)	80,835	0

		0

Gas-Distribution - 0.7%

UGI Corp.	154,411	4,428,507

Gold Mining - 0.1%

AuRico Gold, Inc.†	59,148	438,878

Human Resources - 1.1%

Manpower, Inc.	30,358	1,091,370
Robert Half International, Inc.	93,804	2,665,910
TrueBlue, Inc.†	236,600	3,537,170

		7,294,450

Identification Systems - 0.8%

Brady Corp., Class A	97,397	2,672,574
Checkpoint Systems, Inc.†	364,009	2,842,910

		5,515,484

Industrial Gases - 0.3%

Yingde Gases Group Co., Ltd.†	2,334,500	2,174,622

Instruments-Controls - 0.7%

Honeywell International, Inc.	84,900	4,725,534

Instruments-Scientific - 0.4%

Thermo Fisher Scientific, Inc.	51,100	2,579,528

Insurance Brokers - 0.5%

Marsh & McLennan Cos., Inc.	62,411	1,995,904
Willis Group Holdings PLC	44,954	1,585,527

		3,581,431

Insurance-Life/Health - 1.7%

Principal Financial Group, Inc.	142,877	3,509,059
Symetra Financial Corp.	88,937	1,004,988
Torchmark Corp.	40,529	1,891,083
Unum Group	229,533	4,579,184

		10,984,314

Insurance-Multi-line - 0.5%

Loews Corp.	25,931	1,008,457
XL Group PLC	108,000	2,205,360

		3,213,817

Insurance-Property/Casualty - 1.1%

Alleghany Corp.†	15,593	5,130,097
Arch Capital Group, Ltd.†	24,041	919,088
Hanover Insurance Group, Inc.	30,826	1,202,522

		7,251,707

Insurance-Reinsurance - 2.5%

Everest Re Group, Ltd.	59,399	6,065,826
Platinum Underwriters Holdings, Ltd.	85,221	3,093,522
Reinsurance Group of America, Inc.	147,917	7,420,996

		16,580,344

Investment Companies - 0.2%

Solar Capital, Ltd.	73,566	1,601,532

Investment Management/Advisor Services - 0.6%

Federated Investors, Inc., Class B	41,470	833,132
Invesco, Ltd.	140,502	3,055,919

		3,889,051

Leisure Products - 0.2%

Brunswick Corp.	53,885	1,180,081

Lighting Products & Systems - 0.6%

Acuity Brands, Inc.	68,600	3,738,700

Machine Tools & Related Products - 0.9%

Kennametal, Inc.	163,114	5,669,843

Machinery-Farming - 0.5%

AGCO Corp.†	87,400	3,514,354

Machinery-General Industrial - 0.6%

Albany International Corp., Class A	110,839	2,021,703
IDEX Corp.	51,200	2,034,176

		4,055,879

Machinery-Pumps - 0.3%

Flowserve Corp.	18,345	1,885,499

Medical Instruments - 0.3%

Boston Scientific Corp.†	348,600	2,000,964

Medical Labs & Testing Services - 0.3%

ICON PLC ADR†	41,655	894,333
Quest Diagnostics, Inc.	14,160	805,704

		1,700,037

Medical Products - 0.7%

CareFusion Corp.†	95,434	2,313,320
Teleflex, Inc.	35,500	2,108,700

		4,422,020

Medical-Drugs - 1.0%

Almirall SA	470,628	3,282,095
UCB SA	76,683	3,595,046

		6,877,141

Medical-Generic Drugs - 0.6%

Impax Laboratories, Inc.†	202,197	4,191,544

Medical-HMO - 0.9%

Cigna Corp.	110,638	4,858,115
Humana, Inc.	15,641	1,194,816

		6,052,931

Medical-Hospitals - 0.2%

Vanguard Health Systems, Inc.†	142,900	1,100,330

Medical-Outpatient/Home Medical - 0.1%

Lincare Holdings, Inc.	38,826	890,280

Medical-Wholesale Drug Distribution - 1.1%

AmerisourceBergen Corp.	125,310	4,635,217
McKesson Corp.	27,679	2,415,823

		7,051,040

Metal Processors & Fabrication - 0.5%

Timken Co.	62,000	2,957,400

Office Automation & Equipment - 0.2%

Xerox Corp.	165,705	1,196,390

Office Supplies & Forms - 1.0%

ACCO Brands Corp.†	290,000	2,644,800
Avery Dennison Corp.	141,000	4,104,510

		6,749,310

Oil & Gas Drilling - 0.4%

Ocean Rig UDW, Inc.†	192,400	2,876,380

Oil Companies-Exploration & Production - 2.6%

Cobalt International Energy, Inc.†	232,765	5,272,127
EQT Corp.	32,714	1,517,275
Japan Petroleum Exploration Co.	43,700	1,692,566
Lone Pine Resources, Inc.†	283,300	895,228
Newfield Exploration Co.†	65,627	1,966,185
Noble Energy, Inc.	24,463	2,066,145
Rosetta Resources, Inc.†	42,642	1,649,819
SM Energy Co.	32,406	1,752,841

		16,812,186

Pharmacy Services - 0.3%

Omnicare, Inc.	59,703	1,881,839

Power Converter/Supply Equipment - 1.4%

Hubbell, Inc., Class B	112,831	8,904,623

Publishing-Books - 0.3%

McGraw-Hill Cos., Inc.	43,175	1,872,931

Real Estate Investment Trusts - 2.9%

American Assets Trust, Inc.	111,358	2,515,577
Duke Realty Corp.	47,367	655,559
Equity Residential	20,956	1,280,412
Hatteras Financial Corp.	120,700	3,445,985
Kimco Realty Corp.	141,494	2,539,817
Regency Centers Corp.	22,026	964,959
Taubman Centers, Inc.	12,795	934,035
Ventas, Inc.	14,124	830,774
Vornado Realty Trust	14,493	1,187,267
Weyerhaeuser Co.	231,700	4,613,147

		18,967,532

Real Estate Operations & Development - 1.4%

BR Properties SA	487,800	5,538,647
Forest City Enterprises, Inc., Class A†	166,355	2,227,493
Iguatemi Empresa de Shopping Centers SA	76,900	1,476,346

		9,242,486

Research & Development - 0.1%

PAREXEL International Corp.†	32,337	865,338

Retail-Apparel/Shoe - 1.2%

ANN, Inc.†	51,538	1,385,857
Collective Brands, Inc.†	91,000	1,935,570
Guess?, Inc.	32,873	875,737
Ross Stores, Inc.	54,266	3,431,239

		7,628,403

Retail-Automobile - 0.1%

Rush Enterprises, Inc., Class A†	20,130	333,554

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	12,257	885,568

Retail-Discount - 0.5%

Family Dollar Stores, Inc.	53,300	3,611,075

Retail-Mail Order - 0.2%

Williams-Sonoma, Inc.	35,282	1,231,695

Retail-Major Department Stores - 0.2%

Nordstrom, Inc.	24,070	1,140,196

Retail-Office Supplies - 0.3%

Staples, Inc.	148,086	1,945,850

Retail-Regional Department Stores - 0.5%

Kohl’s Corp.	28,691	1,314,621
Macy’s, Inc.	54,576	2,076,617

		3,391,238

Retirement/Aged Care - 0.5%

Brookdale Senior Living, Inc.†	195,873	3,229,946

Savings & Loans/Thrifts - 0.7%

BankUnited, Inc.	86,198	2,033,411
Beneficial Mutual Bancorp, Inc.†	189,129	1,635,966
EverBank Financial Corp.†	108,432	1,205,764

		4,875,141

Schools - 0.1%

DeVry, Inc.	31,514	861,278

Semiconductor Components-Integrated Circuits - 0.4%

Analog Devices, Inc.	26,557	965,878
Linear Technology Corp.	54,500	1,581,590

		2,547,468

Semiconductor Equipment - 1.6%

Brooks Automation, Inc.	215,000	2,014,550
FormFactor, Inc.†	75,000	449,250
LTX-Credence Corp.†	298,234	2,117,461
Teradyne, Inc.†	396,100	5,723,645

		10,304,906

Steel-Specialty - 0.2%

Universal Stainless & Alloy†	31,200	1,255,488

Telecom Services - 0.5%

Amdocs, Ltd.†	52,383	1,506,011
Virgin Media, Inc.	81,328	1,791,656

		3,297,667

Telecommunication Equipment - 1.2%

Harris Corp.	192,129	7,642,892

Television - 0.5%

CBS Corp., Class B	106,314	3,393,543

Tobacco - 0.1%

Lorillard, Inc.	6,775	837,390

Tools-Hand Held - 0.9%

Stanley Black & Decker, Inc.	90,566	5,999,997

Toys - 0.7%

Mattel, Inc.	149,828	4,664,146

Transport-Marine - 0.5%

Tidewater, Inc.	69,275	3,122,917

Transport-Truck - 0.5%

Swift Transportation Co.†	322,817	3,425,088

X-Ray Equipment - 0.2%

Hologic, Inc.†	91,018	1,525,462

Total Common Stock (cost $607,467,900)		615,653,461

RIGHTS - 0.0%
Medical-Drugs - 0.0%

Almirall SA Expires 06/08/12 (strike price EUR.172)† (cost $103,803)	469,836	90,629

Total Long-Term Investment Securities (cost $607,571,703)		615,744,090

SHORT-TERM INVESTMENT SECURITIES - 1.4%
Registered Investment Companies - 0.5%

SSGA Money Market Fund	$3,285,170	3,285,170

Time Deposits - 0.9%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/12	5,832,000	5,832,000

Total Short-Term Investment Securities (cost $9,117,170)		9,117,170

REPURCHASE AGREEMENT - 5.4%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 05/31/12, to be repurchased 06/01/12 in the amount of $35,348,010 and collateralized by $24,935,000 of United States Treasury Bonds, bearing interest at 5.25% due 02/15/29 and having an approximate value of $36,057,755 (cost $35,348,000)	35,348,000	35,348,000

TOTAL INVESTMENTS (cost $652,036,873) (4)	100.4%	660,209,260
Liabilities in excess of other assets	(0.4)	(2,412,557)

NET ASSETS	100.0%	$657,796,703

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2012, the aggregate value of these securities was $12,020 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At May 31, 2012, the aggregate value of these securities was $12,020 representing 0.0% of net assets.
(3)	Consists of more than one type of securities traded together as a unit.
(4)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Manufacturing Operations	$35,655,053	$—	$—	$35,655,053
Other Industries*	579,986,388	—	12,020	579,998,408
Rights	—	90,629	—	90,629
Short-Term Investment Securities:
Registered Investment Companies	3,285,170	—		3,285,170
Time Deposits	—	5,832,000	—	5,832,000
Repurchase Agreement	—	35,348,000	—	35,348,000

Total	$618,926,611	$41,270,629	$12,020	$660,209,260

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 08/31/2011	$149,036
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	(137,016)
Net purchases	—
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 05/31/2012	$12,020

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at May 31, 2012 includes:

Common Stock
$(137,016)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2012 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 42.5%

VALIC Co. I Blue Chip Growth Fund	842,500	$9,798,278
VALIC Co. I Dividend Value Fund	3,307,619	30,893,159
VALIC Co. I Mid Cap Strategic Growth Fund	88,535	1,047,372
VALIC Co. I Nasdaq-100 Index Fund	1,536,344	9,264,153
VALIC Co. I Science & Technology Fund†	549,226	8,699,743
VALIC Co. I Small Cap Special Values Fund	243,166	2,186,067
VALIC Co. I Stock Index Fund	2,629,007	64,410,665
VALIC Co. II Capital Appreciation Fund	1,081,309	11,029,348
VALIC Co. II Mid Cap Growth Fund†	529,693	4,253,435
VALIC Co. II Mid Cap Value Fund	1,336,125	21,899,086
VALIC Co. II Small Cap Growth Fund	211,140	2,641,365
VALIC Co. II Small Cap Value Fund	181,238	2,180,294

Total Domestic Equity Investment Companies (cost $158,304,349)		168,302,965

Fixed Income Investment Companies - 45.8%

VALIC Co. I Capital Conservation Fund	2,240,112	22,647,533
VALIC Co. I Government Securities Fund	1,259,447	14,282,125
VALIC Co. I Inflation Protected Fund	1,365,491	16,099,140
VALIC Co. I International Government Bond Fund	240,108	3,030,165
VALIC Co. II Core Bond Fund	7,038,217	78,405,743
VALIC Co. II High Yield Bond Fund	2,772,513	20,211,616
VALIC Co. II Strategic Bond Fund	2,340,595	26,378,509

Total Fixed Income Investment Companies (cost $175,101,126)		181,054,831

International Equity Investment Companies - 9.1%

VALIC Co. I Emerging Economies Fund	3,055,869	21,696,668
VALIC Co. I Foreign Value Fund	1,226,353	8,952,376
VALIC Co. I International Equities Fund	1,039,265	5,424,963

Total International Equity Investment Companies (cost $39,303,801)		36,074,007

Real Estate Investment Companies - 2.6%

VALIC Co. I Global Real Estate Fund (cost $9,010,941)	1,388,739	10,373,882

TOTAL INVESTMENTS (cost $381,720,217) (2)	100.0%	395,805,685
Liabilities in excess of other assets	0.0	(62,671)

NET ASSETS	100.0%	$395,743,014

†	Non-income producing security
#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$168,302,965	$—	$—	$168,302,965
Fixed Income Investment Companies	181,054,831	—	—	181,054,831
International Equity Investment Companies	36,074,007	—	—	36,074,007
Real Estate Investment Companies	10,373,882	—	—	10,373,882

Total	$395,805,685	$—	$—	$395,805,685

See Notes to Portfolio of Investments

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS - May 31, 2012 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 81.4%
Certificates of Deposit - 23.0%

Citibank NA 0.25% due 06/04/12	$3,790,000	$3,790,000
Citibank NA 0.25% due 06/18/12	3,890,000	3,890,000
Deutsche Bank AG NY FRS 0.47% due 08/29/12	4,000,000	4,000,000
Nordea Bank Finland PLC NY FRS 0.87% due 09/13/12	4,700,000	4,705,555
Rabobank Nederland NV NY FRS 0.57% due 01/18/13	3,960,000	3,960,000
Royal Bank of Canada NY FRS 0.37% due 06/18/12	3,750,000	3,750,000
Royal Bank of Canada NY FRS 0.48% due 07/09/12	4,250,000	4,250,082
Royal Bank of Canada NY 0.55% due 11/07/12	350,000	350,230
State Street Bank and Trust Co. 0.20% due 08/28/12	3,000,000	3,000,000
Svenska Handelsbanken NY 0.26% due 07/02/12	3,900,000	3,900,000
Svenska Handelsbanken NY 0.26% due 08/17/12	3,910,000	3,910,000
UBS AG Stamford CT 0.41% due 06/26/12	3,910,000	3,910,543

Total Certificates of Deposit (amortized cost $43,416,410)		43,416,410

Commercial Paper - 4.1%

Barclays US Funding LLC 0.15% due 06/01/12	3,750,000	3,750,000
UBS Finance Delaware LLC 0.40% due 06/04/12	4,000,000	3,999,867

Total Commercial Paper (amortized cost $7,749,867)		7,749,867

U.S. Corporate Bonds & Notes - 9.9%

Bank of America NA 0.45% due 06/11/12	3,850,000	3,850,000
Bank of America NA 0.45% due 07/24/12	3,650,000	3,650,000
Citigroup Funding, Inc. FRS FDIC Guar. Notes 0.52% due 07/12/12	1,250,000	1,250,588
General Electric Capital Corp. FRS Senior Notes 0.60% due 11/01/12	470,000	470,476
General Electric Capital Corp. FRS Senior Notes 0.64% due 07/27/12	1,970,000	1,970,604
General Electric Capital Corp. FDIC Guar. Notes 2.00% due 09/28/12	200,000	201,176
General Electric Capital Corp. Senior Notes 3.50% due 08/13/12	250,000	251,554
JPMorgan Chase & Co. FRS Senior Notes 1.12% due 02/26/13	4,870,000	4,894,728
JPMorgan Chase & Co. Senior Notes 5.38% due 10/01/12	2,070,000	2,103,547

Total U.S. Corporate Bonds & Notes (amortized cost $18,642,673)		18,642,673

U.S. Government Agencies - 34.4%

Federal Farm Credit Bank
0.07% due 08/24/12	1,600,000	1,599,739
0.19% due 01/28/13	1,900,000	1,897,583
Federal Farm Credit Bank FRS
0.19% due 09/24/12	900,000	900,085
0.21% due 08/06/13	3,750,000	3,749,563
0.22% due 10/19/12	5,000,000	4,999,809
0.22% due 02/11/13	6,000,000	6,000,000
0.23% due 08/17/12	1,000,000	999,979
0.24% due 03/06/13	2,310,000	2,310,441
0.25% due 11/13/12	2,000,000	2,000,462
Federal Home Loan Bank
0.11% due 08/01/12	1,400,000	1,399,739
0.12% due 06/25/12	1,650,000	1,649,868
0.13% due 07/27/12	750,000	749,848
0.18% due 02/15/13	2,300,000	2,299,463
0.21% due 04/08/13	1,980,000	1,976,408
Federal Home Loan Bank FRS
0.18% due 11/01/12	1,480,000	1,480,326
0.22% due 07/13/12	3,600,000	3,599,979
0.22% due 04/09/13	2,950,000	2,950,000
Federal Home Loan Mtg. Corp.
0.07% due 06/04/12	1,800,000	1,799,989
0.12% due 06/20/12	2,310,000	2,309,854
0.13% due 07/16/12	2,310,000	2,309,625
1.13% due 07/27/12	4,000,000	4,006,127
Federal Home Loan Mtg. Corp. FRS
0.18% due 05/16/13	700,000	700,000
0.19% due 02/04/13	1,350,000	1,350,556
0.30% due 10/12/12	715,000	715,104
Federal National Mtg. Assoc. 0.07% due 06/18/12	3,750,000	3,749,876
0.08% due 06/18/12	1,750,000	1,749,934
Federal National Mtg. Assoc. FRS
0.23% due 07/26/12	700,000	700,130
0.43% due 12/20/12	4,850,000	4,858,238

Total U.S. Government Agencies (amortized cost $64,812,725)		64,812,725

U.S. Government Treasuries - 10.0%

United States Treasury Bills
0.17% due 03/07/13	1,200,000	1,198,419
0.18% due 04/04/13	5,760,000	5,751,102
United States Treasury Notes
1.38% due 01/15/13	3,960,000	3,989,304
1.38% due 02/15/13	3,780,000	3,811,627
1.88% due 06/15/12	1,460,000	1,460,919
3.88% due 02/15/13	2,500,000	2,565,207

Total U.S. Government Treasuries (amortized cost $18,776,578)		18,776,578

Total Short-Term Investment Securities - 81.4% (amortized cost $153,398,253)		153,398,253

REPURCHASE AGREEMENTS - 20.6%

State Street Bank and Trust Co. Joint Repurchase Agreement (1)	29,123,000	29,123,000
UBS Securities LLC Joint Repurchase Agreement (1)	9,740,000	9,740,000

Total Repurchase Agreements (amortized cost $38,863,000)		38,863,000

TOTAL INVESTMENTS (amortized cost $192,261,253) (2)	102.0%	192,261,253
Liabilities in excess of other assets	(2.0)	(3,785,201)

NET ASSETS	100.0%	$188,476,052

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.
FRS	- Floating Rate Security

The rates shown on FRS securities are the current interest rates at May 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Allocation of investments as a percentage of net assets by industry group as of May 31, 2012:

U.S. Government Agencies	34.4%
Repurchase Agreements	20.6
Commercial Banks	18.8
U.S. Government Treasuries	10.0
Super – Regional Banks	8.1
Diversified Banking Institution	5.8
Money Center Banks	2.1
Diversified Financial Services	1.5
Finance – Investment Banker/Broker	0.7

102.0%

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$43,416,410	$—	$43,416,410
Commercial Paper	—	7,749,867	—	7,749,867
U.S. Corporate Bonds & Notes	—	18,642,673	—	18,642,673
U.S. Government Agencies	—	64,812,725	—	64,812,725
U.S. Government Treasuries	—	18,776,578	—	18,776,578
Repurchase Agreements	—	38,863,000	—	38,863,000

Total	$—	$192,261,253	$—	$192,261,253

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.4%
Aerospace/Defense-Equipment - 1.2%

HEICO Corp.	21,994	$916,260

Applications Software - 4.1%

Demandware, Inc.†	13,600	423,096
Imperva, Inc.†	15,400	395,934
Infoblox, Inc.†	33,500	662,965
NetSuite, Inc.†	15,360	720,691
Parametric Technology Corp.†	24,800	500,960
RealPage, Inc.†	32,380	577,983

		3,281,629

Auction House/Art Dealers - 0.4%

Sotheby’s	10,790	329,095

Auto-Cars/Light Trucks - 0.4%

Tesla Motors, Inc.†	12,100	356,950

Auto/Truck Parts & Equipment-Original - 1.4%

Tenneco, Inc.†	16,200	439,830
Titan International, Inc.	29,400	658,560

		1,098,390

Banks-Commercial - 0.9%

Signature Bank†	11,200	687,792

Building & Construction Products-Misc. - 3.3%

Armstrong World Industries, Inc.	18,000	838,620
Simpson Manufacturing Co., Inc.	31,270	868,993
Trex Co., Inc.†	30,400	884,640

		2,592,253

Casino Services - 2.0%

Bally Technologies, Inc.†	19,200	893,760
Scientific Games Corp., Class A†	78,000	666,120

		1,559,880

Commercial Services - 1.1%

ServiceSource International, Inc.†	72,200	866,400

Communications Software - 1.7%
Audience, Inc.†	14,300	253,396
SolarWinds, Inc.†	23,720	1,087,799

		1,341,195

Computer Data Security - 0.9%

Fortinet, Inc.†	32,860	698,275

Computer Software - 2.0%

Cornerstone OnDemand, Inc.†	42,200	846,110
DynaVox, Inc., Class A†	66,800	85,504
Envestnet, Inc.†	53,050	629,173

		1,560,787

Computers-Memory Devices - 0.6%

Fusion-io, Inc.†	24,250	506,340

Consulting Services - 0.6%

Zillow, Inc., Class A†	12,200	477,996

Data Processing/Management - 0.7%

CommVault Systems, Inc.†	11,800	553,066

Distribution/Wholesale - 1.1%

Watsco, Inc.	12,000	883,320

Diversified Manufacturing Operations - 1.3%

Carlisle Cos., Inc.	20,190	1,049,476

Drug Delivery Systems - 0.5%

Nektar Therapeutics†	63,900	428,130

E-Commerce/Services - 0.7%

OpenTable, Inc.†	13,300	528,276

E-Marketing/Info - 0.7%

ReachLocal, Inc.†	57,000	575,130

Electronic Components-Misc. - 0.5%

Gentex Corp.	18,370	409,651

Electronic Components-Semiconductors - 3.2%

Cavium, Inc.†	21,920	530,683
Inphi Corp.†	75,150	624,497
Mellanox Technologies, Ltd.†	23,410	1,415,134

		2,570,314

Engineering/R&D Services - 0.9%

Mistras Group, Inc.†	32,400	730,296

Enterprise Software/Service - 2.1%

Concur Technologies, Inc.†	15,500	958,675
Omnicell, Inc.†	54,660	715,499

		1,674,174

Entertainment Software - 1.1%

Take-Two Interactive Software, Inc.†	78,200	900,864

Finance-Investment Banker/Broker - 0.6%

Stifel Financial Corp.†	16,100	511,819

Food-Retail - 1.0%

Fresh Market, Inc.†	13,200	767,184

Footwear & Related Apparel - 0.9%

Wolverine World Wide, Inc.	17,180	730,322

Hazardous Waste Disposal - 1.2%

Clean Harbors, Inc.†	15,900	986,913

Healthcare Safety Devices - 1.1%

Unilife Corp.†	208,900	871,113

Hotel/Motels - 0.6%

Morgans Hotel Group Co.†	98,530	442,400

Instruments-Scientific - 0.7%

Fluidigm Corp.†	38,300	533,136

Insurance-Property/Casualty - 0.6%

Amtrust Financial Services, Inc.	16,800	483,000

Internet Application Software - 2.1%

Bazaarvoice, Inc.†	26,600	459,914
DealerTrack Holdings, Inc.†	34,740	948,402
Splunk, Inc.†	7,900	257,224

		1,665,540

Internet Connectivity Services - 1.1%

Boingo Wireless, Inc.†	95,600	915,848

Internet Incubators - 0.8%

HomeAway, Inc.†	26,000	611,000

Internet Infrastructure Software - 1.1%

TIBCO Software, Inc.†	31,710	848,243

Internet Security - 1.1%

Sourcefire, Inc.†	15,620	861,599

Internet Telephone - 0.7%

BroadSoft, Inc.†	19,800	540,738

Investment Companies - 1.1%

PennantPark Investment Corp.	90,616	883,506

Investment Management/Advisor Services - 2.8%

Affiliated Managers Group, Inc.†	8,090	833,836
Cohen & Steers, Inc.	16,500	533,775
Financial Engines, Inc.†	40,500	849,690

		2,217,301

Lasers-System/Components - 1.1%

Cymer, Inc.†	15,700	850,469

Leisure Products - 0.5%

Brunswick Corp.	17,000	372,300

Lighting Products & Systems - 1.5%

Acuity Brands, Inc.	21,290	1,160,305

Machinery-General Industrial - 2.4%

Middleby Corp.†	11,500	1,176,105
Wabtec Corp.	10,000	726,100

		1,902,205

Machinery-Pumps - 0.7%

Graco, Inc.	12,400	597,308

Medical Imaging Systems - 0.7%

MELA Sciences, Inc.†	69,800	185,668
Novadaq Technologies, Inc.†	55,500	333,000

		518,668

Medical Instruments - 1.0%

Bruker Corp.†	53,120	787,770

Medical Products - 2.1%

Syneron Medical, Ltd.†	84,540	898,660
Tornier NV†	39,000	770,250

		1,668,910

Medical-Biomedical/Gene - 3.5%

Acorda Therapeutics, Inc.†	15,700	345,243
Aegerion Pharmaceuticals, Inc.†	31,900	485,199
Ariad Pharmaceuticals, Inc.†	46,020	762,551
Cubist Pharmaceuticals, Inc.†	20,730	831,688
Halozyme Therapeutics, Inc.†	49,030	374,589

		2,799,270

Medical-Drugs - 1.2%

Sagent Pharmaceuticals, Inc.†	32,380	516,461
Synta Pharmaceuticals Corp.†	26,300	126,503
ViroPharma, Inc.†	14,070	283,370

		926,334

Medical-Generic Drugs - 0.7%

Impax Laboratories, Inc.†	27,750	575,258

Medical-HMO - 1.8%

Health Net, Inc.†	27,100	694,302
WellCare Health Plans, Inc.†	12,800	722,816

		1,417,118

Medical-Hospitals - 1.6%

Acadia Healthcare Co., Inc.†	71,800	1,285,220

Metal Processors & Fabrication - 0.9%

Rexnord Corp.†	35,500	702,900

MRI/Medical Diagnostic Imaging - 0.5%

Imris, Inc.†	123,430	392,507

Oil Companies-Exploration & Production - 4.1%

Laredo Petroleum Holdings, Inc.†	20,700	435,735
Lone Pine Resources, Inc.†	57,500	181,700
Magnum Hunter Resources Corp.†	153,500	618,605
Oasis Petroleum, Inc.†	28,000	719,320
Petroleum Development Corp.†	25,210	626,217
Rosetta Resources, Inc.†	18,300	708,027

		3,289,604

Oil Field Machinery & Equipment - 2.2%

Dril-Quip, Inc.†	18,290	1,108,191
Forum Energy Technologies, Inc.†	30,000	644,400

		1,752,591

Oil-Field Services - 0.8%

Superior Energy Services, Inc.†	30,600	662,184

Patient Monitoring Equipment - 2.0%

Insulet Corp.†	59,790	1,101,332
Masimo Corp.†	26,145	491,787

		1,593,119

Real Estate Investment Trusts - 2.2%

BRE Properties, Inc.	9,400	462,762
Douglas Emmett, Inc.	39,300	841,020
Home Properties, Inc.	7,600	455,544

		1,759,326

Recreational Vehicles - 0.6%

Arctic Cat, Inc.†	13,500	488,160

Research & Development - 0.3%

AVEO Pharmaceuticals, Inc.†	19,780	251,799

Retail-Apparel/Shoe - 3.1%

Francesca’s Holdings Corp.†	39,700	931,362
rue21, Inc.†	28,300	749,384
Vera Bradley, Inc.†	35,450	775,292

		2,456,038

Retail-Automobile - 1.2%

Rush Enterprises, Inc., Class A†	56,700	939,519

Retail-Building Products - 1.6%

Lumber Liquidators Holdings, Inc.†	43,500	1,265,415

Retail-Restaurants - 1.4%

BJ’s Restaurants, Inc.†	11,740	514,095
Bravo Brio Restaurant Group, Inc.†	35,610	584,716

		1,098,811

Retirement/Aged Care - 1.0%

Emeritus Corp.†	53,030	806,586

Semiconductor Components-Integrated Circuits - 0.8%

Hittite Microwave Corp.†	13,740	677,107

Theaters - 1.4%

National CineMedia, Inc.	84,490	1,139,770

Therapeutics - 1.6%

Onyx Pharmaceuticals, Inc.†	19,030	871,193
Threshold Pharmaceuticals, Inc.†	53,600	392,888

		1,264,081

Transport-Truck - 2.3%

Marten Transport, Ltd.	39,639	811,410

Old Dominion Freight Line, Inc.†	23,655	1,030,412

		1,841,822

Web Hosting/Design - 0.9%

Rackspace Hosting, Inc.†	14,840	734,135

Wireless Equipment - 0.8%

Aruba Networks, Inc.†	45,690	600,367

Total Common Stock (cost $78,567,453)		79,022,577

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%

Magnum Hunter Resources Corp. (Expires 10/14/13) (strike price $10.50)† (cost $0)	12,360	0

Total Long-Term Investment Securities (cost $78,567,453)		79,022,577

SHORT-TERM INVESTMENT SECURITIES - 0.7%
Time Deposits - 0.7%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/12 (cost $584,000)	$584,000	584,000

TOTAL INVESTMENTS (cost $79,151,453) (1)	100.1%	79,606,577
Liabilities in excess of other assets	(0.1)	(106,698)

NET ASSETS	100.0%	$79,499,879

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$79,022,577	$—	$—	$79,022,577
Warrants	—	0	—	0
Short-Term Investment Securities:
Time Deposits	—	584,000	—	584,000

Total	$79,022,577	$584,000	$—	$79,606,577

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.4%
Advanced Materials - 0.1%

Ceradyne, Inc.	14,000	$352,660

Aerospace/Defense - 0.3%

Cubic Corp.	28,418	1,233,341

Aerospace/Defense-Equipment - 0.2%

GenCorp, Inc.†	101,300	619,956

Airlines - 2.2%

Alaska Air Group, Inc.†	13,100	449,330
Copa Holdings SA, Class A	35,634	2,958,335
Hawaiian Holdings, Inc.†	255,540	1,477,021
Republic Airways Holdings, Inc.†	94,689	513,214
SkyWest, Inc.	48,380	341,079
Spirit Airlines, Inc.†	107,790	2,221,552
US Airways Group, Inc.†	27,300	360,906

		8,321,437

Apparel Manufacturers - 1.5%

Carter’s, Inc.†	26,500	1,429,145
Jones Group, Inc.	310,000	2,988,400
True Religion Apparel, Inc.	45,319	1,329,206

		5,746,751

Applications Software - 0.1%

Demandware, Inc.†	5,900	183,549
Infoblox, Inc.†	12,100	239,459

		423,008

Auction House/Art Dealers - 0.8%

KAR Auction Services, Inc.†	213,000	3,173,700

Audio/Video Products - 0.1%

VOXX International Corp.†	21,260	209,624

Auto/Truck Parts & Equipment-Original - 0.2%

Meritor, Inc.†	42,378	229,265
Spartan Motors, Inc.	100	450
Superior Industries International, Inc.	34,400	577,576

		807,291

Auto/Truck Parts & Equipment-Replacement - 0.1%

Douglas Dynamics, Inc.	45,600	582,768

Banks-Commercial - 11.1%

1st Source Corp.	14,728	313,854
Associated Banc-Corp.	184,000	2,329,440
Bancfirst Corp.	11,740	445,298
BancorpSouth, Inc.	56,000	755,440
Bank of Hawaii Corp.	24,480	1,134,403
Banner Corp.	9,200	176,640
BBCN Bancorp, Inc.†	20,120	217,095
Cathay General Bancorp, Class B	221,460	3,671,807
Central Pacific Financial Corp.†	9,800	125,734
Century Bancorp, Inc., Class A	1,118	31,270
Chemical Financial Corp.	10,900	221,597
Citizens & Northern Corp.	2,900	50,605
Citizens Republic Bancorp, Inc.†	4,670	75,934
City Holding Co.	26,400	849,552
CoBiz Financial, Inc.	14,700	89,376
Community Bank System, Inc.	20,380	542,312
Community Trust Bancorp, Inc.	16,680	550,940
Cullen/Frost Bankers, Inc.	6,820	387,990
CVB Financial Corp.	191,500	2,085,435
East West Bancorp, Inc.	99,109	2,219,051
Financial Institutions, Inc.	21,100	344,774
First Bancorp	10,400	96,616
First Busey Corp.	29,380	136,323
First Citizens BancShares, Inc., Class A	1,140	192,090
First Commonwealth Financial Corp.	198,900	1,247,103
First Community Bancshares, Inc.	6,600	81,774
First Financial Bancorp	35,898	551,393
First Financial Bankshares, Inc.	5,680	182,101
First Interstate BancSystem, Inc.	17,400	242,730
First Merchants Corp.	6,780	79,529
FirstMerit Corp.	193,275	3,073,072
FNB Corp.	69,840	741,701
Fulton Financial Corp.	339	3,434
Glacier Bancorp, Inc.	143,000	2,052,050
Great Southern Bancorp, Inc.	5,400	126,414
Hancock Holding Co.	96,121	2,930,729
Heartland Financial USA, Inc.	8,240	156,560
Hudson Valley Holding Corp.	7,740	129,258
Lakeland Bancorp, Inc.	8,727	78,456
Lakeland Financial Corp.	4,180	107,384
MainSource Financial Group, Inc.	43,000	475,580
MB Financial, Inc.	18,020	365,986
Metro Bancorp, Inc.†	8,800	99,616
MetroCorp Bancshares, Inc.†	8,600	81,700
OmniAmerican Bancorp, Inc.†	5,600	110,768
Oriental Financial Group, Inc.	45,100	472,197
PacWest Bancorp	16,700	380,927
S&T Bancorp, Inc.	3,180	54,601
Sierra Bancorp	2,520	22,655
Simmons First National Corp., Class A	8,120	193,094
Southwest Bancorp, Inc.†	38,780	370,737
StellarOne Corp.	5,300	64,024
Sterling Bancorp	329,175	2,995,492
Sterling Financial Corp.†	7,200	129,024
Suffolk Bancorp†	2,620	30,995
Susquehanna Bancshares, Inc.	58,600	564,318
SVB Financial Group†	8,420	502,337
TCF Financial Corp.	66,140	779,791
Tompkins Financial Corp.	5,948	217,756
Trustmark Corp.	21,600	527,472
UMB Financial Corp.	28,060	1,368,486
Umpqua Holdings Corp.	13,200	169,356
Valley National Bancorp.	9,135	102,221
Washington Trust Bancorp, Inc.	5,680	133,821
West Bancorporation, Inc.	2,780	25,798
West Coast Bancorp†	7,520	141,376
Westamerica Bancorporation	8,324	372,166
Wilshire Bancorp, Inc.†	61,800	309,618
Zions Bancorporation	158,500	3,016,255

		42,905,431

Broadcast Services/Program - 0.1%

Crown Media Holdings, Inc., Class A†	14,600	21,462
Fisher Communications, Inc.†	2,900	83,056
Nexstar Broadcasting Group, Inc., Class A†	6,900	45,747
Outdoor Channel Holdings, Inc.	11,800	77,644

		227,909

Building & Construction Products-Misc. - 0.6%

Gibraltar Industries, Inc.†	47,280	483,202
Interline Brands, Inc.†	37,700	945,139
NCI Building Systems, Inc.†	34,368	334,057

Quanex Building Products Corp.	19,220	317,322
Trex Co., Inc.†	5,378	156,500

		2,236,220

Building Products-Air & Heating - 0.0%

Comfort Systems USA, Inc.	20,900	189,772

Building Products-Cement - 0.4%

Headwaters, Inc.†	8,120	37,433
Texas Industries, Inc.	46,000	1,472,000

		1,509,433

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	17,700	108,324

Building-Mobile Home/Manufactured Housing - 0.5%

Thor Industries, Inc.	62,000	1,906,500

Casino Hotels - 0.2%

Boyd Gaming Corp.†	118,700	904,494

Casino Services - 0.2%

Multimedia Games Holding Co, Inc.†	46,400	585,104
Scientific Games Corp., Class A†	5,100	43,554

		628,658

Cellular Telecom - 0.1%

Leap Wireless International, Inc.†	50,700	292,539

Chemicals-Diversified - 0.4%

Georgia Gulf Corp.†	9,500	282,720
Innophos Holdings, Inc.	23,300	1,176,184

		1,458,904

Chemicals-Plastics - 0.0%

Spartech Corp.†	44,240	166,342

Chemicals-Specialty - 0.3%

Minerals Technologies, Inc.	18,380	1,162,903

Circuit Boards - 0.1%

Park Electrochemical Corp.	15,640	366,914

Coal - 0.1%

Cloud Peak Energy, Inc.†	14,100	218,268
Westmoreland Coal Co.†	300	2,244

		220,512

Coffee - 0.0%

Farmer Brothers Co.†	3,500	23,940

Commercial Services - 0.3%

Convergys Corp.	26,500	369,675
PHH Corp.†	42,280	700,580

		1,070,255

Commercial Services-Finance - 0.2%

Euronet Worldwide, Inc.†	18,200	327,418
Global Cash Access Holdings, Inc.†	47,220	332,901
Vantiv, Inc., Class A†	12,000	266,160

		926,479

Communications Software - 0.1%

Audience, Inc.†	9,200	163,024
Jive Software, Inc.†	3,000	50,250

		213,274

Computer Aided Design - 0.3%

Aspen Technology, Inc.†	46,058	1,017,882

Computer Services - 0.2%

CACI International, Inc., Class A†	8,400	359,520
CIBER, Inc.†	26,760	95,801
Unisys Corp.†	9,146	143,683

		599,004

Computer Software - 0.5%

Avid Technology, Inc.†	252,000	1,799,280

Computers-Integrated Systems - 0.0%

Agilysys, Inc.†	14,100	102,648

Computers-Memory Devices - 0.1%

Dot Hill Systems Corp.†	7,900	9,717
Fusion-io, Inc.†	9,800	204,624
Imation Corp.†	15,500	88,040
Xyratex, Ltd.	12,700	145,288

		447,669

Computers-Periphery Equipment - 0.8%

Electronics for Imaging, Inc.†	213,120	3,141,389

Consulting Services - 0.0%

FTI Consulting, Inc.†	1,300	41,041
ICF International, Inc.†	5,200	117,000

		158,041

Consumer Products-Misc. - 1.0%

American Greetings Corp., Class A	32,620	457,659
Blyth, Inc.	15,392	1,150,090
Central Garden and Pet Co., Class A†	145,960	1,345,751
CSS Industries, Inc.	12,900	245,616
Prestige Brands Holdings, Inc.†	51,340	704,898

		3,904,014

Containers-Paper/Plastic - 0.0%

Graphic Packaging Holding Co.†	24,000	118,800

Data Processing/Management - 0.6%

CSG Systems International, Inc.†	35,842	591,393
Fair Isaac Corp.	15,620	635,109
Schawk, Inc.	90,500	1,009,075

		2,235,577

Diagnostic Equipment - 0.1%

Affymetrix, Inc.†	57,980	274,825

Distribution/Wholesale - 0.9%

MRC Global, Inc.†	3,800	78,888
School Specialty, Inc.†	208,400	627,284
United Stationers, Inc.	106,100	2,679,025

		3,385,197

Diversified Financial Services - 0.2%

DFC Global Corp.†	47,857	788,683

Diversified Manufacturing Operations - 1.0%

Federal Signal Corp.†	29,900	148,902
Leggett & Platt, Inc.	41,998	873,138

Standex International Corp.	13,500	549,315
Tredegar Corp.	35,060	475,063
Trinity Industries, Inc.	69,000	1,704,300

		3,750,718

Diversified Minerals - 0.1%

US Silica Holdings, Inc.†	29,000	352,930

E-Commerce/Services - 0.2%

Orbitz Worldwide, Inc.†	92,500	337,625
United Online, Inc.	64,258	253,819

		591,444

E-Marketing/Info - 0.0%

ExactTarget, Inc.†	4,300	85,183

Electric-Integrated - 2.6%

Avista Corp.	51,680	1,313,189
CH Energy Group, Inc.	5,700	374,091
El Paso Electric Co.	44,500	1,365,705
NorthWestern Corp.	42,418	1,506,263
Pike Electric Corp.†	220,700	1,593,454
Portland General Electric Co.	58,700	1,476,305
UNS Energy Corp.	15,240	571,348
Westar Energy, Inc.	67,500	1,931,850

		10,132,205

Electronic Components-Misc. - 4.0%

Bel Fuse, Inc., Class B	11,129	181,180
Jabil Circuit, Inc.	131,500	2,515,595
Methode Electronics, Inc.	24,880	186,849
Vishay Intertechnology, Inc.†	253,429	2,691,416
Zagg, Inc.†	945,624	10,033,071

		15,608,111

Electronic Components-Semiconductors - 0.5%

DSP Group, Inc.†	16,480	103,330
International Rectifier Corp.†	56,050	1,055,982
IXYS Corp.†	9,900	102,564
Lattice Semiconductor Corp.†	46,180	211,042
Microsemi Corp.†	10,200	180,132
Richardson Electronics, Ltd.	8,600	99,330
Supertex, Inc.†	6,800	126,412

		1,878,792

Electronic Parts Distribution - 0.1%

Tech Data Corp.†	11,918	567,416

Electronics-Military - 0.0%

M/A-COM Technology Solutions Holdings, Inc.†	4,100	67,896

Energy-Alternate Sources - 0.0%

Renewable Energy Group, Inc.†	17,326	120,242

Engineering/R&D Services - 2.8%

Argan, Inc.	23,500	312,080
EMCOR Group, Inc.	107,798	2,948,275
Foster Wheeler AG†	76,200	1,363,218
McDermott International, Inc.†	99,000	1,004,850
Michael Baker Corp.†	10,800	248,940
Shaw Group, Inc.†	199,400	5,064,760

		10,942,123

Engines-Internal Combustion - 0.2%

Briggs & Stratton Corp.	42,500	718,250

Enterprise Software/Service - 0.1%

Guidewire Software, Inc.†	4,200	108,822
JDA Software Group, Inc.†	5,000	138,400
Proofpoint, Inc.†	2,200	31,394

		278,616

Entertainment Software - 0.4%

Take-Two Interactive Software, Inc.†	150,400	1,732,608

Filtration/Separation Products - 0.7%

Polypore International, Inc.†	71,200	2,633,688

Finance-Auto Loans - 0.1%

Credit Acceptance Corp.†	3,430	290,658

Finance-Consumer Loans - 0.8%

Ocwen Financial Corp.†	88,240	1,414,487
World Acceptance Corp.†	22,058	1,509,650

		2,924,137

Finance-Investment Banker/Broker - 1.7%

E*TRADE Financial Corp.†	259,500	2,203,155
Interactive Brokers Group, Inc., Class A	18,598	265,207
Investment Technology Group, Inc.†	47,500	450,300
Knight Capital Group, Inc., Class A†	128,616	1,616,703
Oppenheimer Holdings, Inc., Class A	8,300	116,366
Piper Jaffray Cos.†	7,160	156,876
Stifel Financial Corp.†	54,500	1,732,555

		6,541,162

Finance-Leasing Companies - 0.1%
Aircastle, Ltd.	24,800	275,528

Finance-Mortgage Loan/Banker - 0.0%

Doral Financial Corp.†	25,400	36,576

Financial Guarantee Insurance - 0.0%

MGIC Investment Corp.†	67,400	171,196

Food-Flour & Grain - 0.1%

Post Holdings, Inc.†	13,600	408,952

Food-Misc./Diversified - 1.6%

B&G Foods, Inc.	126,778	3,052,814
J&J Snack Foods Corp.	24,500	1,349,215
Ralcorp Holdings, Inc.†	25,500	1,620,525

		6,022,554

Food-Wholesale/Distribution - 0.1%

Nash Finch Co.	2,120	43,693
Spartan Stores, Inc.	24,000	402,000

		445,693

Funeral Services & Related Items - 0.1%

Stewart Enterprises, Inc., Class A	74,120	457,320

Gambling (Non-Hotel) - 0.1%

Isle of Capri Casinos, Inc.†	53,480	286,118

Gas-Distribution - 1.0%

AGL Resources, Inc.	25,759	965,448

Laclede Group, Inc.	38,600	1,471,046
New Jersey Resources Corp.	3,460	145,251
Piedmont Natural Gas Co., Inc.	6,860	207,995
Southwest Gas Corp.	22,540	946,229

		3,735,969

Hazardous Waste Disposal - 0.1%

EnergySolutions, Inc.†	148,700	523,424

Home Furnishings - 0.3%

Ethan Allen Interiors, Inc.	35,500	799,105
La-Z-Boy, Inc.†	33,000	465,630

		1,264,735

Hotel/Motels - 0.1%

Wyndham Worldwide Corp.	7,200	358,560

Housewares - 0.0%

Lifetime Brands, Inc.	3,600	40,392

Human Resources - 1.5%

AMN Healthcare Services, Inc.†	274,600	1,647,600
Barrett Business Services, Inc.	21,987	434,243
Cross Country Healthcare, Inc.†	37,008	168,017
Korn/Ferry International†	102,000	1,387,200
Resources Connection, Inc.	167,500	2,010,000

		5,647,060

Industrial Automated/Robotic - 0.3%

Cognex Corp.	23,140	809,669
Hurco Cos., Inc.†	14,400	317,664

		1,127,333

Instruments-Controls - 0.4%

Watts Water Technologies, Inc., Class A	41,510	1,371,906

Insurance-Life/Health - 1.4%

American Equity Investment Life Holding Co.	99,798	1,055,863
CNO Financial Group, Inc.†	61,620	422,713
Protective Life Corp.	47,000	1,238,920
StanCorp Financial Group, Inc.	62,658	2,181,125
Symetra Financial Corp.	47,400	535,620

		5,434,241

Insurance-Multi-line - 0.7%

Horace Mann Educators Corp.	156,480	2,677,373

Insurance-Property/Casualty - 0.6%

American Safety Insurance Holdings, Ltd.†	6,700	120,332
Arch Capital Group, Ltd.†	15,300	584,919
EMC Insurance Group, Inc.	1,700	33,728
Hallmark Financial Services, Inc.†	10,900	77,608
Meadowbrook Insurance Group, Inc.	15,180	134,950
ProAssurance Corp.	14,340	1,263,928
Selective Insurance Group, Inc.	14,318	241,974

		2,457,439

Insurance-Reinsurance - 0.5%

Argo Group International Holdings, Ltd.	14,200	397,316
Axis Capital Holdings, Ltd.	9,640	317,156
Platinum Underwriters Holdings, Ltd.	31,000	1,125,300

		1,839,772

Internet Application Software - 0.3%

Bazaarvoice, Inc.†	6,900	119,301
DealerTrack Holdings, Inc.†	43,000	1,173,900

		1,293,201

Internet Connectivity Services - 0.0%

Envivio, Inc.†	21,700	182,063

Internet Content-Information/News - 0.5%

WebMD Health Corp.†	75,500	1,738,765
XO Group, Inc.†	17,000	150,110

		1,888,875

Internet Infrastructure Software - 0.2%

TIBCO Software, Inc.†	30,340	811,595

Investment Companies - 0.5%

Fifth Street Finance Corp.	138,336	1,315,575
Gladstone Capital Corp.	13,740	101,676
Gladstone Investment Corp.	12,400	91,140
MCG Capital Corp.	55,240	243,609

		1,752,000

Investment Management/Advisor Services - 1.3%

Affiliated Managers Group, Inc.†	5,820	599,867
Eaton Vance Corp.	85,000	2,068,900
GAMCO Investors, Inc., Class A	5,200	215,852
Janus Capital Group, Inc.	156,460	1,142,158
U.S. Global Investors, Inc., Class A	236,141	1,183,067

		5,209,844

Lasers-System/Components - 0.3%

Coherent, Inc.†	23,340	1,030,228
Newport Corp.†	12,322	146,508

		1,176,736

Leisure Products - 0.0%

Brunswick Corp.	7,800	170,820

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	16,360	477,385

Machinery-Farming - 0.1%

AGCO Corp.†	14,160	569,374

Machinery-General Industrial - 1.9%

Applied Industrial Technologies, Inc.	37,100	1,399,041
Flow International Corp.†	407,048	1,200,792
IDEX Corp.	62,000	2,463,260
Kadant, Inc.†	9,300	211,110
Wabtec Corp.	26,500	1,924,165

		7,198,368

Machinery-Material Handling - 0.2%

Cascade Corp.	2,840	141,886
NACCO Industries, Inc., Class A	5,180	543,538

		685,424

Medical Instruments - 0.1%

AngioDynamics, Inc.†	2,800	33,712

SurModics, Inc.†	17,300	240,989

		274,701

Medical Labs & Testing Services - 0.5%

Covance, Inc.†	41,500	1,925,600

Medical Products - 0.3%

Greatbatch, Inc.†	55,700	1,156,332

Medical Sterilization Products - 0.7%

STERIS Corp.	85,500	2,553,030

Medical-Biomedical/Gene - 1.7%

Bio-Rad Laboratories, Inc., Class A†	34,100	3,396,701
Celldex Therapeutics, Inc.†	16,500	68,805
Charles River Laboratories International, Inc.†	71,000	2,369,980
Lexicon Pharmaceuticals, Inc.†	164,700	261,873
Oncothyreon, Inc.†	114,400	415,272
RTI Biologics, Inc.†	27,190	97,612

		6,610,243

Medical-Drugs - 0.6%

Achillion Pharmaceuticals, Inc.†	4,200	30,156
Cadence Pharmaceuticals, Inc.†	413,971	1,138,420
Clovis Oncology, Inc.†	16,572	295,147
Medicis Pharmaceutical Corp., Class A	16,000	577,600
ViroPharma, Inc.†	10,448	210,423

		2,251,746

Medical-HMO - 0.3%

Magellan Health Services, Inc.†	31,542	1,330,126

Medical-Hospitals - 0.3%

Health Management Associates, Inc., Class A	187,600	1,202,516

Medical-Nursing Homes - 0.3%

Skilled Healthcare Group, Inc., Class A†	123,500	680,485
Sun Healthcare Group, Inc.†	119,200	578,120

		1,258,605

Medical-Outpatient/Home Medical - 0.1%

Amedisys, Inc.†	31,700	347,749
Gentiva Health Services, Inc.†	10,095	56,633

		404,382

Metal Processors & Fabrication - 0.5%

Ampco-Pittsburgh Corp.	700	10,871
Mueller Industries, Inc.	10,360	440,093
Rexnord Corp.†	8,700	172,260
Worthington Industries, Inc.	69,740	1,133,275

		1,756,499

Miscellaneous Manufacturing - 0.3%

American Railcar Industries, Inc.†	17,600	372,240
Trimas Corp.†	40,500	810,405

		1,182,645

Multimedia - 0.0%

Demand Media, Inc.†	4,100	37,556
Journal Communications, Inc., Class A†	26,880	113,971

		151,527

Networking Products - 0.1%

Anixter International, Inc.	2,600	149,526
Black Box Corp.	16,080	359,870

		509,396

Office Furnishings-Original - 0.2%

HNI Corp.	17,620	407,198
Knoll, Inc.	8,160	108,283
Steelcase, Inc., Class A	37,738	330,963

		846,444

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†	28,920	263,750

Oil & Gas Drilling - 0.9%

Hercules Offshore, Inc.†	425,041	1,406,886
Pacific Drilling SA†	211,414	1,797,019
Parker Drilling Co.†	46,300	226,407

		3,430,312

Oil Companies-Exploration & Production - 1.4%

Bonanza Creek Energy, Inc.†	6,500	110,890
Energy Partners, Ltd.†	49,600	783,184
Gastar Exploration, Ltd.†	419,708	755,475
Oasis Petroleum, Inc.†	46,000	1,181,740
Panhandle Oil and Gas, Inc., Class A	2,400	60,984
Petroquest Energy, Inc.†	67,400	333,630
Rex Energy Corp.†	89,170	897,050
Stone Energy Corp.†	24,820	584,759
W&T Offshore, Inc.	41,400	636,318

		5,344,030

Oil Field Machinery & Equipment - 0.4%

Dril-Quip, Inc.†	15,800	957,322
Forum Energy Technologies, Inc.†	28,400	610,032
Gulf Island Fabrication, Inc.	3,517	87,925

		1,655,279

Oil Refining & Marketing - 0.0%

Alon USA Energy, Inc.	7,100	60,137
Western Refining, Inc.	6,600	127,644

		187,781

Oil-Field Services - 0.7%

Cal Dive International, Inc.†	129,860	333,740
Helix Energy Solutions Group, Inc.†	27,140	464,908
Oceaneering International, Inc.	17,500	808,850
Pioneer Drilling Co.†	9,640	71,722
Tesco Corp.†	13,400	161,068
TETRA Technologies, Inc.†	116,200	742,518

		2,582,806

Paper & Related Products - 0.5%

Buckeye Technologies, Inc.	10,078	279,261
Domtar Corp.	5,320	420,865
Neenah Paper, Inc.	23,440	610,847
P.H. Glatfelter Co.	35,100	531,765

		1,842,738

Patient Monitoring Equipment - 0.0%
CardioNet, Inc.†	16,300	37,327

Poultry - 0.4%

Pilgrim’s Pride Corp.†	169,500	1,391,595

Power Converter/Supply Equipment - 0.1%

Powell Industries, Inc.†	8,000	294,240

Precious Metals - 0.6%

Coeur d’Alene Mines Corp.†	21,100	356,590
North American Palladium, Ltd.†	824,062	1,870,621

		2,227,211

Printing-Commercial - 0.0%

American Reprographics Co.†	17,700	91,509

Publishing-Books - 0.1%

Cambium Learning Group, Inc.†	5,000	6,150
Scholastic Corp.	18,400	495,880

		502,030

Publishing-Newspapers - 0.0%

McClatchy Co., Class A†	52,300	114,537

Publishing-Periodicals - 0.0%

Value Line, Inc.	1,200	14,700

Radio - 0.1%

Entercom Communications Corp., Class A†	45,140	222,540

Real Estate Investment Trusts - 7.7%

Agree Realty Corp.	4,800	100,416
Anworth Mortgage Asset Corp.	271,740	1,828,810
Apartment Investment & Management Co., Class A	29,379	795,289
Ashford Hospitality Trust, Inc.	98,180	839,439
Brandywine Realty Trust	5,456	61,271
Capstead Mortgage Corp.	142,300	1,959,471
CBL & Associates Properties, Inc.	93,340	1,629,716
Colonial Properties Trust	5,993	127,112
Coresite Realty Corp.	64,100	1,528,785
CubeSmart	111,360	1,259,482
CYS Investments, Inc.	53,100	726,408
DCT Industrial Trust, Inc.	285,940	1,664,171
DiamondRock Hospitality Co.	47,634	473,482
EastGroup Properties, Inc.	3,760	186,383
Education Realty Trust, Inc.	88,418	974,366
Equity Lifestyle Properties, Inc.	17,078	1,124,757
Extra Space Storage, Inc.	101,574	2,880,639
FelCor Lodging Trust, Inc.†	52,300	217,045
First Industrial Realty Trust, Inc.†	18,818	224,499
Getty Realty Corp.	12,400	199,640
Home Properties, Inc.	32,500	1,948,050
Hospitality Properties Trust	28,840	678,028
LaSalle Hotel Properties	11,878	327,595
Lexington Realty Trust	103,376	859,055
LTC Properties, Inc.	14,820	478,241
MFA Financial, Inc.	41,358	315,148
Mission West Properties, Inc.	53,860	452,963
MPG Office Trust, Inc.†	44,700	79,566
Parkway Properties, Inc.	22,600	238,204
Pennsylvania Real Estate Investment Trust	34,180	433,402
Potlatch Corp.	32,200	922,852
PS Business Parks, Inc.	23,900	1,574,771
RAIT Financial Trust	145,900	593,813
Redwood Trust, Inc.	42,400	513,464
Sunstone Hotel Investors, Inc.†	64,768	648,328
Taubman Centers, Inc.	9,500	693,500

		29,558,161

Real Estate Management/Services - 0.6%

Jones Lang LaSalle, Inc.	33,000	2,392,500

Recreational Centers - 0.0%

Town Sports International Holdings, Inc.†	3,600	42,156

Recreational Vehicles - 0.5%

Arctic Cat, Inc.†	50,400	1,822,464

Rental Auto/Equipment - 0.8%

Rent-A-Center, Inc.	25,740	866,666
United Rentals, Inc.†	63,699	2,200,800

		3,067,466

Resort/Theme Parks - 0.2%

Six Flags Entertainment Corp.	20,000	912,600

Retail-Apparel/Shoe - 1.8%

Aeropostale, Inc.†	93,000	1,720,500
Ascena Retail Group, Inc.†	100,000	1,893,000
Fifth & Pacific Co., Inc.†	98,100	1,174,257
Jos. A. Bank Clothiers, Inc.†	34,000	1,508,240
Pacific Sunwear of California, Inc.†	159,866	228,608
Wet Seal, Inc., Class A†	132,700	376,868

		6,901,473

Retail-Appliances - 0.4%

Conn’s, Inc.†	84,791	1,482,995

Retail-Automobile - 0.3%

Group 1 Automotive, Inc.	25,000	1,309,000

Retail-Bookstores - 1.9%

Barnes & Noble, Inc.†	457,600	7,518,368

Retail-Convenience Store - 0.0%

Pantry, Inc.†	1,300	16,783

Retail-Drug Store - 0.2%

Rite Aid Corp.†	627,500	815,750

Retail-Hair Salons - 0.3%

Regis Corp.	65,620	1,201,502

Retail-Jewelry - 0.5%

Signet Jewelers, Ltd.	43,465	1,897,682

Retail-Office Supplies - 0.8%

OfficeMax, Inc.†	601,400	2,928,818

Retail-Regional Department Stores - 0.4%

Bon-Ton Stores, Inc.	58,000	305,080

Dillard’s, Inc., Class A	18,640	1,253,354

		1,558,434

Retail-Restaurants - 1.1%

Biglari Holdings, Inc.†	4,100	1,605,068
Einstein Noah Restaurant Group, Inc.	23,100	395,934
PF Chang’s China Bistro, Inc.	31,000	1,589,370
Red Robin Gourmet Burgers, Inc.†	6,700	214,400
Ruth’s Hospitality Group, Inc.†	40,872	268,120

		4,072,892

Retail-Toy Stores - 0.1%

Build-A-Bear Workshop, Inc.†	80,400	365,016

Rubber/Plastic Products - 0.2%

Myers Industries, Inc.	52,158	877,298
Proto Labs, Inc.†	2,600	95,914

		973,212

Savings & Loans/Thrifts - 1.3%

Astoria Financial Corp.	37,738	339,265
BankFinancial Corp.	3,600	24,408
Beneficial Mutual Bancorp, Inc.†	14,600	126,290
Dime Community Bancshares, Inc.	188,152	2,457,265
ESB Financial Corp.	3,700	46,065
OceanFirst Financial Corp.	8,320	117,312
People’s United Financial, Inc.	136,800	1,590,984
WSFS Financial Corp.	3,758	139,722

		4,841,311

Schools - 0.1%

Corinthian Colleges, Inc.†	67,400	184,676
Lincoln Educational Services Corp.	36,500	211,700

		396,376

Seismic Data Collection - 0.0%

Geokinetics, Inc.†	5,600	2,271

Semiconductor Components-Integrated Circuits - 0.1%

Exar Corp.†	18,900	148,365
Integrated Device Technology, Inc.†	21,660	118,913
Sigma Designs, Inc.†	18,400	110,032

		377,310

Semiconductor Equipment - 1.6%

ATMI, Inc.†	54,000	1,080,540
Brooks Automation, Inc.	20,680	193,771
Entegris, Inc.†	363,634	2,803,618
Intermolecular, Inc.†	26,000	168,480
LTX-Credence Corp.†	95,100	675,210
Novellus Systems, Inc.†	17,460	730,352
Rudolph Technologies, Inc.†	15,080	129,990
Tessera Technologies, Inc.	27,100	368,289

		6,150,250

Silver Mining - 0.1%

Hecla Mining Co.	69,600	295,800

Steel Pipe & Tube - 0.0%

Mueller Water Products, Inc., Class A	44,040	153,700

Storage/Warehousing - 0.1%

Wesco Aircraft Holdings, Inc.†	29,700	411,939

Sugar - 0.1%

Imperial Sugar Co.	67,000	422,770

SupraNational Banks - 0.9%

Banco Latinoamericano de Comercio Exterior SA, Class E	180,867	3,526,906

Telecom Equipment-Fiber Optics - 0.0%

Oplink Communications, Inc.†	13,020	166,916

Telecom Services - 0.0%

Consolidated Communications Holdings, Inc.	11,913	175,717

Telecommunication Equipment - 1.5%

Arris Group, Inc.†	29,100	358,803
Comtech Telecommunications Corp.	49,300	1,423,784
Plantronics, Inc.	58,000	1,745,220
Tellabs, Inc.	613,500	2,245,410

		5,773,217

Telephone-Integrated - 0.3%

Alaska Communications Systems Group, Inc.	266,400	527,472
General Communication, Inc., Class A†	103,500	656,190

		1,183,662

Television - 0.3%

LIN TV Corp., Class A†	41,600	119,808
Sinclair Broadcast Group, Inc., Class A	117,840	959,218

		1,079,026

Textile-Apparel - 0.1%

Cherokee, Inc.	16,400	198,276

Theaters - 0.6%

Regal Entertainment Group, Class A	164,892	2,267,265

Therapeutics - 0.0%

Cornerstone Therapeutics, Inc.†	3,000	16,200

Tobacco - 0.5%

Universal Corp.	39,200	1,770,664

Toys - 0.2%

Jakks Pacific, Inc.	43,698	807,976

Transport-Air Freight - 0.1%

Atlas Air Worldwide Holdings, Inc.†	4,438	201,574

Transport-Equipment & Leasing - 0.1%

Amerco, Inc.	600	50,472
TAL International Group, Inc.	9,200	300,932

		351,404

Transport-Marine - 1.1%

Excel Maritime Carriers, Ltd.†	31,500	23,657
Golar LNG, Ltd.	94,711	3,317,726
International Shipholding Corp.	8,678	156,117
Scorpio Tankers, Inc.†	133,800	747,942

		4,245,442

Transport-Rail - 0.1%

RailAmerica, Inc.†	17,100	407,322

Transport-Services - 0.1%

Pacer International, Inc.†	53,700	302,868

Transport-Truck - 1.6%

Arkansas Best Corp.	8,520	107,778
Celadon Group, Inc.	7,420	119,536
Forward Air Corp.	23,500	745,655
Heartland Express, Inc.	5,900	84,016
Landstar System, Inc.	34,000	1,791,800
Saia, Inc.†	37,420	809,395
Swift Transportation Co.†	197,594	2,096,472
Werner Enterprises, Inc.	21,580	525,257

		6,279,909

Water - 0.1%

California Water Service Group	9,660	168,181
Consolidated Water Co., Ltd.	9,500	72,960

		241,141

Web Portals/ISP - 0.6%

EarthLink, Inc.	281,328	2,270,317

Wireless Equipment - 0.0%

RF Micro Devices, Inc.†	16,300	61,451

Total Common Stock
(cost $353,808,793)		368,008,782

U.S. GOVERNMENT TREASURIES - 0.2%
United States Treasury Notes - 0.2%
0.50% due 11/30/12 (1) (cost $687,028)	$685,000	686,178

Total Long-Term Investment Securities
(cost $354,495,821)		368,694,960

SHORT-TERM INVESTMENT SECURITIES - 2.3%
Time Deposits - 2.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/12 (cost $8,667,000)	8,667,000	8,667,000

REPURCHASE AGREEMENTS - 2.5%
State Street Bank and Trust Co. Joint Repurchase Agreement (2)	3,734,000	3,734,000
Agreement with State Street Bank and Trust Co., dated 05/31/12, to be repurchased 06/01/12 in the amount of $5,981,002 and collateralized by $5,730,000 of United States Treasury Notes, bearing interest at 2.13% due 02/29/16 and having an approximate value of $6,102,450	5,981,000	5,981,000

Total Repurchase Agreements
(cost $9,715,000)		9,715,000

TOTAL INVESTMENTS
(cost $372,877,821) (3)	100.4%	387,076,960
Liabilities in excess of other assets	(0.4)	(1,410,259)

NET ASSETS	100.0%	$385,666,701

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2012	Unrealized Appreciation (Depreciation)
85	Long	Russell 2000 Mini Index	June 2012	$6,719,477	$6,469,350	$(250,127)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$42,905,431	$—	$—	$42,905,431
Real Estate Investments Trusts	29,558,161	—	—	29,558,161
Other Industries*	295,545,190	—	—	295,545,190
U.S. Government Treasuries	—	686,178	—	686,178
Short-Term Investment Securities:
Time Deposits	—	8,667,000	—	8,667,000
Repurchase Agreements	—	9,715,000	—	9,715,000

Total	$368,008,782	$19,068,178	$—	$387,076,960

LIABILITIES:
Other Financial Instruments@
Open Futures Contracts - Depreciation	$250,127	$—	$—	$250,127

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - May 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.4%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.	4,765	$49,509
Omnicom Group, Inc.	6,137	292,612

		342,121

Agricultural Chemicals - 0.2%

Mosaic Co.	22,968	1,095,114

Apparel Manufacturers - 0.2%

Coach, Inc.	12,536	845,553
VF Corp.	3,350	472,484

		1,318,037

Applications Software - 3.1%

Citrix Systems, Inc.†	10,520	768,802
Intuit, Inc.	17,828	1,002,468
Microsoft Corp.	513,525	14,989,795
Red Hat, Inc.†	7,300	375,074
Salesforce.com, Inc.†	4,200	582,204

		17,718,343

Athletic Footwear - 0.4%

NIKE, Inc., Class B	19,683	2,129,307

Audio/Video Products - 0.0%

Harman International Industries, Inc.	283	11,099

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	18,975	712,891

Auto/Truck Parts & Equipment-Original - 0.3%

Johnson Controls, Inc.	64,210	1,935,289

Banks-Commercial - 0.6%

BB&T Corp.	71,292	2,154,444
First Horizon National Corp.	9,827	83,333
M&T Bank Corp.	6,343	515,813
Regions Financial Corp.	115,266	725,023
Zions Bancorporation	3,095	58,898

		3,537,511

Banks-Fiduciary - 0.8%

Bank of New York Mellon Corp.	86,520	1,761,547
Northern Trust Corp.	31,072	1,341,689
State Street Corp.	43,869	1,807,842

		4,911,078

Banks-Super Regional - 3.9%

Capital One Financial Corp.	53,913	2,769,511
Comerica, Inc.	2,793	84,963
Fifth Third Bancorp	49,686	663,308
Huntington Bancshares, Inc.	99,478	650,586
KeyCorp	108,682	815,115
PNC Financial Services Group, Inc.	40,416	2,482,351
SunTrust Banks, Inc.	32,922	754,572
US Bancorp	127,485	3,966,058
Wells Fargo & Co.	322,773	10,344,875

		22,531,339

Beverages-Non-alcoholic - 4.3%

Coca-Cola Co.	216,600	16,186,518
PepsiCo, Inc.	123,460	8,376,761

		24,563,279

Cable/Satellite TV - 2.2%

Cablevision Systems Corp., Class A	21,676	247,973
Comcast Corp., Class A	187,838	5,430,397
DIRECTV, Class A†	84,262	3,745,446
Time Warner Cable, Inc.	43,500	3,279,900

		12,703,716

Cellular Telecom - 0.2%

MetroPCS Communications, Inc.†	33,206	212,518
Sprint Nextel Corp.†	262,787	675,363

		887,881

Chemicals-Diversified - 0.9%

Air Products & Chemicals, Inc.	33,107	2,616,777
FMC Corp.	4,200	214,074
PPG Industries, Inc.	22,393	2,316,332

		5,147,183

Chemicals-Specialty - 0.3%

Ecolab, Inc.	28,352	1,792,130
Sigma-Aldrich Corp.	2,200	152,614

		1,944,744

Coal - 0.0%

Alpha Natural Resources, Inc.†	9,125	95,630

Coatings/Paint - 0.2%

Sherwin-Williams Co.	7,775	1,007,951

Commercial Services - 0.1%

Iron Mountain, Inc.	25,976	736,420
Quanta Services, Inc.†	190	4,290

		740,710

Commercial Services-Finance - 2.2%

Automatic Data Processing, Inc.	53,564	2,793,363
H&R Block, Inc.	79,864	1,219,523
Mastercard, Inc., Class A	6,213	2,525,647
Paychex, Inc.	54,040	1,619,579
Visa, Inc., Class A	29,597	3,409,574
Western Union Co.	80,480	1,319,872

		12,887,558

Computer Aided Design - 0.1%

Autodesk, Inc.†	13,040	417,541

Computer Services - 0.9%

Accenture PLC, Class A	69,067	3,943,726
Cognizant Technology Solutions Corp., Class A†	19,210	1,118,983
Computer Sciences Corp.	13,324	354,951

		5,417,660

Computer Software - 0.0%

Akamai Technologies, Inc.†	4,519	132,587

Computers - 5.6%

Apple, Inc.†	46,921	27,107,669
Dell, Inc.†	174,054	2,146,086
Hewlett-Packard Co.	135,688	3,077,404

		32,331,159

Computers-Integrated Systems - 0.1%

Teradata Corp.†	4,500	299,160

Computers-Memory Devices - 0.9%

EMC Corp.†	148,039	3,530,730
NetApp, Inc.†	15,721	467,857
SanDisk Corp.†	15,579	509,433

Western Digital Corp.†	16,530	518,877

		5,026,897

Consulting Services - 0.1%

SAIC, Inc.	27,570	306,303

Containers-Metal/Glass - 0.1%

Ball Corp.	614	24,542
Owens-Illinois, Inc.†	16,302	318,541

		343,083

Cosmetics & Toiletries - 3.4%

Avon Products, Inc.	17,835	295,169
Colgate-Palmolive Co.	29,384	2,888,447
Procter & Gamble Co.	263,496	16,413,166

		19,596,782

Cruise Lines - 0.4%

Carnival Corp.	68,309	2,192,036

Data Processing/Management - 0.2%

Dun & Bradstreet Corp.	1,000	67,570
Fidelity National Information Services, Inc.	20,771	680,873
Fiserv, Inc.†	2,800	188,804

		937,247

Dialysis Centers - 0.1%

DaVita, Inc.†	6,816	553,800

Distribution/Wholesale - 0.4%

Fastenal Co.	21,643	957,270
WW Grainger, Inc.	5,610	1,086,376

		2,043,646

Diversified Banking Institutions - 2.3%

Citigroup, Inc.	165,001	4,374,176
JPMorgan Chase & Co.	218,200	7,233,330
Morgan Stanley	106,988	1,429,360

		13,036,866

Diversified Manufacturing Operations - 1.5%

Cooper Industries PLC	16,138	1,137,729
Danaher Corp.	56,698	2,946,595
Dover Corp.	19,800	1,119,888
Eaton Corp.	22,848	974,696
Ingersoll-Rand PLC	24,641	1,017,920
Parker Hannifin Corp.	18,613	1,521,426

		8,718,254

E-Commerce/Products - 1.5%

Amazon.com, Inc.†	19,786	4,212,637
eBay, Inc.†	114,923	4,503,832
Netflix, Inc.†	2,772	175,856

		8,892,325

E-Commerce/Services - 0.3%

Expedia, Inc.	5,692	261,206
priceline.com, Inc.†	2,032	1,270,996

		1,532,202

Electric Products-Misc. - 0.6%

Emerson Electric Co.	70,644	3,304,020
Molex, Inc.	11,384	262,629

		3,566,649

Electric-Integrated - 2.2%

CMS Energy Corp.	51,431	1,198,342
Consolidated Edison, Inc.	75,431	4,553,015
Integrys Energy Group, Inc.	30,078	1,627,220
Northeast Utilities	10,426	375,440
Pepco Holdings, Inc.	119,076	2,269,589
TECO Energy, Inc.	48,638	846,301
Wisconsin Energy Corp.	49,845	1,886,135

		12,756,042

Electronic Components-Misc. - 0.1%

Jabil Circuit, Inc.	23,609	451,640

Electronic Components-Semiconductors - 2.3%

Advanced Micro Devices, Inc.†	34,057	207,067
Altera Corp.	26,040	869,996
Broadcom Corp., Class A†	30,634	991,010
First Solar, Inc.†	4,691	58,919
Intel Corp.	361,656	9,345,191
Microchip Technology, Inc.	16,807	521,353
NVIDIA Corp.†	29,366	365,019
Xilinx, Inc.	19,173	612,961

		12,971,516

Electronic Forms - 0.2%

Adobe Systems, Inc.†	36,630	1,137,362

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.	29,380	1,194,591
FLIR Systems, Inc.	9,301	198,390

		1,392,981

Electronics-Military - 0.2%

L-3 Communications Holdings, Inc.	21,292	1,451,902

Engineering/R&D Services - 0.2%

Fluor Corp.	16,356	766,769
Jacobs Engineering Group, Inc.†	12,981	461,085

		1,227,854

Engines-Internal Combustion - 0.3%

Cummins, Inc.	19,945	1,933,668

Enterprise Software/Service - 1.5%

BMC Software, Inc.†	3,200	135,424
CA, Inc.	52,498	1,305,625
Oracle Corp.	264,427	6,999,383

		8,440,432

Filtration/Separation Products - 0.1%

Pall Corp.	6,300	350,658

Finance-Consumer Loans - 0.1%

SLM Corp.	42,123	588,458

Finance-Credit Card - 2.5%

American Express Co.	217,822	12,161,002
Discover Financial Services	61,063	2,021,796

		14,182,798

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	72,169	899,226

E*TRADE Financial Corp.†	10,000	84,900

		984,126

Finance-Other Services - 0.3%

CME Group, Inc.	5,197	1,338,591
NYSE Euronext	22,451	545,784

		1,884,375

Food-Misc./Diversified - 1.9%

Campbell Soup Co.	59,496	1,886,023
General Mills, Inc.	90,135	3,450,368
H.J. Heinz Co.	56,534	3,000,825
Kellogg Co.	58,850	2,870,703

		11,207,919

Food-Retail - 0.3%

Safeway, Inc.	27,200	517,344
SUPERVALU, Inc.	26,222	118,523
Whole Foods Market, Inc.	15,741	1,394,810

		2,030,677

Food-Wholesale/Distribution - 0.7%

Sysco Corp.	148,290	4,138,774

Gas-Distribution - 1.2%

AGL Resources, Inc.	110,400	4,137,792
CenterPoint Energy, Inc.	92,557	1,872,428
NiSource, Inc.	47,228	1,184,951

		7,195,171

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	15,020	276,368

Hotel/Motels - 0.3%

Marriott International, Inc., Class A	39,094	1,513,329

Human Resources - 0.0%

Robert Half International, Inc.	7,203	204,709

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	18,858	1,367,394

Industrial Gases - 0.8%

Praxair, Inc.	43,018	4,570,232

Instruments-Scientific - 0.3%

Thermo Fisher Scientific, Inc.	32,497	1,640,449

Insurance Brokers - 0.6%

Aon PLC	25,274	1,175,241
Marsh & McLennan Cos., Inc.	63,004	2,014,868

		3,190,109

Insurance-Life/Health - 0.5%

Aflac, Inc.	24,513	982,481
Lincoln National Corp.	10,908	225,469
Prudential Financial, Inc.	34,576	1,606,055

		2,814,005

Insurance-Multi-line - 1.8%

ACE, Ltd.	58,684	4,244,614
Assurant, Inc.	4,800	160,224
Cincinnati Financial Corp.	14,757	532,433
Genworth Financial, Inc., Class A†	20,152	105,596
Hartford Financial Services Group, Inc.	47,356	796,528
Loews Corp.	64,570	2,511,127
MetLife, Inc.	71,073	2,076,042

		10,426,564

Insurance-Property/Casualty - 1.2%

Chubb Corp.	40,161	2,894,403
Progressive Corp.	40,643	883,172
Travelers Cos., Inc.	47,803	2,987,210

		6,764,785

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†	3,416	353,488

Internet Security - 0.2%

Symantec Corp.†	45,242	671,391
VeriSign, Inc.†	5,600	214,088

		885,479

Investment Management/Advisor Services - 0.9%

Ameriprise Financial, Inc.	18,433	883,309
BlackRock, Inc.	12,842	2,193,414
Franklin Resources, Inc.	9,556	1,020,485
Invesco, Ltd.	39,577	860,800
T. Rowe Price Group, Inc.	3,807	219,245

		5,177,253

Machinery-Construction & Mining - 0.1%

Joy Global, Inc.	5,903	329,742

Machinery-General Industrial - 0.2%

Roper Industries, Inc.	9,383	949,747

Machinery-Pumps - 0.1%

Flowserve Corp.	6,081	625,005

Medical Information Systems - 0.1%

Cerner Corp.†	7,651	596,472

Medical Instruments - 0.6%

Intuitive Surgical, Inc.†	1,181	617,781
Medtronic, Inc.	70,067	2,581,268
St. Jude Medical, Inc.	14,244	547,255

		3,746,304

Medical Labs & Testing Services - 0.2%

Quest Diagnostics, Inc.	17,436	992,108

Medical Products - 0.2%

Hospira, Inc.†	5,099	159,395
Stryker Corp.	15,681	806,787

		966,182

Medical-Biomedical/Gene - 2.4%

Amgen, Inc.	75,033	5,216,294
Biogen Idec, Inc.†	18,598	2,431,689
Celgene Corp.†	42,705	2,914,616
Gilead Sciences, Inc.†	56,106	2,802,495
Life Technologies Corp.†	18,231	745,830

		14,110,924

Medical-Drugs - 4.4%

Allergan, Inc.	4,549	410,547
Bristol-Myers Squibb Co.	184,598	6,154,497
Forest Laboratories, Inc.†	51,483	1,801,905
Johnson & Johnson	268,799	16,781,122

		25,148,071

Medical-Generic Drugs - 0.3%

Mylan, Inc.†	41,495	899,197
Perrigo Co.	6,652	691,076
Watson Pharmaceuticals, Inc.†	3,300	235,257

		1,825,530

Medical-HMO - 2.2%

Aetna, Inc.	33,379	1,364,867
Cigna Corp.	23,454	1,029,865
Coventry Health Care, Inc.	11,298	343,459
Humana, Inc.	14,611	1,116,134
UnitedHealth Group, Inc.	110,443	6,159,406
WellPoint, Inc.	38,765	2,612,374

		12,626,105

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†	332	1,564

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc.	12,229	584,302

Motorcycle/Motor Scooter - 0.2%

Harley-Davidson, Inc.	22,124	1,065,934

Multimedia - 2.8%

News Corp., Class A	185,823	3,567,802
Time Warner, Inc.	119,283	4,111,685
Viacom, Inc., Class B	52,266	2,494,656
Walt Disney Co.	126,616	5,787,617

		15,961,760

Networking Products - 1.0%

Cisco Systems, Inc.	362,200	5,914,726

Non-Hazardous Waste Disposal - 0.4%

Republic Services, Inc.	83,320	2,196,315

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	35,156	479,528

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	10,430	303,617

Oil & Gas Drilling - 0.2%

Diamond Offshore Drilling, Inc.	7,692	447,521
Helmerich & Payne, Inc.	6,613	299,569
Nabors Industries, Ltd.†	16,931	229,415
Noble Corp.	11,952	373,739

		1,350,244

Oil Companies-Exploration & Production - 2.5%

Anadarko Petroleum Corp.	41,199	2,513,139
Apache Corp.	28,499	2,319,249
Cabot Oil & Gas Corp.	7,603	247,402
Chesapeake Energy Corp.	41,079	694,235
Denbury Resources, Inc.†	30,485	460,933
Devon Energy Corp.	32,353	1,925,650
EOG Resources, Inc.	18,807	1,867,535
EQT Corp.	23,018	1,067,575
Newfield Exploration Co.†	6,798	203,668
Noble Energy, Inc.	13,382	1,130,244
Pioneer Natural Resources Co.	7,635	738,304
QEP Resources, Inc.	25,454	669,949
Range Resources Corp.	2,418	138,890
Southwestern Energy Co.†	13,928	390,402

		14,367,175

Oil Companies-Integrated - 0.7%

Marathon Petroleum Corp.	55,233	1,992,254
Murphy Oil Corp.	41,821	1,949,695

		3,941,949

Oil Field Machinery & Equipment - 0.6%

Cameron International Corp.†	13,877	634,040
FMC Technologies, Inc.†	14,404	579,617
National Oilwell Varco, Inc.	33,471	2,234,189

		3,447,846

Oil-Field Services - 1.2%

Halliburton Co.	60,700	1,824,642
Schlumberger, Ltd.	84,939	5,372,392

		7,197,034

Pharmacy Services - 0.5%

Express Scripts Holding Co.†	53,441	2,789,086

Pipelines - 1.4%

ONEOK, Inc.	20,985	1,741,545
Spectra Energy Corp.	139,073	3,992,786
Williams Cos., Inc.	80,920	2,470,488

		8,204,819

Quarrying - 0.1%

Vulcan Materials Co.	11,472	397,505

Real Estate Investment Trusts - 1.7%

American Tower Corp.	11,436	741,968
Equity Residential	6,810	416,091
HCP, Inc.	25,947	1,059,675
Host Hotels & Resorts, Inc.	61,953	945,403
ProLogis, Inc.	32,543	1,040,725
Public Storage	6,499	867,422
Simon Property Group, Inc.	23,021	3,396,058
Ventas, Inc.	12,131	713,545
Vornado Realty Trust	5,882	481,853

		9,662,740

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	14,778	243,098

Retail-Apparel/Shoe - 0.3%

Gap, Inc.	3,058	81,037
Limited Brands, Inc.	21,676	961,547
Ross Stores, Inc.	9,602	607,135

		1,649,719

Retail-Auto Parts - 0.1%

O’Reilly Automotive, Inc.†	8,738	837,013

Retail-Automobile - 0.1%

CarMax, Inc.†	22,743	641,580

Retail-Bedding - 0.2%

Bed Bath & Beyond, Inc.†	12,743	920,682

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	56,700	1,061,424

Retail-Discount - 1.3%

Costco Wholesale Corp.	32,265	2,787,373
Dollar Tree, Inc.†	8,843	912,421

Target Corp.	66,900	3,874,179

		7,573,973

Retail-Drug Store - 1.0%

CVS Caremark Corp.	131,331	5,902,015

Retail-Office Supplies - 0.2%

Staples, Inc.	76,424	1,004,211

Retail-Regional Department Stores - 0.1%

Macy’s, Inc.	23,200	882,760

Retail-Restaurants - 0.6%

Chipotle Mexican Grill, Inc.†	1,241	512,620
Starbucks Corp.	57,273	3,143,715

		3,656,335

Savings & Loans/Thrifts - 0.1%

Hudson City Bancorp, Inc.	48,677	301,797

Schools - 0.0%

DeVry, Inc.	255	6,969

Semiconductor Components-Integrated Circuits - 1.7%

Analog Devices, Inc.	34,706	1,262,257
Linear Technology Corp.	27,113	786,819
QUALCOMM, Inc.	130,358	7,470,817

		9,519,893

Semiconductor Equipment - 0.4%

Applied Materials, Inc.	125,759	1,299,091
KLA-Tencor Corp.	16,099	737,817

		2,036,908

Steel-Specialty - 0.0%

Allegheny Technologies, Inc.	8,100	260,172

Telecom Equipment-Fiber Optics - 0.0%

JDS Uniphase Corp.†	6,547	66,452

Telecommunication Equipment - 0.2%

Harris Corp.	16,415	652,989
Juniper Networks, Inc.†	36,974	635,953

		1,288,942

Telephone-Integrated - 1.2%

CenturyLink, Inc.	105,200	4,125,944
Frontier Communications Corp.	131,212	490,733
Windstream Corp.	272,137	2,547,202

		7,163,879

Television - 0.3%

CBS Corp., Class B	52,177	1,665,490

Toys - 0.1%

Mattel, Inc.	17,217	535,965

Transport-Rail - 1.3%

CSX Corp.	145,544	3,040,414
Norfolk Southern Corp.	67,586	4,428,235

		7,468,649

Transport-Services - 1.0%

C.H. Robinson Worldwide, Inc.	20,688	1,205,283
Expeditors International of Washington, Inc.	25,676	982,107
FedEx Corp.	35,945	3,204,137
Ryder System, Inc.	3,584	154,865

		5,546,392

Vitamins & Nutrition Products - 0.2%

Mead Johnson Nutrition Co.	16,663	1,345,371

Web Portals/ISP - 1.8%

Google, Inc., Class A†	15,770	9,160,162
Yahoo!, Inc.†	66,379	1,011,616

		10,171,778

Wireless Equipment - 0.6%

Crown Castle International Corp.†	30,600	1,670,760
Motorola Solutions, Inc.	43,152	2,074,747

		3,745,507

Total Long-Term Investment Securities
(cost $519,224,474)		560,354,803

SHORT-TERM INVESTMENT SECURITIES - 0.3%
U.S. Government Treasuries - 0.3%
United States Treasury Bills 0.08% due 06/14/12 (1) (cost $1,999,942)	$2,000,000	1,999,942

REPURCHASE AGREEMENT - 2.1%
State Street Bank and Trust Co. Joint Repurchase Agreement (2) (cost $11,825,000)	11,825,000	11,825,000

TOTAL INVESTMENTS (cost $533,049,416) (3)	99.8%	574,179,745
Other assets less liabilities	0.2	949,295

NET ASSETS	100.0%	$575,129,040

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for details of Joint Repurchase Agreement.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2012	Unrealized Appreciation (Depreciation)
226	Long	S&P 500 E-Mini Index	June 2012	$15,606,953	$14,793,960	$(812,993)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$32,331,159	$—	$—	$32,331,159
Other Industries*	528,023,644	—	—	528,023,644
Short-Term Investment Securities:
U.S. Government Treasuries	—	1,999,942	—	1,999,942
Repurchase Agreement	—	11,825,000	—	11,825,000

Total	$560,354,803	$13,824,942	$—	$574,179,745

LIABILITIES:
Other Financial Instruments@
Open Futures Contracts - Depreciation	$812,993	$—	$—	$812,993

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2012 (unaudited)

Security Description	Principal Amount(15)/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 3.8%
Diversified Financial Services - 3.8%

Avis Budget Rental Car Funding AESOP LLC Series 2010-5A, Class A 3.15% due 03/20/17*	$30,000	$31,438
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/34(1)	212,093	207,858
Banc of America Funding Corp. Series 2005-8, Class 2A4 6.00% due 01/25/36(1)	86,273	85,327
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/41*	33,568	35,888
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/17	100,000	108,584
Citibank Omni Master Trust Series 2009-A17, Class A17 4.90% due 11/15/18*	1,500,000	1,639,409
Citicorp Mtg. Securities, Inc. Series 2006-4, Class 1A2 6.00% due 08/25/36(1)	255,142	245,111
Citigroup Commercial Mtg. Trust Series 2006-C5, Class A4 5.43% due 10/15/49(2)	3,000,000	3,365,745
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/49(2)	1,000,000	1,143,100
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.81% due 02/25/34	76,160	68,434
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/35(1)	355,218	354,139
Countrywide Home Loan Mtg. Pass Through Trust Series 2007-14, Class A19 6.00% due 09/25/37(1)	472,322	422,685
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/20	200,000	241,103
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	173,750	180,269
FDIC Structured Sale Guar. Notes Series 2010-S1, Class 2A 3.25% due 04/25/38*(1)	2,098,154	2,149,348
Ford Credit Floorplan Master Owner Trust Series 2010-3, Class A1 4.20% due 02/15/17*	1,125,000	1,214,813
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.79% due 08/10/45(2)	1,121,205	1,223,820
GSR Mtg. Loan Trust Series 2007-1F, Class 3A14 5.75% due 01/25/37(1)	269,258	251,138
GSR Mtg. Loan Trust Series 2007-1F, Class 3A13 6.00% due 01/25/37(1)	400,000	356,938
Hertz Vehicle Financing LLC Series 2011-1A, Class B1 4.17% due 03/25/16*	200,000	208,537
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP7, Class AM 5.87% due 04/15/45(2)	723,588	763,730
LB-UBS Commercial Mtg. Trust Series 2005-C3, Class AM 4.79% due 07/15/40(2)	1,000,000	1,053,920
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.87% due 06/15/38(2)	750,000	846,877
Morgan Stanley Re-REMIC Trust VRS Series 2010-GG10, Class A4B 5.81% due 08/15/45*(2)	567,296	569,705
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 5.06% due 08/25/34	235,946	230,962
Nordstrom Private Label Credit Card Master Note Trust Series 2011-1A, Class A 2.28% due 11/15/19*	1,067,000	1,100,913
Park Place Securities, Inc. FRS Series 2004-WWF1, Class M2 0.92% due 12/25/34	134,209	131,687
SLM Student Loan Trust Series 2012-C, Class A2 3.34% due 10/15/46*	380,000	379,951
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	203,700	212,899
Wachovia Bank Commercial Mtg. Trust VRS Series 2003-C7, Class J 5.36% due 10/15/35*(2)	2,750,000	1,831,500
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/45(2)	954,000	1,013,750
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-8, Class A2 0.64% due 07/25/36(1)	132,258	131,127
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/36(1)	282,145	276,890
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/37(1)	325,613	307,860

Total Asset Backed Securities (cost $22,827,300)		22,385,455

U.S. CORPORATE BONDS & NOTES - 40.8%
Advertising Agencies - 0.1%

Omnicom Group, Inc. Senior Notes 3.63% due 05/01/22	831,000	845,183

Advertising Services - 0.2%

Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*	1,065,000	415,350
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	610,000	576,450

		991,800

Aerospace/Defense - 0.2%

Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	331,000	372,035
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	512,000	643,171

		1,015,206

Aerospace/Defense-Equipment - 0.5%

Sequa Corp. Company Guar. Notes 11.75% due 12/01/15*	875,000	928,594
United Technologies Corp. Senior Notes 1.80% due 06/01/17	640,000	648,578
United Technologies Corp. Senior Notes 4.50% due 06/01/42	1,134,000	1,214,528

		2,791,700

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co. Senior Notes 5.77% due 03/01/41	614,000	772,613

Airlines - 0.1%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 04/02/14	14,546	14,546
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	322,755	322,755
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	270,161	232,339

		569,640

Auto-Cars/Light Trucks - 0.5%

Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/21	1,940,000	1,944,850
Ford Motor Co. Senior Notes 7.40% due 11/01/46	795,000	954,000

		2,898,850

Banks-Commercial - 1.3%

Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	854,000	911,979
Branch Banking & Trust Co. FRS Sub. Notes 0.77% due 05/23/17	272,000	252,843
CIT Group, Inc. Senior Notes 5.50% due 02/15/19*	1,125,000	1,094,062
HSBC USA, Inc. Senior Notes 2.38% due 02/13/15	1,969,000	1,975,305
KeyBank NA Sub. Notes 7.41% due 10/15/27	52,000	58,750
Synovus Financial Corp. Senior Notes 7.88% due 02/15/19	975,000	1,021,313
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	725,000	800,821
Zions Bancorp. Senior Notes 4.50% due 03/27/17	1,529,000	1,534,162

		7,649,235

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/15	937,000	940,361
State Street Capital Trust IV FRS Limited Guar. Notes 1.47% due 06/15/37	454,000	331,079

		1,271,440

Banks-Money Center - 0.1%

Comerica Bank Sub. Notes 5.20% due 08/22/17	448,000	497,278

Banks-Super Regional - 1.0%

Capital One Capital VI Limited Guar. Notes 8.88% due 05/15/40	294,000	299,809
Capital One Financial Corp. FRS Senior Notes 1.62% due 07/15/14	359,000	356,239
Capital One Financial Corp. Senior Notes 2.15% due 03/23/15	1,268,000	1,273,449
Capital One Financial Corp. Senior Notes 3.15% due 07/15/16	260,000	269,862

Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	301,000	355,438
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	175,000	190,672
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 1.70% due 07/20/12*(5)	30,000	22,990
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	28,000	29,250
US Bancorp Senior Notes 1.65% due 05/15/17	1,574,000	1,571,016
Wachovia Corp. Senior Notes 5.75% due 02/01/18	803,000	930,170
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(5)	150,000	163,125
Wells Fargo Bank NA FRS Sub. Notes 0.68% due 05/16/16	290,000	278,396

		5,740,416

Brewery - 0.4%

Molson Coors Brewing Co. Company Guar. Notes 2.00% due 05/01/17	389,000	391,722
Molson Coors Brewing Co. Company Guar. Notes 5.00% due 05/01/42	960,000	1,022,504
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/22*	1,040,000	1,102,008

		2,516,234

Broadcast Services/Program - 0.3%

Discovery Communications LLC Company Guar. Notes 4.95% due 05/15/42	454,000	474,604
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	1,100,000	1,149,500

		1,624,104

Building & Construction Products-Misc. - 0.3%

Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	1,080,000	1,104,300
Interline Brands, Inc. Company Guar. Notes 7.00% due 11/15/18	680,000	700,400

		1,804,700

Building Products-Cement - 0.5%

Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16	1,075,000	986,312
Headwaters, Inc. Sec. Notes 7.63% due 04/01/19	1,950,000	1,872,000

		2,858,312

Building-Heavy Construction - 0.1%

New Enterprise Stone & Lime Co. Company Guar. Notes 11.00% due 09/01/18	520,000	401,700

Building-Residential/Commercial - 0.6%

Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	1,050,000	871,500
KB Home Company Guar. Notes 9.10% due 09/15/17	507,000	513,338
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/22*	575,000	583,625
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	975,000	1,046,906
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/20*	450,000	463,500

		3,478,869

Cable/Satellite TV - 1.3%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	1,650,000	1,687,125
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	333,000	376,349
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	1,990,000	2,298,460
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/17	1,251,000	1,254,349
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/42	505,000	502,893
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	1,305,000	1,419,188
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	210,000	268,600

		7,806,964

Capacitors - 0.4%

Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18*	1,000,000	1,040,000
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18	1,000,000	1,042,500

		2,082,500

Casino Hotels - 0.9%

CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 11.50% due 01/15/17(3)	1,767,441	1,891,162
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	980,000	1,009,400
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,735,000	1,843,437
Station Casinos LLC Company Guar. Notes 3.65% due 06/18/18*(4)	1,015,000	761,250

		5,505,249

Casino Services - 0.2%

Chukchansi Economic Development Authority Sec. Notes 9.75% due 11/15/20*	679,000	543,200
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/15	308,000	335,720
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/15	410,000	446,900

		1,325,820

Cellular Telecom - 1.1%

Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	1,704,000	1,797,720
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	2,550,000	2,492,625
Sprint Nextel Corp. Senior Notes 6.00% due 12/01/16	1,457,000	1,333,155
Sprint Nextel Corp. Senior Notes 9.13% due 03/01/17*	720,000	714,600

		6,338,100

Chemicals-Other - 0.2%

Taminco Global Chemical Corp. Senior Sec. Notes 9.75% due 03/31/20*	1,075,000	1,093,813

Chemicals-Specialty - 0.3%

Eastman Chemical Co. Senior Notes 2.40% due 06/01/17	470,000	471,983
Eastman Chemical Co. Senior Notes 4.80% due 09/01/42	567,000	560,906
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	290,000	372,151
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	214,000	287,975

		1,693,015

Coal - 0.5%

Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	665,000	595,175
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18(7)	744,000	366,420
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/20*	815,000	815,000
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19	1,410,000	1,395,900

		3,172,495

Commercial Services-Finance - 0.1%

Alliance Data Systems Corp. Notes 6.38% due 04/01/20*	750,000	746,250

Computer Services - 0.4%

Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	375,000	404,760
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	900,000	938,250
International Business Machines Corp. Senior Notes 1.25% due 02/06/17	408,000	406,709
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	280,000	369,362

		2,119,081

Computers - 0.1%

Hewlett-Packard Co. Senior Notes 2.60% due 09/15/17	559,000	551,643

Consumer Products-Misc. - 0.4%

American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	523,000	368,715

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	830,000	877,725
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Notes 9.88% due 08/15/19*	925,000	922,687

		2,169,127

Containers-Metal/Glass - 0.3%

Ball Corp. Company Guar. Notes 7.38% due 09/01/19	891,000	975,645
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	755,000	792,750

		1,768,395

Containers-Paper/Plastic - 0.4%

Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	400,000	442,000
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/16*	1,395,000	1,464,750
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/19*	659,000	654,057

		2,560,807

Data Processing/Management - 0.2%

Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	950,000	978,500

Distribution/Wholesale - 0.1%

McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16	345,000	369,150

Diversified Banking Institutions - 1.4%

Bank of America Corp. Sub. Notes 5.42% due 03/15/17	277,000	279,525
Bank of America Corp. Senior Notes 5.75% due 12/01/17	297,000	309,020
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	49,000	53,483
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	515,000	530,607
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	279,000	275,432
GMAC LLC Sub. Notes 8.00% due 12/31/18	1,500,000	1,620,000
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/15	1,150,000	1,133,303
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	521,000	543,949
JPMorgan Chase & Co. Notes 1.88% due 03/20/15	1,290,000	1,289,079
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	476,000	489,971
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	588,000	662,784
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(5)	243,000	263,524
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.47% due 05/15/77	91,000	63,011
Morgan Stanley Senior Notes 6.63% due 04/01/18	650,000	659,772

		8,173,460

Diversified Financial Services - 0.9%

Associates Corp. of North America Senior Notes 6.95% due 11/01/18	1,330,000	1,487,561
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	2,958,000	3,638,491

		5,126,052

Diversified Manufacturing Operations - 0.3%

3M Co. Senior Notes 1.38% due 09/29/16	217,000	221,632
General Electric Co. Senior Notes 5.25% due 12/06/17	140,000	163,280
Harsco Corp. Senior Notes 2.70% due 10/15/15	597,000	606,592
JB Poindexter & Co., Inc. Notes 9.00% due 04/01/22*	975,000	975,000

		1,966,504

Electric-Generation - 0.6%

AES Corp. Senior Notes 8.00% due 10/15/17	865,000	960,150
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	1,310,000	1,410,205
Edison Mission Energy Senior Notes 7.63% due 05/15/27	1,230,000	636,525

Midwest Generation LLC Pass Through Certs., Series B 8.56% due 01/02/16	161,222	148,324
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	425,889	417,371

		3,572,575

Electric-Integrated - 1.2%

Carolina Power & Light Co. 1st. Mtg. Notes 4.10% due 05/15/42	567,000	590,305
Cleco Power LLC Senior Notes 6.00% due 12/01/40	187,000	226,060
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	336,000	399,998
Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/14	756,000	772,451
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 06/01/42	794,000	826,842
Georgia Power Co. Senior Notes 3.00% due 04/15/16	153,000	164,139
Georgia Power Co. Senior Notes 4.30% due 03/15/42	569,000	586,739
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/22(4)	556,000	602,433
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/17	236,967	241,707
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	408,000	520,542
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	281,000	308,856
SCANA Corp. Senior Notes 4.13% due 02/01/22	618,000	627,577
South Carolina Electric & Gas Co. 1st. Mtg. Notes 4.35% due 02/01/42	659,000	685,126
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/42	303,000	316,729

		6,869,504

Electric-Transmission - 0.2%

Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/22*	1,026,000	1,041,959

Electronic Components-Semiconductors - 0.3%

Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	1,255,000	1,320,888
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	214,000	265,959

		1,586,847

Electronics-Military - 0.0%

L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	256,000	275,049

Engineering/R&D Services - 0.2%

URS Corp. Senior Notes 3.85% due 04/01/17*	1,055,000	1,046,227

Enterprise Software/Service - 0.2%

Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/19	1,135,000	1,137,838

Finance-Auto Loans - 0.2%

General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18	910,000	976,951

Finance-Commercial - 0.0%

Textron Financial Corp. Senior Notes 5.40% due 04/28/13	153,000	157,548

Finance-Credit Card - 0.0%

Capital One Capital III Limited Guar. Bonds 7.69% due 08/15/36	171,000	172,710

Finance-Investment Banker/Broker - 0.5%

Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/17	535,000	579,819
Lehman Brothers Holdings Capital Trust VII FRS Escrow Notes 0.00% due 07/09/12†	101,000	10
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/16†	97,000	22,189
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/17†	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/38†	143,000	14
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	1,733,000	1,780,547
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	106,000	120,501

Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	297,000	304,363

		2,807,454

Finance-Leasing Companies - 0.4%

Air Lease Corp. Senior Notes 5.63% due 04/01/17*	1,287,000	1,258,042
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	613,000	639,710
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	144,000	153,730

		2,051,482

Finance-Other Services - 0.3%

National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/15	493,000	496,484
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	1,290,000	1,193,250

		1,689,734

Financial Guarantee Insurance - 0.3%

Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	2,630,000	1,775,250

Firearms & Ammunition - 0.1%

FGI Operating Co., LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/20*	575,000	590,813

Food-Meat Products - 0.2%

JBS USA LLC/JBS USA Finance, Inc. Senior Notes 8.25% due 02/01/20*	940,000	897,700

Food-Misc./Diversified - 0.5%

Kraft Foods Group, Inc. Company Guar. Notes 1.63% due 06/04/15*	382,000	386,754
Kraft Foods Group, Inc. Company Guar. Notes 2.25% due 06/05/17*	304,000	309,928
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/22*	1,094,000	1,118,134
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/42*	1,094,000	1,136,242

		2,951,058

Funeral Services & Related Items - 0.3%

Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	1,485,000	1,496,137

Gambling (Non-Hotel) - 0.0%

Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*(9)	547,698	260,157

Gas-Distribution - 0.1%

Boston Gas Co. Senior Notes 4.49% due 02/15/42*	499,000	539,437
Southern Union Co. Senior Notes 7.60% due 02/01/24	198,000	239,515

		778,952

Gas-Transportation - 0.1%

Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/13	820,000	854,850

Home Furnishings - 0.3%

Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	886,000	837,270
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/14	1,075,000	1,040,062

		1,877,332

Independent Power Producers - 0.6%

Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	690,000	731,400
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	1,450,000	1,348,500
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18	285,000	284,287
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	925,000	911,125

		3,275,312

Insurance-Life/Health - 0.1%

Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	145,000	150,471
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	187,000	187,649
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	462,000	499,853

		837,973

Insurance-Multi-line - 0.7%

Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	950,000	921,936
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	800,000	878,023
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	1,600,000	1,648,000
Metropolitan Life Global Funding I Senior Sec. Notes 2.00% due 01/09/15*	609,000	619,040

		4,066,999

Insurance-Mutual - 0.3%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	135,000	142,902
New York Life Global Funding Sec. Notes 1.65% due 05/15/17*	1,476,000	1,465,566

		1,608,468

Marine Services - 0.3%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	1,546,000	1,561,460

Medical Instruments - 0.4%

Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	1,785,000	1,767,150
Medtronic, Inc. Senior Notes 4.50% due 03/15/42	509,000	549,236

		2,316,386

Medical Products - 0.2%

Baxter International, Inc. Senior Notes 1.85% due 01/15/17	239,000	245,188
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	244,000	332,735
Universal Hospital Services, Inc. FRS Sec. Notes 8.50% due 06/01/15(3)	600,000	611,250

		1,189,173

Medical-Biomedical/Gene - 0.4%

Amgen, Inc. Senior Notes 3.63% due 05/15/22	975,000	994,619
Amgen, Inc. Senior Notes 5.38% due 05/15/43	794,000	852,392
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/21	316,000	346,397

		2,193,408

Medical-Drugs - 0.2%

Johnson & Johnson Notes 5.55% due 08/15/17	330,000	401,702
Valeant Pharmaceuticals International Company Guar. Notes 6.50% due 07/15/16*	910,000	928,200

		1,329,902

Medical-HMO - 0.4%

Aetna, Inc. Senior Notes 1.75% due 05/15/17	591,000	589,047
AMERIGROUP Corp. Senior Notes 7.50% due 11/15/19	850,000	909,500
Cigna Corp. Senior Notes 5.38% due 02/15/42	567,000	607,900
Cigna Corp. Senior Notes 6.15% due 11/15/36	259,000	307,856

		2,414,303

Medical-Hospitals - 0.7%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17	1,220,000	1,220,000
HCA, Inc. Senior Notes 7.19% due 11/15/15	400,000	412,000
HCA, Inc. Senior Notes 7.50% due 11/15/95	1,352,000	1,041,040
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	760,000	838,850
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19	850,000	799,000

		4,310,890

Medical-Nursing Homes - 0.1%

Kindred Healthcare, Inc. Company Guar. Notes 8.25% due 06/01/19	550,000	478,500

Medical-Outpatient/Home Medical - 0.2%

Radiation Therapy Services, Inc. Sec. Notes 8.88% due 01/15/17*	1,075,000	1,034,688

Motion Pictures & Services - 0.1%

NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	425,000	463,250

MRI/Medical Diagnostic Imaging - 0.1%

Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	804,000	795,960

Multimedia - 0.3%

Haights Cross Operating Co. FRS Limited Guar. Notes 16.00% due 03/15/14†(6)(8)(9)	57,636	4,323
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	510,000	574,613
News America, Inc. Company Guar. Notes 8.45% due 08/01/34	348,000	439,760
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	325,000	448,603

		1,467,299

Music - 0.3%

WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	1,415,000	1,510,512

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Bonds 11.50% due 07/01/03†(8)(9)(10)(13)	75,000	0

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	620,000	661,078
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	152,000	181,600

		842,678

Oil & Gas Drilling - 0.1%

Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/22	752,000	761,609

Oil Companies-Exploration & Production - 2.3%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	855,000	842,175
Apache Corp. Senior Notes 4.75% due 04/15/43	560,000	613,866
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	935,000	977,075
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	460,000	487,600
Chesapeake Energy Corp. Company Guar. Notes 6.13% due 02/15/21	425,000	399,500
Chesapeake Energy Corp. Company Guar. Notes 9.50% due 02/15/15	1,295,000	1,366,225
Devon Energy Corp. Senior Notes 4.75% due 05/15/42	854,000	893,346
Encore Acquisition Co. Company Guar. Notes 9.50% due 05/01/16	490,000	534,100
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19	660,000	666,600
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/19*	762,000	725,805
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	590,000	625,400
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/16	780,000	600,600
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/19	535,000	518,950
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/22	575,000	569,250
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	667,000	722,027
Samson Investment Co. Senior Notes 9.75% due 02/15/20*	800,000	796,000
Southwestern Energy Co. Company Guar. Notes 4.10% due 03/15/22*	1,059,000	1,073,434
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	744,000	843,616

		13,255,569

Oil Companies-Integrated - 0.2%

Hess Corp. Senior Notes 7.88% due 10/01/29	495,000	653,965
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/41	165,000	182,979
Phillips 66 Company Guar. Notes 5.88% due 05/01/42*	454,000	484,518

		1,321,462

Oil Refining & Marketing - 0.2%

Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/14	420,000	443,100

Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/20	265,000	247,226
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	460,000	515,200

		1,205,526

Oil-Field Services - 0.5%

Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	615,000	584,250
Green Field Energy Services, Inc. Senior Sec. Notes 13.00% due 11/15/16*	1,430,000	1,401,400
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	307,000	321,582
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	580,000	598,850

		2,906,082

Paper & Related Products - 0.7%

Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	1,117,000	1,282,625
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	508,000	558,800
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	890,000	883,325
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	1,305,000	1,510,377

		4,235,127

Pharmacy Services - 0.3%

Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/15*	843,000	852,896
Express Scripts Holding Co. Company Guar. Notes 3.90% due 02/15/22*	1,054,000	1,093,636

		1,946,532

Pipelines - 1.0%

Chesapeake Midstream Partners LP/CHKM Finance Corp. Company Guar. Notes 6.13% due 07/15/22	940,000	893,000
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	600,000	625,500
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	950,000	1,026,000
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/42	757,000	803,628
Enterprise Products Operating LLC Company Guar. Notes 5.20% due 09/01/20	146,000	166,540
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	700,000	708,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	450,000	464,625
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/20	210,000	223,125
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/18	520,000	543,400
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	350,000	355,250

		5,809,818

Printing-Commercial - 0.2%

Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/21	925,000	888,000

Private Corrections - 0.2%

Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/21	850,000	877,625

Publishing-Newspapers - 0.2%

McClatchy Co. Senior Sec. Notes 11.50% due 02/15/17	1,260,000	1,272,600

Real Estate Investment Trusts - 0.9%

BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	308,000	315,884
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	308,000	315,532
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	695,000	741,705
HCP, Inc. Senior Notes 3.75% due 02/01/16	175,000	183,405
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/22*	790,000	789,013

Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	220,000	234,137
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/24*	1,175,000	1,160,312
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	1,170,000	1,234,350
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	169,000	176,627

		5,150,965

Real Estate Management/Services - 0.2%

Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19	1,395,000	1,436,850

Real Estate Operations & Development - 0.2%

First Industrial LP Senior Notes 5.75% due 01/15/16	1,380,000	1,425,885

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(8)(9)	1,625,000	163

Rental Auto/Equipment - 0.1%

United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	800,000	816,000

Retail-Apparel/Shoe - 0.1%

Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/21	790,000	847,275

Retail-Discount - 0.0%

Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	208,000	246,496

Retail-Drug Store - 0.4%

CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	261,550	289,567
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	550,862	624,837
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20	1,075,000	1,175,781

		2,090,185

Retail-Office Supplies - 0.3%

Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/19*	1,945,000	1,896,375

Retail-Propane Distribution - 0.1%

AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/20	140,000	137,900
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/22	280,000	274,400

		412,300

Retail-Regional Department Stores - 0.1%

Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	720,000	850,060

Retail-Restaurants - 0.3%

Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	880,000	946,000
McDonald’s Corp. Senior Notes 3.70% due 02/15/42	993,000	972,419

		1,918,419

Retail-Toy Stores - 0.2%

Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	1,200,000	1,234,500

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(8)(9)(10)(13)	25,000	0

Savings & Loans/Thrifts - 0.1%

First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/21	744,000	826,129

Schools - 0.2%

Northwestern University Bonds 4.20% due 12/01/47	691,000	760,155
University of Pennsylvania Senior Notes 4.67% due 09/01/12	521,000	584,307

		1,344,462

Seismic Data Collection - 0.1%

Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	745,000	521,500

Shipbuilding - 0.2%

Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18	1,275,000	1,319,625

Special Purpose Entities - 0.5%

MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/17*	1,530,000	1,547,638

Murray Street Investment Trust I VRS Company Guar. Notes 4.65% due 03/09/17(4)	1,182,000	1,171,965

		2,719,603

Steel Pipe & Tube - 0.2%

JMC Steel Group Senior Notes 8.25% due 03/15/18*	930,000	939,300

Steel-Producers - 0.4%

AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	1,380,000	1,276,500
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/20	300,000	322,500
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	875,000	892,500

		2,491,500

Storage/Warehousing - 0.1%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	533,000	559,650

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc. Senior Notes 4.70% due 03/15/37	804,000	819,682

Telecom Services - 0.4%

BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	270,000	320,540
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	25,000	21,750
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	125,000	108,750
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.27% due 12/11/23	250,000	217,500
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/20*	370,000	370,000
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	1,200,000	1,290,000

		2,328,540

Telecommunication Equipment - 0.1%

Harris Corp. Senior Notes 4.40% due 12/15/20	300,000	325,746

Telephone-Integrated - 0.8%

AT&T, Inc. Senior Notes 0.88% due 02/13/15	1,014,000	1,010,616
AT&T, Inc. Senior Notes 6.45% due 06/15/34	351,000	430,466
BellSouth Corp. Senior Notes 6.55% due 06/15/34	182,000	215,411
CenturyLink, Inc. Senior Notes 5.80% due 03/15/22	950,000	937,370
CenturyLink, Inc. Senior Notes 6.88% due 01/15/28	210,000	205,234
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	331,000	315,039
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	1,025,000	1,042,938
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	409,000	525,354

		4,682,428

Television - 0.1%

Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(3)	273,848	278,983

Theaters - 0.1%

National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/22*	640,000	638,400

Transport-Rail - 0.2%

Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/42	565,000	566,160
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	340,000	414,268

		980,428

Travel Services - 0.1%

Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/19*	613,000	608,403

Trucking/Leasing - 0.4%

Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/15*	741,000	746,665
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/17*	1,336,000	1,349,779

		2,096,444

Web Hosting/Design - 0.2%

Equinix, Inc. Senior Notes 8.13% due 03/01/18		930,000	1,016,025

Wire & Cable Products - 0.2%

Coleman Cable, Inc. Company Guar. Notes 9.00% due 02/15/18		1,125,000	1,167,187

Wireless Equipment - 0.0%

Motorola, Inc. Senior Notes 6.63% due 11/15/37		10,220	11,758

Total U.S. CORPORATE BONDS & NOTES (cost $237,662,428)			238,320,709

FOREIGN CORPORATE BONDS & NOTES - 8.7%
Auto/Truck Parts & Equipment-Original - 0.1%

Schaeffler Finance BV Senior Sec. Notes 7.75% due 02/15/17*		725,000	749,469

Banks-Commercial - 0.8%

Banco ABC Brasil SA Sub. Notes 7.88% due 04/08/20*		215,000	220,913
Banco Bradesco SA Senior Notes 4.50% due 01/12/17*		300,000	305,250
Banco de Bogota SA Senior Notes 5.00% due 01/15/17*		260,000	265,850
Banco do Brasil SA Sub. Notes 5.88% due 01/26/22*		390,000	388,050
Bank of Ceylon Senior Notes 6.88% due 05/03/17*		420,000	399,347
Bank of Nova Scotia Senior Notes 2.55% due 01/12/17		1,447,000	1,505,136
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*		267,000	267,864
Finansbank AS Senior Notes 5.50% due 05/11/16*		380,000	358,150
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*(5)		525,000	415,459
Turkiye Vakiflar Bankasi Tao Senior Notes 5.75% due 04/24/17*		373,000	368,573
Westpac Banking Corp. FRS Jr. Sub. Notes 0.93% due 09/28/12(5)		570,000	302,100

			4,796,692

Banks-Special Purpose - 0.2%

Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.75% due 09/25/15	NOK	8,400,000	1,430,867

Building & Construction Products-Misc. - 0.1%

Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/20*		360,000	355,500
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.75% due 02/03/22*		325,000	317,687

			673,187

Cellular Telecom - 0.2%

Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Notes 7.75% due 02/02/21*		800,000	747,424
VimpelCom Holdings BV Company Guar. Notes 7.50% due 03/01/22		430,000	389,950

			1,137,374

Chemicals-Diversified - 0.4%

LyondellBasell Industries NV Company Guar. Notes 5.75% due 04/15/24*		1,559,000	1,597,975
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*		1,100,000	1,166,000

			2,763,975

Computers-Memory Devices - 0.1%

Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18		880,000	948,200

Diversified Banking Institutions - 0.1%

Royal Bank of Scotland Group PLC FRS Jr. Sub. Notes 7.65% due 09/30/31(5)		613,000	467,413

Diversified Manufacturing Operations - 0.1%

Bombardier, Inc. Senior Notes 7.50% due 03/15/18*		385,000	419,650

Diversified Minerals - 0.4%

BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26		179,000	237,233
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/17*		775,000	742,063
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/16*		550,000	537,625
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.88% due 04/01/22*		1,175,000	1,130,937

Volcan Cia Minera SAA Senior Notes 5.38% due 02/02/22*	108,000	109,620

		2,757,478

Electric-Generation - 0.1%

Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/21*	200,000	216,000
Abu Dhabi National Energy Co. Senior Notes 6.17% due 10/25/17	115,000	129,375

		345,375

Electric-Integrated - 0.1%

Dubai Electricity & Water Authority Senior Notes 7.38% due 10/21/20	380,000	399,760

Electric-Transmission - 0.1%

Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/21*	335,000	345,888

Finance-Leasing Companies - 0.1%

Aircastle, Ltd. Senior Notes 7.63% due 04/15/20*	500,000	501,250
VEB-Leasing Via VEB Leasing Investment, Ltd. Senior Notes 5.13% due 05/27/16	320,000	315,200

		816,450

Finance-Other Services - 0.1%

Metalloinvest Finance, Ltd. Company Guar. Notes 6.50% due 07/21/16*	360,000	352,350

Food-Meat Products - 0.1%

Minerva Luxembourg SA Company Guar. Notes 12.25% due 02/10/22*	320,000	313,600

Gold Mining - 0.1%

Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	540,000	511,065

Independent Power Producers - 0.1%

AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(8)(9)(10)(11)	175,000	0
PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/21*	480,000	472,800

		472,800

Insurance-Multi-line - 0.2%

Aegon NV FRS Jr. Sub. Notes 2.25% due 07/15/14(5)	62,000	26,040
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(5)	1,050,000	921,375
XL Group PLC Senior Notes 6.38% due 11/15/24	142,000	158,803

		1,106,218

Medical-Drugs - 0.2%

GlaxoSmithKline Capital PLC Company Guar. Notes 0.75% due 05/08/15	983,000	981,269
Hypermarcas SA Senior Notes 6.50% due 04/20/21*	290,000	266,800

		1,248,069

Metal-Diversified - 0.1%

Vedanta Resources PLC Senior Notes 8.25% due 06/07/21*	380,000	328,700

Municipal Bonds - 0.1%

City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/16*	780,000	654,108

Oil & Gas Drilling - 0.2%

Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	313,000	359,370
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/38	201,000	233,158
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/31	504,000	603,571

		1,196,099

Oil Companies-Exploration & Production - 1.0%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31	1,161,000	1,449,604
Empresa Nacional del Petroleo Senior Notes 4.75% due 12/06/21*	300,000	306,212
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/21*	250,000	261,125
KazMunayGas National Co. Senior Notes 6.38% due 04/09/21*	240,000	253,661
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/19*	995,000	1,024,850
MIE Holdings Corp. Company Guar. Notes 9.75% due 05/12/16	310,000	296,825
Nexen, Inc. Senior Notes 6.40% due 05/15/37	717,000	787,720

Nexen, Inc. Senior Notes 7.50% due 07/30/39		623,000	761,242
PT Pertamina Persero Senior Notes 4.88% due 05/03/22*		335,000	321,600
QGOG Atlantic/Alaskan Rigs, Ltd. Senior Sec. Notes 5.25% due 07/30/18*		347,334	344,729

			5,807,568

Oil Companies-Integrated - 1.2%

BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/16*		1,168,000	1,226,946
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/17		905,000	905,673
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16		908,000	934,492
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15		992,000	1,044,336
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/22		918,000	932,421
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20		744,000	831,433
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/27		300,000	162,000
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/17		850,000	671,500
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/22*		285,000	299,250

			7,008,051

Oil-Field Services - 0.3%

Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/22		984,000	1,018,938
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/42		711,000	750,079

			1,769,017

Pipelines - 0.0%

Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/22*		200,000	204,000

Real Estate Operations & Development - 0.1%

Country Garden Holdings Co., Ltd. Senior Notes 11.13% due 02/23/18*		555,000	534,187

Retail-Major Department Stores - 0.1%

LS Finance 2017, Ltd. Company Guar. Notes 5.25% due 01/26/17		330,000	338,707

Satellite Telecom - 0.3%

Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(3)		1,125,000	1,105,312
Telesat Canada/Telesat LLC Company Guar. Notes 11.00% due 11/01/15		467,000	493,806

			1,599,118

Semiconductor Equipment - 0.0%

MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/18		160,000	178,400

Special Purpose Entities - 0.1%

China Overseas Finance Cayman IV, Ltd. Company Guar. Notes 4.88% due 02/15/17		410,000	420,062
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15*†(6)(8)(9)(11)		560,000	0

			420,062

Steel-Producers - 0.1%

China Oriental Group Co., Ltd. Senior Sec. Notes 8.00% due 08/18/15		460,000	399,050
Severstal JSC via Steel Capital SA Notes 6.25% due 07/26/16*		370,000	358,121

			757,171

Telecom Services - 0.3%

UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*		1,200,000	1,182,000
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.75% due 07/15/17*(3)		825,000	610,500

			1,792,500

Telephone-Integrated - 0.2%

Oi SA Senior Notes 9.75% due 09/15/16*	BRL	530,000	278,553
Virgin Media Finance PLC Company Guar. Notes 5.25% due 02/15/22		1,230,000	1,199,250

			1,477,803

Therapeutics - 0.4%

Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/18		2,090,000	2,204,950

Transport-Marine - 0.1%

SCF Capital, Ltd. Company Guar. Notes 5.38% due 10/27/17		560,000	525,700

Transport-Rail - 0.3%

Canadian Pacific Railway Co. Senior Notes 6.50% due 05/15/18		741,000	881,211
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22		433,000	469,162
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.38% due 10/06/20		305,000	327,875

			1,678,248

Warehousing & Harbor Transportation Services - 0.1%

DP World, Ltd. Senior Notes 6.85% due 07/02/37		420,000	395,850

Total Foreign Corporate Bonds & Notes (cost $51,705,718)			50,926,119

FOREIGN GOVERNMENT AGENCIES - 14.7%
Regional Authority - 0.1%

Province of British Columbia, Canada Senior Notes 2.85% due 06/15/15		479,000	509,654

Sovereign - 14.5%

Commonwealth of Australia Senior Notes 4.50% due 10/21/14	AUD	660,000	677,417
Commonwealth of Australia Senior Notes 6.00% due 02/15/17	AUD	1,650,000	1,871,949
Dominican Republic Senior Notes 7.50% due 05/06/21		390,000	411,060
European Union Senior Notes 3.25% due 04/04/18	EUR	151,000	205,644
Federal Republic of Brazil Senior Notes 4.88% due 01/22/21		2,380,000	2,703,680
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41		717,000	837,098
Federal Republic of Brazil Senior Notes 7.13% due 01/20/37		430,000	593,400
Federal Republic of Brazil Senior Notes 8.75% due 02/04/25		560,000	845,600
Federal Republic of Nigeria Senior Notes 6.75% due 01/28/21		700,000	749,000
Government of Canada Senior Notes 0.88% due 02/14/17		938,000	939,936
Government of Canada Bonds 4.25% due 06/01/18	CAD	2,090,000	2,353,241
Government of Canada Bonds 5.75% due 06/01/29	CAD	1,840,000	2,691,832
Government of Japan Senior Notes 2.10% due 03/20/27	JPY	117,600,000	1,655,417
Government of Romania Senior Notes 6.75% due 02/07/22*		1,110,000	1,112,164
Government of Ukraine Bonds 7.95% due 02/23/21		430,000	376,250
Kingdom of Denmark Bonds 4.50% due 11/15/39	DKK	4,000,000	1,088,356
Kingdom of Norway Bonds 3.75% due 05/25/21	NOK	12,775,000	2,418,411
Kingdom of Sweden Bonds 3.50% due 06/01/22	SEK	16,350,000	2,709,043
Lebanese Republic Senior Notes 5.00% due 10/12/17		1,330,000	1,312,151
Lebanese Republic Senior Notes 6.60% due 11/27/26		1,122,000	1,127,610
Republic of Argentina Senior Notes 2.50% due 12/31/38(4)		1,072,637	303,020
Republic of Argentina Senior Notes 7.00% due 10/03/15		900,000	681,750
Republic of Argentina Senior Notes 7.00% due 04/17/17		450,000	299,250
Republic of Argentina Senior Notes 8.28% due 12/31/33		1,279,124	754,683
Republic of Argentina Senior Notes 8.75% due 06/02/17		420,000	331,800
Republic of Colombia Senior Notes 4.38% due 07/12/21		1,550,000	1,691,050
Republic of Colombia Senior Notes 6.13% due 01/18/41		693,000	857,587
Republic of Colombia Senior Notes 7.38% due 03/18/19		620,000	792,050

Republic of Colombia Senior Notes 7.38% due 09/18/37		400,000	563,000
Republic of Colombia Senior Notes 8.13% due 05/21/24		250,000	352,500
Republic of Croatia Senior Notes 6.38% due 03/24/21		450,000	416,183
Republic of Croatia Senior Notes 6.63% due 07/14/20		370,000	348,725
Republic of Croatia Senior Notes 6.75% due 11/05/19		170,000	162,350
Republic of El Salvador Senior Notes 7.38% due 12/01/19		700,000	760,550
Republic of El Salvador Senior Notes 7.63% due 02/01/41		850,000	864,875
Republic of El Salvador Senior Notes 8.25% due 04/10/32		700,000	766,500
Republic of Hungary Senior Notes 4.75% due 02/03/15		400,000	374,700
Republic of Hungary Senior Notes 6.25% due 01/29/20		560,000	508,861
Republic of Hungary Senior Notes 6.38% due 03/29/21		720,000	657,000
Republic of Hungary Senior Notes 7.63% due 03/29/41		390,000	348,075
Republic of Indonesia Notes 3.75% due 04/25/22*		580,000	559,700
Republic of Indonesia Senior Notes 4.88% due 05/05/21		740,000	777,925
Republic of Indonesia Bonds 5.25% due 01/17/42		496,000	490,420
Republic of Indonesia Senior Notes 8.50% due 10/12/35		810,000	1,125,900
Republic of Indonesia Senior Notes 8.80% due 04/23/14		700,000	775,492
Republic of Indonesia Senior Notes 11.63% due 03/04/19		780,000	1,119,300
Republic of Ivory Coast Senior Notes 2.50% due 12/31/32†(4)(6)		700,000	477,750
Republic of Lithuania Senior Notes 6.75% due 01/15/15		780,000	834,600
Republic of Peru Senior Notes 5.63% due 11/18/50		300,000	345,000
Republic of Peru Senior Notes 6.55% due 03/14/37		183,000	237,900
Republic of Peru Senior Notes 7.13% due 03/30/19		670,000	850,900
Republic of Peru Senior Notes 7.35% due 07/21/25		331,000	454,297
Republic of Peru Senior Notes 8.75% due 11/21/33		420,000	663,600
Republic of Peru Senior Notes 8.75% due 11/21/33		380,000	600,400
Republic of Poland Senior Notes 5.00% due 03/23/22		805,000	842,030
Republic of Poland Senior Notes 5.13% due 04/21/21		500,000	529,400
Republic of Poland Senior Notes 6.38% due 07/15/19		720,000	825,559
Republic of Singapore Senior Notes 2.25% due 06/01/21	SGD	1,500,000	1,242,128
Republic of Singapore Senior Notes 2.38% due 04/01/17	SGD	1,475,000	1,243,298
Republic of South Africa Senior Notes 4.67% due 01/17/24		950,000	972,325
Republic of South Africa Bonds 5.88% due 05/30/22		650,000	742,625
Republic of Sri Lanka Senior Notes 6.25% due 10/04/20		614,000	604,790
Republic of Sri Lanka Senior Notes 6.25% due 07/27/21		680,000	666,048
Republic of Sri Lanka Senior Sec. Notes 7.40% due 01/22/15		789,000	830,422
Republic of the Philippines Bonds 4.00% due 01/15/21		1,580,000	1,660,975

Republic of the Philippines Senior Notes 6.38% due 10/23/34		470,000	578,100
Republic of the Philippines Senior Notes 7.75% due 01/14/31		1,230,000	1,691,250
Republic of the Philippines Bonds 9.88% due 01/15/19		270,000	376,650
Republic of the Philippines Senior Notes 10.63% due 03/16/25		245,000	395,063
Republic of Turkey Bonds 5.63% due 03/30/21		310,000	323,950
Republic of Turkey Senior Notes 6.25% due 09/26/22		1,190,000	1,273,300
Republic of Turkey Notes 6.75% due 04/03/18		500,000	556,875
Republic of Turkey Senior Notes 6.88% due 03/17/36		380,000	418,000
Republic of Turkey Senior Notes 7.00% due 09/26/16		465,000	515,569
Republic of Turkey Senior Notes 7.50% due 07/14/17		710,000	811,175
Republic of Turkey Senior Notes 7.50% due 11/07/19		340,000	396,525
Republic of Turkey Senior Notes 8.00% due 02/14/34		467,000	581,415
Republic of Uruguay Notes 8.00% due 11/18/22		1,250,000	1,700,000
Republic of Venezuela Bonds 9.00% due 05/07/23		500,000	375,000
Republic of Venezuela Senior Notes 11.75% due 10/21/26		850,000	720,375
Republic of Venezuela Senior Notes 11.95% due 08/05/31		490,000	418,950
Republic of Venezuela Bonds 12.75% due 08/23/22		380,000	356,250
Russian Federation Bonds 4.50% due 04/04/22*		800,000	815,200
Russian Federation Senior Notes 5.63% due 04/04/42*		1,000,000	1,034,050
Russian Federation Bonds 7.50% due 03/31/30(4)		1,436,925	1,690,183
Swiss Confederation Bonds 2.00% due 04/28/21	CHF	1,100,000	1,284,758
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/20	GBP	1,450,000	2,820,242
United Mexican States Senior Notes 3.63% due 03/15/22		2,370,000	2,441,100
United Mexican States Senior Notes 6.05% due 01/11/40		590,000	718,325
United Mexican States Senior Notes 6.75% due 09/27/34		850,000	1,111,375
United Mexican States Bonds 7.25% due 12/15/16	MXN	27,330,000	2,067,104
United Mexican States Senior Notes 7.50% due 04/08/33		740,000	1,032,300
United Mexican States Bonds 10.00% due 12/05/24	MXN	4,000,000	367,918

			84,857,554

Sovereign Agency - 0.1%

Financing of Infrastructural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/18		860,000	688,432

Total Foreign Government Agencies
(cost $85,060,092)			86,055,640

U.S. GOVERNMENT AGENCIES - 15.2%
Federal Home Loan Mtg. Corp. - 3.7%

3.50% due 02/01/42		994,012	1,042,284
3.50% due 03/01/42		703,713	738,216
4.00% due 09/01/40		312,921	332,530
4.50% due 02/01/20		115,761	123,835
4.50% due 08/01/20		57,434	61,440
4.50% due 03/01/23		253,737	271,711
4.50% due 01/01/39		166,993	178,385
4.50% due 10/01/39		1,433,772	1,531,583
4.50% due 06/01/40		1,025,089	1,120,647
4.50% due 08/01/40		298,940	319,707
4.50% due 09/01/40		3,398,806	3,634,917
5.00% due 09/01/18		163,977	176,672

5.00% due 07/01/20	119,482	128,845
5.00% due 05/01/34	289,454	319,557
5.00% due 02/01/35	29,029	31,381
5.00% due 07/01/35	111,677	120,569
5.00% due 11/01/35	287,254	310,127
5.00% due 03/01/38	235,966	254,165
5.00% due 05/01/38	85,655	92,261
5.00% due 09/01/38	726,425	782,451
5.00% due 03/01/39	773,083	836,871
5.00% due 07/01/40	1,438,782	1,563,401
5.50% due 06/01/22	163,458	176,777
5.50% due 07/01/35	106,377	116,322
5.50% due 05/01/37	235,283	256,103
5.50% due 06/01/37	9,328	10,154
5.50% due 10/01/37	1,188,500	1,293,670
5.50% due 12/01/37	152,571	166,072
5.50% due 01/01/38	197,727	215,533
5.50% due 02/01/38	214,833	233,843
5.50% due 07/01/38	545,489	593,418
6.00% due 01/01/30	7,220	8,085
6.00% due 02/01/32	5,521	6,215
6.00% due 05/01/37	8,495	9,361
6.00% due 10/01/37	133,404	147,002
6.00% due 10/01/39	1,312,854	1,445,029
6.50% due 07/01/29	1,785	2,049
6.50% due 12/01/35	438	495
6.50% due 02/01/36	56,210	63,609
6.50% due 11/01/37	153,122	172,465
7.00% due 06/01/29	7,659	9,208
Federal Home Loan Mtg. Corp. REMIC
Series 3980, Class LC
3.50% due 01/15/42(1)	1,305,317	1,296,908
Series 3841, Class PA
5.00% due 12/15/40(1)	861,649	941,615
Series 2626, Class SP
6.41% due 02/15/18(1)(16)	6,050,271	369,113

		21,504,601

Federal National Mtg. Assoc. - 11.0%

3.50% due 01/01/42	1,986,452	2,086,995
3.50% due 02/01/42	1,841,694	1,934,910
4.00% due 06/01/39	760,891	826,304
4.00% due 09/01/40	2,558,494	2,726,076
4.00% due 10/01/40	1,264,342	1,347,157
4.00% due 11/01/40	4,365,946	4,651,915
4.00% due 03/01/41	1,421,650	1,514,768
4.00% due 09/01/41	1,914,964	2,040,992
4.00% due 10/01/41	966,565	1,030,177
4.00% due 11/01/41	2,583,271	2,753,282
4.00% due 01/01/42	994,285	1,059,722
4.50% due 06/01/19	94,635	101,784
4.50% due 01/01/39	119,132	127,852
4.50% due 12/01/39	2,389,606	2,629,487
4.50% due 07/01/40	874,334	939,973
4.50% due 08/01/40	707,015	760,977
4.50% due 09/01/40	1,782,204	1,918,227
4.50% due 11/01/40	279,717	301,066
4.50% due 03/01/41	1,864,540	2,009,760
4.50% due 07/01/41	1,725,255	1,859,627
5.00% due 03/15/16	163,000	186,811
5.00% due 01/01/23	227,014	245,015
5.00% due 04/01/23	194,588	210,019
5.00% due 04/01/35	1,419,012	1,539,066
5.00% due 01/01/37	44,713	48,454
5.00% due 03/01/37	61,362	67,321
5.00% due 05/01/37	12,778	13,847
5.00% due 06/01/37	192,148	208,225
5.00% due 07/01/37	311,908	338,005
5.00% due 09/01/39	2,009,397	2,219,588
5.00% due 05/01/40	1,368,960	1,493,966
5.00% due 07/01/40	2,583,978	2,813,091
5.00% due 08/01/40	1,070,730	1,165,668
5.50% due 03/01/18	6,452	7,023
5.50% due 11/01/22	70,989	77,192
5.50% due 01/01/29	9,859	10,814
5.50% due 05/01/29	9,537	10,487
5.50% due 06/01/34	98,549	108,181
5.50% due 08/01/34	547,151	600,623
5.50% due 03/01/35	934,509	1,025,838
5.50% due 09/01/36	682,082	744,905
5.50% due 11/01/36	18,571	20,281
5.50% due 12/01/36	2,265,505	2,484,079
5.50% due 04/01/37	124,299	135,592
5.50% due 08/01/37	3,154,811	3,447,771
5.50% due 03/01/38	197,175	215,088
5.50% due 06/01/38	2,185,461	2,384,019
6.00% due 02/01/32	21,355	24,086
6.00% due 10/01/34	1,225	1,373
6.00% due 10/01/35	281,320	311,758
6.00% due 07/01/37	60,259	66,515
6.00% due 08/01/37	219,388	242,165
6.00% due 10/01/37	128,530	142,216
6.00% due 11/01/37	844,214	931,863
6.00% due 11/01/38	1,812,985	2,001,215
6.00% due 12/01/38	2,255,979	2,485,266
6.50% due 12/01/31	21,508	24,618
6.50% due 02/01/35	68,175	77,329
6.50% due 07/01/36	90,495	102,165
6.50% due 11/01/37	235,328	265,676
6.50% due 10/01/38	1,094,629	1,236,132
8.50% due 08/01/31	2,319	2,450
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41(1)	922,126	1,015,703
Federal National Mtg. Assoc. STRIPS zero coupon due 05/25/40(1)(17)	1,338,403	1,248,606

		64,621,156

Government National Mtg. Assoc. - 0.5%

5.50% due 08/15/39	1,283,011	1,428,752
6.00% due 08/15/39	1,241,191	1,401,964

		2,830,716

Total U.S. Government Agencies
(cost $86,552,256)		88,956,473

U.S. GOVERNMENT TREASURIES - 8.1%
United States Treasury Bonds - 1.6%

2.13% due 02/15/40 TIPS(12)	535,835	772,942
2.13% due 02/15/41 TIPS(12)	157,086	227,897
3.13% due 11/15/41	654,000	715,109
3.13% due 02/15/42	6,132,000	6,704,962
4.38% due 02/15/38	204,000	275,145
4.38% due 11/15/39	190,000	257,450
4.63% due 02/15/40	161,000	226,582
8.13% due 08/15/19	117,000	175,025

		9,355,112

United States Treasury Notes - 6.5%

0.25% due 03/31/14	4,875,000	4,873,479
0.25% due 04/30/14	1,350,000	1,349,632
0.38% due 04/15/15	2,850,000	2,852,004
0.88% due 04/30/17	4,725,000	4,775,203
1.00% due 10/31/16	456,000	464,122
1.00% due 03/31/17	7,379,000	7,503,521
1.75% due 05/15/22	3,245,000	3,295,703
2.00% due 02/15/22	7,824,000	8,140,019
2.63% due 02/29/16	1,029,000	1,109,310
2.75% due 05/31/17	610,000	671,715
3.13% due 05/15/21	1,501,000	1,718,996
3.25% due 05/31/16	350,000	387,324
3.63% due 08/15/19	52,000	61,409
3.88% due 05/15/18	57,000	67,109
4.50% due 11/15/15	536,000	610,160
4.63% due 11/15/16	130,000	152,913

		38,032,619

Total U.S. Government Treasuries (cost $45,740,689)		47,387,731

MUNICIPAL BONDS & NOTES - 0.2%

Ohio State University Revenue Bonds 4.80% due 06/01/12	488,000	549,678
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	438,000	499,014

Total Municipal Bonds & Notes (cost $921,125)		1,048,692

LOANS(8)(18)(19) - 0.4%
Casino Hotels - 0.2%

Tropicana Entertainment Term Loan 7.50% due 03/16/18	1,000,000	990,625

Pharmacy Services - 0.2%

Axcan Term Loan B 5.50% due 02/17/17	1,100,000	1,068,375

Total Loans (cost $2,058,486)		2,059,000

COMMON STOCK - 0.0%
Medical-Outpatient/Home Medical - 0.0%

Critical Care Systems International, Inc.†(8)(9)(14) (cost $0)	5,372	0

PREFERRED STOCK - 0.3%
Banks-Commercial - 0.1%

CoBank ACB 11.00%*	5,396	297,286

Banks-Super Regional - 0.1%

US Bancorp FRS 3.50%	433	334,709
Wachovia Capital Trust IX 6.38%	4,350	108,663

		443,372

Diversified Banking Institutions - 0.1%

Ally Financial, Inc. 7.00%*	966	828,285

Electric-Integrated - 0.0%

Southern California Edison Co. FRS 4.58%	1,920	190,560

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	5,100	8,568

Special Purpose Entity - 0.0%

Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	8,092	167,342

Total Preferred Stock (cost $1,930,891)		1,935,413

WARRANTS - 0.0%
Oil-Field Services - 0.0%

Green Field Energy Services, Inc. Expires 11/15/21†	1,430	85,800

Publishing-Periodicals - 0.0%

Reader’s Digest Assoc., Inc. Expires 02/19/14†(8)(9)	3,043	0

Television - 0.0%

ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)†(8)(9)	157	23,550
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.00)†(8)(9)	159	39,750

		63,300

Total Warrants (cost $27,226)		149,100

Total Long-Term Investment Securities (cost $534,486,211)		539,224,332

SHORT-TERM INVESTMENT SECURITIES - 5.4%
Time Deposits - 5.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/12 (cost $31,313,000)	31,313,000	31,313,000

TOTAL INVESTMENTS (cost $565,799,211)(20)	97.6%	570,537,332
Other assets less liabilities	2.4	14,146,067

NET ASSETS	100.0%	$584,683,399

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2012, the aggregate value of these securities was $96,601,426 representing 16.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Income may be received in cash or additional bonds/shares at the discretion of the issuer.
(4)	“Step-up” security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(5)	Perpetual maturity - maturity date reflects the next call date.
(6)	Security in default
(7)	Subsequent to May 31, 2012, bond is in default.
(8)	Illiquid security. At May 31, 2012, the aggregate value of these securities was $2,126,786 representing 0.4% of net assets.
(9)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(10)	Security in default of principal and interest at maturity.
(11)	Company has filed bankruptcy in country of issuance.
(12)	Principal amount of security is adjusted for inflation.
(13)	Company has filed for Chapter 7 bankruptcy.
(14)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2012, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Critical Care Systems International, Inc.

Common Stock	06/17/04	635	$0
	11/09/04	4,737	0

		5,372	$0	$0	$0.00	0.00%

(15)	Denominated in United States dollars unless otherwise indicated.
(16)	Interest Only
(17)	Principal Only
(18)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(19)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(20)	See Note 5 for cost of investments on a tax basis.

FDIC—Federal Deposit Insurance Corp.

FRS—Floating Rate Security

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

TIPS—Treasury Inflation Protected Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2012 and unless noted otherwise the dates are the original maturity dates.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
UBS AG London	MXN	27,566,200	USD	2,000,000	7/27/2012	$89,894	$—

Currency Legend

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

DKK—Danish Krone

EUR—Euro Dollar

GBP—Pound Sterling

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$22,385,455	$—	$22,385,455
U.S. Corporate Bonds & Notes	—	236,679,025	1,641,684	238,320,709
Foreign Corporate Bonds & Notes	—	50,926,119	0	50,926,119
Foreign Government Agencies	—	86,055,640	—	86,055,640
U.S. Government Agencies	—	88,956,473	—	88,956,473
U.S. Government Treasuries	—	47,387,731	—	47,387,731
Municipal Bonds & Notes	—	1,048,692	—	1,048,692
Loans	—	990,625	1,068,375	2,059,000
Common Stock	—	—	0	0
Preferred Stock	809,842	1,125,571	—	1,935,413
Warrants	—	85,800	63,300	149,100
Short-Term Investment Securities:
Time Deposits	—	31,313,000	—	31,313,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Appreciation	—	89,894	—	89,894

Total	$809,842	$567,044,025	$2,773,359	$570,627,226

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Warrants
Balance as of 08/31/2011	$1,528,628	$0	$—	$461	$51,025
Accrued discounts	32,850	—	277	—	—
Accrued premiums	(7,355)	—	—	—	—
Realized gain	33,975	—	—	—	—
Realized loss	—	—	—	(12,071)	—
Change in unrealized appreciation(1)	18,761	—	—	12,167	20,125
Change in unrealized depreciation(1)	(71,395)	—	(9,902)	(134)	(7,850)
Net purchases	1,325,601	—	1,078,000	—	—
Net sales	(1,479,538)	—	—	(423)	—
Transfers into Level 3(2)	260,157	0	—	—	—
Transfers out of Level 3(2)	—	—	—	—	—

Balance as of 05/31/2012	$1,641,684	$0	$1,068,375	$0	$63,300

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at May 31, 2012 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Warrants
$(52,634)	$0	$(9,902)	$(134)	$12,275

(2)	The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – May 31, 2012 – (unaudited)

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward Foreign Currency Contracts (“Forward Contracts”) are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available, and securities for which a development/significant event occurs that may significantly impact the value of the security, are valued as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of May 31, 2012 are reported on a schedule following the Portfolio of Investments.

Note 2. Derivative Instruments

The following tables present the value of derivatives held as of May 31, 2012, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of May 31, 2012, please refer to the Portfolio of Investments.

	Small Cap Value Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts(2)
Futures contracts (variation margin)(2)(3)	$12,750	$—

(1)	The Fund’s derivative contracts held during the period ended May 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	During the period, the average value outstanding for equity futures contracts was $4,261,457.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(250,127) as reported in the Portfolio of Investments.

	Socially Responsible Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts(2)
Futures contracts (variation margin)(2)(3)	$6,780	$—

(1)	The Fund’s derivative contracts held during the period ended May 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	During the period, the average value outstanding for equity futures contracts was $20,153,021.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(812,993) as reported in the Portfolio of Investments.

	Strategic Bond Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Foreign exchange contracts(2)	$89,894	$—

(1)	The Fund’s derivative contracts held during the period ended May 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $1,827,844.

        Forward Foreign Currency Contracts. Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the period ended May 31, 2012, the Strategic Bond Fund used forward contracts to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. During the period ended May 31, 2012, Strategic Bond Fund had open forward contracts.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended May 31, 2012, the Small Cap Value Fund and Socially Responsible Fund, used futures contracts to increase or decrease exposure to equity markets. As of May 31, 2012, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contacts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to the Funds since the futures are generally exchange-traded.

Structured Securities: Certain of the Funds may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of May 31, 2012, none of the funds held structured securities.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund’s entire investment in the structured security.

Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Fund to credit risk, illiquidity risk and market risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

Note 3. Repurchase Agreements

As of May 31, 2012, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Money Market II	7.92%	$29,123,000
Small Cap Value	1.02	3,734,000
Socially Responsible	3.21	11,825,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated May 31, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $367,867,000, a repurchase price of $367,867,102, and maturity date of June 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.88%	12/31/16	$200,000,000	$202,980,800
U.S. Treasury Notes	1.50	7/31/16	10,795,000	11,261,225
U.S. Treasury Notes	2.00	1/31/16	50,000,000	53,066,800
U.S. Treasury Notes	2.63	2/29/16	60,765,000	65,892,047
U.S. Treasury Notes	3.13	4/30/17	37,570,000	42,026,140

As of May 31, 2012, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market II	3.90%	$9,740,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated May 31, 2012, bearing interest at a rate of 0.18% per annum, with a principal amount of $250,000,000, a repurchase price of $250,001,250 and maturity date of June 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	1.25%	7/15/20	$100,000,000	$123,500,000
U.S. Treasury Inflation Index Notes	1.38	1/15/20	105,411,200	131,500,472

Note 4. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds own securities issued by America International Group (“AIG”) or an affiliate thereof. During the period ended May 31, 2012, transactions in these securities were as follows:

Fund	Security	Income	Capital Gain Distribution Received
Aggressive Growth Lifestyle	Various VC I and VC II Funds*	$4,236,041	$4,028,090
Conservative Growth Lifestyle	Various VC I and VC II Funds*	4,071,204	1,165,195
Moderate Growth Lifestyle	Various VC I and VC II Funds*	7,431,386	4,779,133

Fund	Security	Market Value at 08/31/11	Cost of Purchases		Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 05/31/12
Aggressive Growth Lifestyle	Various VC I and VC II Funds*	$184,979,766	$179,750,866	†	$86,513,671	$5,902,015	$(4,848,613)	$279,270,363
Conservative Growth Lifestyle	Various VC I and VC II Funds*	119,540,178	90,707,413	†	44,578,568	2,884,321	311,876	168,865,220
Moderate Growth Lifestyle	Various VC I and VC II Funds*	280,185,526	214,017,180	†	102,889,896	7,900,570	(3,407,695)	395,805,685

* See Schedule of Investments for details.

† Includes reinvestment of distributions paid.

Note 5. Federal Income Taxes

As of May 31, 2012, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$293,301,228	$12,753,586	$(26,784,451)	$(14,030,865)
Capital Appreciation	51,203,155	5,413,811	(1,793,749)	3,620,062
Conservative Growth Lifestyle	164,672,212	6,486,241	(2,293,233)	4,193,008
Core Bond	555,721,742	18,984,828	(2,543,732)	16,441,096
High Yield Bond	266,480,230	13,797,959	(12,654,010)	1,143,949
International Opportunities	486,214,639	32,799,885	(65,240,107)	(32,440,222)
Large Cap Value	137,373,543	11,191,716	(10,159,710)	1,032,006
Mid Cap Growth	130,314,440	13,121,332	(6,689,285)	6,432,047
Mid Cap Value	658,026,737	54,409,332	(52,226,809)	2,182,523
Moderate Growth Lifestyle	389,944,819	18,834,874	(12,974,008)	5,860,866
Money Market II	192,261,253	—	—	—
Small Cap Growth	79,842,433	9,643,916	(9,879,772)	(235,856)
Small Cap Value	379,751,369	44,270,715	(36,945,124)	7,325,591
Socially Responsible	542,406,754	70,338,694	(38,565,702)	31,772,992
Strategic Bond	565,970,250	14,963,704	(10,396,622)	4,567,082

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	July 27, 2012

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	July 27, 2012